MASTERS VARIABLE ANNUITY

SEPARATE ACCOUNT A

ISSUED BY:
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 3249
SYRACUSE, NEW YORK 13220

ADMINISTERED BY:
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:  1-800-862-6668 (CONTRACT OWNERS)
            1-800-862-7155 (REGISTERED REPRESENTATIVES)

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This prospectus describes information you should know before you purchase the
Masters Variable Annuity. Please read it carefully before you purchase your variable annuity.

Masters Variable Annuity is a contract between you and Union Security Life Insurance Company of New York (formerly First Fortis Life Insurance Company) where you agree to make at least one Premium Payment and Union Security agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to a Guarantee Period in our General Account. A Guarantee Period guarantees a rate of interest until a specified maturity date and may be subject to a Market Value Adjustment. Premium Payments allocated to a Guarantee Period are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2007

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2007

2                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   8
  Union Security Life Insurance Company of New York                            8
  The Separate Account                                                         8
  The Funds                                                                    9
PERFORMANCE RELATED INFORMATION                                               11
  Guarantee Periods                                                           12
THE CONTRACT                                                                  13
  Purchases and Contract Value                                                13
  Charges and Fees                                                            18
  Death Benefit                                                               19
  Surrenders                                                                  20
ANNUITY PAYOUTS                                                               21
OTHER PROGRAMS AVAILABLE                                                      23
OTHER INFORMATION                                                             24
  Legal Matters                                                               25
  More Information                                                            25
FEDERAL TAX CONSIDERATIONS                                                    26
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                          31
ACCUMULATION UNIT VALUES                                                      38
FURTHER INFORMATION ABOUT UNION SECURITY LIFE INSURANCE COMPANY OF NEW        42
YORK
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      46
APPENDIX I -- SAMPLE MARKET VALUE ADJUSTMENT CALCULATIONS                     47
APPENDIX II -- INVESTMENTS BY UNION SECURITY                                  49

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          3

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Guarantee Periods.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Hartford Life Insurance Company administers these Contracts. Their location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Their standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owners. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Union Security and/or Hartford.

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4                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the
Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MARKET VALUE ADJUSTMENT: An adjustment that either increases or decreases the amount we pay you under certain circumstances.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges and increased or decreased, as applicable, by any Market Value Adjustment.

UNION SECURITY: Union Security Life Insurance Company of New York, the company that issued this Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          5

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

                                                                       DURING
                                                                    ACCUMULATION
                                                                       PERIOD
--------------------------------------------------------------------------------
Sales Charge Imposed on Purchases (as a percentage of Premium           None
Payments)
Maximum Contingent Deferred Sales Charge (as a percentage of                  7%
Premium Payments) (1)
  First Year (2)                                                              7%
  Second Year                                                                 6%
  Third Year                                                                  5%
  Fourth Year                                                                 4%
  Fifth Year                                                                  3%
  Sixth Year                                                                  2%
  Seventh Year                                                                1%
  Eighth Year                                                                 0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2)  Length of time from Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average               1.25%
 daily Sub-Account value)
 Mortality and Expense Risk Charge
  Administrative Charge                                                    0.10%
  Total Separate Account Annual Expenses                                   1.35%

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              0.99%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $905
3 years                                                                   $1,238
5 years                                                                   $1,563
10 years                                                                  $2,700

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $240
3 years                                                                     $738
5 years                                                                   $1,263
10 years                                                                  $2,700

(3)  If you do not Surrender your Contract:

1 year                                                                      $240
3 years                                                                     $738
5 years                                                                   $1,263
10 years                                                                  $2,700

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to the section entitled "Accumulation Unit Values" in this prospectus for information regarding Accumulation Unit Values.

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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          7

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $5,000 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        5%
          4                        4%
          5                        3%
          6                        2%
          7                        1%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X  Distributions under a program for substantially equal periodic payments

X  Most payments we make to you as Annuity Payouts

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

You pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This is a charge for administration. It is deducted daily and is equal to an annual charge of 0.10% of the Contract Value held in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Funds' prospectuses for more complete information.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge and a Market Value Adjustment on the amount you Surrender.

IS THERE A MARKET VALUE ADJUSTMENT?

Surrenders and other withdrawals from a Guarantee Period in our General Account more than fifteen days from the end of a Guarantee Period are subject to a Market Value Adjustment. The Market Value Adjustment may increase or reduce the General Account value of your Contract. A Market Value Adjustment will also be applied to any General Account value that is transferred from the General Account to other Sub-Accounts before the end of the Guarantee Period. The Market Value Adjustment is computed using a formula that is described in this prospectus under "Market Value Adjustment."

WHAT INVESTMENT CHOICES ARE AVAILABLE?

You may allocate your Premium Payment or Contract Values among the following investment choices:

-   The variable Sub-Accounts that invest in underlying Funds; and/or

- One or more Guarantee Periods, which may be subject to a Market Value Adjustment.

WILL UNION SECURITY PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or the Annuitant dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from the Beneficiary.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

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8                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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-   The Contract Value of your Contract; or

- The Contract Value on the last Contract Seven Year Anniversary before the earlier of the date of death, or the Contract Owner's or the Annuitant's 75 birthday, minus the dollar amount of any partial Surrenders since that Seven Year Anniversary.

Your Contract's Seven Year Anniversary is the seventh anniversary of the date your Contract was issued, and each following seventh anniversary of that date.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and Full Survivor Life Annuity, and Joint and 1/2 Contingent Survivor Life Annuity. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

Union Security Life Insurance Company of New York ("Union Security") is the issuer of the contracts. Union Security is a New York corporation founded in 1971. It is qualified to sell life insurance and annuity contracts in New York.

Union Security is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Union Security Life Insurance Company of New York. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 1, 1993 as "Separate Account A" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Union Security or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Union Security or Hartford may conduct.

- Is not affected by the rate of return of Fortis' General Account or Hartford's General Account or by the investment performance of any of Union Security's or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges,

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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          9

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is positive. If you allocate a portion of your Contract Value to a Money Market
Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS

FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND
 II, INC.
 HARTFORD GROWTH           Capital appreciation       HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD INTERNATIONAL    Long-term capital          HL Investment Advisors, LLC
  STOCK HLS FUND -- CLASS  appreciation               Sub-advised by Lazard Asset
  IA                                                  Management, LLC
 HARTFORD LARGECAP GROWTH  Long-term growth of        HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     capital                    Sub-advised by Hartford
                                                      Investment Management Company
 HARTFORD MIDCAP GROWTH    Long-term growth of        HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     capital                    Sub-advised by Hartford
                                                      Investment Management Company
 HARTFORD SMALLCAP GROWTH  Maximize capital           HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     appreciation               Sub-advised by Wellington
                                                      Management Company, LLP and
                                                      Hartford Investment Management
                                                      Company
 HARTFORD SMALLCAP VALUE   Capital appreciation       HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                Sub-advised by Kayne Anderson
                                                      Rudnick Investment Management,
                                                      LLC, Metropolitan West Capital
                                                      Management, LLC and SSgA Funds
                                                      Management, Inc.
 HARTFORD U.S. GOVERNMENT  Maximize total return      HL Investment Advisors, LLC
  SECURITIES HLS FUND --   with a high level of       Sub-advised by Hartford
  CLASS IA                 current income consistent  Investment Management Company
                           with prudent investment
                           risk
 HARTFORD VALUE            Capital appreciation       HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
HARTFORD SERIES FUND,
 INC.
 HARTFORD ADVISERS HLS     Maximum long-term total    HL Investment Advisors, LLC
  FUND -- CLASS IA         return                     Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD CAPITAL          Growth of capital          HL Investment Advisors, LLC
  APPRECIATION HLS FUND                               Sub-advised by Wellington
  -- CLASS IA+                                        Management Company, LLP
 HARTFORD DISCIPLINED      Growth of capital          HL Investment Advisors, LLC
  EQUITY HLS FUND --                                  Sub-advised by Wellington
  CLASS IA                                            Management Company, LLP
 HARTFORD DIVIDEND AND     High level of current      HL Investment Advisors, LLC
  GROWTH HLS FUND --       income consistent with     Sub-advised by Wellington
  CLASS IA                 growth of capital          Management Company, LLP
 HARTFORD EQUITY INCOME    High level of current      HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     income consistent with     Sub-advised by Wellington
                           growth of capital          Management Company, LLP
 HARTFORD FOCUS HLS FUND   Long-term capital          HL Investment Advisors, LLC
  -- CLASS IA              appreciation               Sub-advised by Wellington
                                                      Management Company, LLP

10                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 HARTFORD GLOBAL ADVISERS  Maximum long-term total    HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     rate of return             Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD GLOBAL LEADERS   Growth of capital          HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD GROWTH HLS FUND  Long-term capital          HL Investment Advisors, LLC
  -- CLASS IA              appreciation               Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD HIGH YIELD HLS   High current income with   HL Investment Advisors, LLC
  FUND -- CLASS IA         growth of capital as a     Sub-advised by Hartford
                           secondary objective        Investment Management Company
 HARTFORD INDEX HLS FUND   Seeks to provide           HL Investment Advisors, LLC
  -- CLASS IA              investment results which   Sub-advised by Hartford
                           approximate the price and  Investment Management Company
                           yield performance of
                           publicly traded common
                           stocks in the aggregate
 HARTFORD INTERNATIONAL    Capital appreciation       HL Investment Advisors, LLC
  CAPITAL APPRECIATION                                Sub-advised by Wellington
  HLS FUND -- CLASS IA                                Management Company, LLP
 HARTFORD INTERNATIONAL    Long-term growth of        HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND   capital                    Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD INTERNATIONAL    Capital appreciation       HL Investment Advisors, LLC
  SMALL COMPANY HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD MONEY MARKET     Maximum current income     HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     consistent with liquidity  Sub-advised by Hartford
                           and preservation of        Investment Management Company
                           capital
 HARTFORD MORTGAGE         Maximum current income     HL Investment Advisors, LLC
  SECURITIES HLS FUND --   consistent with safety of  Sub-advised by Hartford
  CLASS IA                 principal and maintenance  Investment Management Company
                           of liquidity by investing
                           primarily in mortgage
                           related securities
 HARTFORD STOCK HLS FUND   Long-term growth of        HL Investment Advisors, LLC
  -- CLASS IA              capital                    Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD TOTAL RETURN     Competitive total return,  HL Investment Advisors, LLC
  BOND HLS FUND -- CLASS   with income as a           Sub-advised by Hartford
  IA                       secondary objective        Investment Management Company
 HARTFORD VALUE HLS FUND   Long-term total return     HL Investment Advisors, LLC
  -- CLASS IA                                         Sub-advised by Wellington
                                                      Management Company, LLP

+ Closed to new and subsequent Premium Payments and transfers of Contract Value.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any

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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         11

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such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

Certain underlying Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See "Federal Tax Considerations" for more information.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Union Security has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Union Security, or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts, Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional

12                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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charge deductions, and do not include deduction for Contingent Deferred Sales
Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

GUARANTEE PERIODS

Any amount you allocate to our General Account under this Contract earns a guaranteed interest rate beginning on the date you make the allocation. The guaranteed interest rate continues for the number of years you select, up to a maximum of ten years. We call this a Guarantee Period. At the end of your Guarantee Period, your Contract Value, including accrued interest, will be allocated to a new Guarantee Period that is the same length as your original Guarantee Period. However, you may reallocate your Contract Value to different Guarantee Periods or to the Sub-Accounts. If you decide to reallocate your Contract Value, you must do so by sending us a written request. We must receive your written request at least three business days before the end of your Guarantee Period. The first day of your new Guarantee Period or other reallocation will be the day after the end of your previous Guarantee Period. We will notify you at least 45 days and not more than 60 days before the end of your Guarantee Period.

We currently offer ten different Guarantee Periods. These Guarantee Periods range in length from one to ten years. Each Guarantee Period has its own guaranteed interest rate, which may differ from other Guarantee Periods. We will, at our discretion, change the guaranteed interest rate for future Guarantee Periods. These changes will not affect the guaranteed interest rates we are paying on current Guarantee Periods. The guaranteed interest rate will never be less than an effective annual rate of 4%. We cannot predict or assure the level of any future guaranteed interest rates in excess of an effective annual rate of 4%.

We declare the guaranteed interest rates from time to time as market conditions dictate. We advise you of the guaranteed interest rate for a Guarantee Period at the time we receive a Purchase Payment from you, or at the time we execute a transfer you have requested, or at the time a Guarantee Period is renewed. You may obtain information concerning the guaranteed interest rates that apply to the various Guarantee Periods. You may obtain this information from our home office or from your sales representative at any time.

The maximum amount you can invest in a Guarantee Period is $500,000.

We do not have a specific formula for establishing the guaranteed interest rates for the Guarantee Periods. Guaranteed interest rates may be influenced by the available interest rates on the investments we acquire with the amounts you allocate for a particular Guarantee Period. Guaranteed interest rates do not necessarily correspond to the available interest rates on the investments we acquire with the amounts you allocate for a particular Guarantee Period. In addition, when we determine guaranteed interest rates, we may consider:

-   the duration of a Guarantee Period,

-   regulatory and tax requirements,

-   sales and administrative expenses we bear,

-   risks we assume,

-   our profitability objectives, and

-   general economic trends.

MARKET VALUE ADJUSTMENT

Except as described below, we will apply a Market Value Adjustment to any general account value that is:

-   surrendered,

-   transferred, or

-   otherwise paid out

before the end of its Guarantee Period.

For example, we will apply a Market Value Adjustment to account value that we pay:

-   as an amount applied to an Annuity Payout option, or

-   as an amount paid as a single sum in lieu of an Annuity Payout.

The Market Value Adjustment reflects both the amount of time left in your Guarantee Period and the difference between the rate of interest credited to your current Guarantee Period and the rate of interest we are crediting to a new Guarantee Period

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         13

-------------------------------------------------------------------------------

with a duration equal to the amount of time left in your Guarantee Period. If your Guarantee Period's rate of interest is lower than, or relatively the same as (due to the application of the Market Value Adjustment factor (as described in Appendix I)), the rate of interest we are currently crediting the new Guarantee Period, then the application of the Market Value Adjustment will reduce the amount you receive or transfer. Conversely, if your Guarantee period's rate of interest is higher than the rate of interest we are crediting for the new Guarantee Period, then the application of the Market Value Adjustment will increase the amount you receive or transfer.

You will find sample Market Value Adjustment calculations in Appendix I.

We do not apply a Market Value Adjustment to withdrawals and transfers of account value under three exceptions.

(1) We will not apply a Market Value Adjustment to account value that we pay out as a death benefit.

(2) We will not apply a Market Value Adjustment to account value that we pay out during a 30 day period that: -- begins 15 days before the end date of the Guarantee Period in which the account value was being held, and that:
     -- ends 15 days after the end date of the Guarantee Period in which the account value was being held.

(3) We will not apply a Market Value Adjustment to account value that is withdrawn or transferred from a Guarantee Period on a periodic, automatic basis. This exception only applies to such withdrawals or transfers under a formal Fortis program for the withdrawal or transfer of General Account value.

We may impose conditions and limitations on any formal Fortis program for the withdrawal or transfer of general account value. Ask your Union Security representative about the availability of such a program in your state. In addition, if such a program is available in your state, your Union Security representative can inform you about the conditions and limitations that may apply to that program.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See Appendix A for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

14                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of both a properly completed application/order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office together with the Premium Payment) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

A Contract's Guarantee Period value is guaranteed by Union Security. We bear the investment risk with respect to amounts allocated to a Guarantee Period, except to the extent that (1) we may vary the guaranteed interest rate for future Guarantee Periods (subject to the 4% effective annual minimum) and (2) the Market Value Adjustment imposes investment risks on you. The Contract's Guarantee Period value on any Valuation Date is the sum of its general account values in each Guarantee Period on that date. The general account value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable guaranteed interest rate:

- The amount of Premium Payments or transferred amounts allocated to the Guarantee Period; less

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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         15

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-   The amount of any transfers or Surrenders out of the Guarantee Period.

CAN I TRANSFER FROM ONE INVESTMENT CHOICE TO ANOTHER?

Subject to the restrictions below, you may transfer Contract Value:

-   From a Sub-Account to another Sub-Account;

-   From a Sub-Account to a Guarantee Period;

-   From a Guarantee Period to a Sub-Account;

-   From a Guarantee Period to another Guarantee Period.

Transfers from a Guarantee Period may be subject to a Market Value Adjustment.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another

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16                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007):

Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.

We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:

-   the dollar amount of the transfer;

-   the total assets of the Funds involved in the transfer;

-   the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or

-   the frequent trading policies and procedures of a potentially affected Fund.

If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary.

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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         17

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FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

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18                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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TRANSFERS BETWEEN THE SUB-ACCOUNTS AND GUARANTEE PERIODS -- You may transfer from the Sub-Accounts to a Guarantee Period or from one Guarantee Period to another Guarantee Period. Transfers from a Guarantee Period are subject to a Market Value Adjustment if the transfer is:

- more than 15 days before or 15 days after the expiration of the existing Guarantee Period, or

- are not part of a formal Union Security program for the transfer of general account value.

The amount of any positive or negative Market Value Adjustment will be added or deducted from the transferred amount.

GENERAL ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the general account for up to 6 months from the date of your request (a "transfer moratorium"). After any transfer, you must wait six months before moving Sub-Account Values back to a Guarantee Period in the general account. After the Annuity Commencement Date, you may not make transfers from the general account.

We generally intend to enforce these restrictions during periods of extreme volatility within the U.S. stock markets or when we have significant concerns about disintermediation. If we enforce this restriction:

- The last then effective Guarantee Period and guaranteed interest rate will remain in effect until the end of the transfer moratorium;

- The Market Value Adjustment will take into consideration the amount of time consumed by the transfer moratorium only with regard to the Guaranteed Period during which the transfer moratorium was declared; and

- Rates of interest that we will credit for the new Guaranteed Period will be automatically reset to the rate of interest we declare as of the conclusion of the transfer moratorium.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        5%
          4                        4%
          5                        3%
          6                        2%
          7                        1%
      8 or more                    0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN SEVEN YEARS -- After the seventh Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than seven years, and (b) 10% of Premium Payments made during the last seven years and (c) all of your earnings.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

-   ON OR AFTER THE ANNUITANT'S 90TH BIRTHDAY.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

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-   FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent
    Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that actual mortality rates, in aggregate, may be lower than expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

For administration, we deduct a daily charge at the rate of 0.10% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5%.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner or Annuitant dies before the Annuity Commencement Date. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

- The Contract Value on the last Contract Seven Year Anniversary before the earlier of the date of death, or the Contract Owner's or the Annuitant's 75th birthday, minus the dollar amount of any partial Surrenders since that Seven Year Anniversary.

Your Contract's Seven Year Anniversary is the seventh anniversary of the date your Contract was issued, and each following seventh anniversary of that date.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout

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20                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company," to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes and adjusted for any positive or negative Market Value Adjustment. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $1,000, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

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WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender
Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   What level of Assumed Investment Return should you choose?

-   Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday, subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a

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22                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the
Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the Contract Owner until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR LIFE ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. If the Annuitant dies first, we will make Payouts equal to 1/2 the original payout. If the Joint Annuitant dies first, we will continue to make Payouts at the full amount.

We may offer other Annuity Payout Options available.

IMPORTANT INFORMATION:

-   YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semiannually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 4%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

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FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

-   the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor for a 4% AIR is 0.999893%.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program. If you are enrolled in any of these programs while a Fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE(R) -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

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24                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or

       - any Fund closes to new investments -- then your allocations to that Fund will be pro-rated among remaining available Funds.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as principal underwriter for the Contracts which are offered on a continuous basis. WFS is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125.

Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with Woodbury. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).

Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.

We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the

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particular arrangements between your Registered Representative and their
Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.

Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (4) override payments and bonuses; (5) personnel education or training; (6) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (7) shareholder services, including sub-accounting and the preparation of account statements and other communications.

We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.

Consistent with NASD Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.

Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2006, Additional Payments did not in the aggregate exceed approximately $50,600 (excluding incidental corporate-sponsorship related perquisites) or approximately 0.002% based on average assets.

As of December 31, 2006, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.)

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Union Security Life Insurance Company of New York as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to New York law is Douglas Lowe, corporate counsel, Union Security Life Insurance Company of New York, 576 Bielenberg Drive, Woodbury, MN 55125.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085

Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Union Security in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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26                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. citizens or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF UNION SECURITY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Union Security which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Union Security is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Union Security is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

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-   Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

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28                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income

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on the contract" and (4) last from the remaining "investment in the contract."
As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS.

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into, for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the

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company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that may prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.

Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit the tax to the IRS.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be

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used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding tax applies, we are required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the

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type of Qualified Plan, as well as the terms and conditions of the Plan itself.
Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

TRADITIONAL IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA. In addition, a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). Certain plans may not allow such rollovers.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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SIMPLE IRAs  The Savings Incentive Match Plan for Employees of Small Employers
("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

ROTH IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2.    QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit

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(e.g., $45,000 in 2007) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability; or

       d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4.    DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer or, during 2007, certain distributions from an IRA for charitable purposes). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         35

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minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

- made to a beneficiary (or to the employee's estate) on or after the employee's death;

-   attributable to the employee's becoming disabled under Code Section
    72(m)(7);

- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

- (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans); or

- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

-   certain qualified reservist distributions upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

-   for a qualified first-time home buyer and meets the requirements of Code
    Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

-   the calendar year in which the individual attains age 70 1/2, or

- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger

36                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan.

However, an "eligible rollover distribution" does not include any distribution that is either:

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         37

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that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a Plan from which a KETRA distribution was taken.

38                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.785           $3.578           $3.495           $2.990           $3.515
  Accumulation Unit Value at end of
   period                                   $4.134           $3.785           $3.578           $3.495           $2.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  175              224              369              580              637
HARTFORD BLUE CHIP STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $18.710          $17.917          $16.676          $13.072          $17.526
  Accumulation Unit Value at end of
   period                                  $19.944          $18.710          $17.917          $16.676          $13.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   82              102              147              183              215
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.889           $1.657           $1.407           $1.000               --
  Accumulation Unit Value at end of
   period                                   $2.173           $1.889           $1.657           $1.407               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   89               94              100               13               --
HARTFORD CAPITAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.212           $6.310           $5.818           $4.630           $6.595
  Accumulation Unit Value at end of
   period                                   $6.612           $6.212           $6.310           $5.818           $4.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    7               21               22               23               23
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $23.363          $22.219          $20.774          $16.345          $21.989
  Accumulation Unit Value at end of
   period                                  $25.920          $23.363          $22.219          $20.774          $16.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   63               93              127              197              262
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.363           $1.302               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.619           $1.363               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   40               24               --               --               --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.199           $1.172               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.429           $1.199               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    2                2               --               --               --
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.073           $0.991               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.162           $1.073               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.184           $1.123               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.271           $1.184               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --

                                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                                2001             2000             1999             1998             1997
--------------------------------------  ------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $3.737           $3.816           $3.498           $2.844           $2.315
  Accumulation Unit Value at end of
   period                                   $3.515           $3.737           $3.816           $3.498           $2.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  802              923              798              867              543
HARTFORD BLUE CHIP STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $20.758          $21.571          $18.238          $14.429          $11.520
  Accumulation Unit Value at end of
   period                                  $17.526          $20.758          $21.571          $18.238          $14.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  304              325              256              175              101
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --
HARTFORD CAPITAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $8.754          $10.000               --               --               --
  Accumulation Unit Value at end of
   period                                   $6.595           $8.754               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   45                3               --               --               --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $24.231          $26.030          $21.657          $18.337          $15.468
  Accumulation Unit Value at end of
   period                                  $21.989          $24.231          $26.030          $21.657          $18.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  133              390              405              326              138
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --
HARTFORD FOCUS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         39

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
                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $25.755          $25.446          $21.640          $16.178          $20.373
  Accumulation Unit Value at end of
   period                                  $29.003          $25.755          $25.446          $21.640          $16.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26               32               41               49               69
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.289           $1.228               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.330           $1.289               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4               23               --               --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.214           $5.416           $4.684           $3.302           $4.626
  Accumulation Unit Value at end of
   period                                   $6.870           $6.214           $5.416           $4.684           $3.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  166              195              256              291              424
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $14.028          $13.923          $13.139          $10.811          $11.763
  Accumulation Unit Value at end of
   period                                  $15.386          $14.028          $13.923          $13.139          $10.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   31               47               66               72               96
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $18.611          $18.051          $16.574          $13.111          $17.136
  Accumulation Unit Value at end of
   period                                  $21.199          $18.611          $18.051          $16.574          $13.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   73               95              154              284              400
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.343           $1.179               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.644           $1.343               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    4                3               --               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.777           $1.572           $1.349           $1.000               --
  Accumulation Unit Value at end of
   period                                   $2.182           $1.777           $1.572           $1.349               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  207              239              311              383               --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.791           $1.555               --               --               --
  Accumulation Unit Value at end of
   period                                   $2.285           $1.791               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    5                3               --               --               --
HARTFORD INTERNATIONAL STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $18.745          $17.056          $14.992          $11.688          $13.126
  Accumulation Unit Value at end of
   period                                  $22.649          $18.745          $17.056          $14.992          $11.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   25               38               49               70              104

                                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                                2001             2000             1999             1998             1997
--------------------------------------  ------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $24.754          $26.998          $18.199          $13.847          $18.510
  Accumulation Unit Value at end of
   period                                  $20.373          $24.754          $26.998          $18.199          $13.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   86               75               54               41               21
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $6.079           $5.925           $3.870           $3.296           $2.972
  Accumulation Unit Value at end of
   period                                   $4.626           $6.079           $5.925           $3.870           $3.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  560              603              594              342              197
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.611          $11.649          $11.276          $10.913          $11.928
  Accumulation Unit Value at end of
   period                                  $11.763          $11.611          $11.649          $11.276          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  117              121              143              133               47
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.807          $22.185          $18.662          $14.771          $11.290
  Accumulation Unit Value at end of
   period                                  $17.136          $19.807          $22.185          $18.662          $14.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  545              590              560              385               97
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --
HARTFORD INTERNATIONAL STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $17.572          $19.711          $16.113          $14.022          $12.691
  Accumulation Unit Value at end of
   period                                  $13.126          $17.572          $19.711          $16.113          $14.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  159              121               99               76               36

40                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------
HARTFORD LARGE CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $9.109           $9.142           $8.308           $6.823          $10.029
  Accumulation Unit Value at end of
   period                                   $9.569           $9.109           $9.142           $8.308           $6.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   43               81              142              210              228
HARTFORD MID CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.606          $13.192          $11.850           $9.165          $10.685
  Accumulation Unit Value at end of
   period                                  $15.071          $13.606          $13.192          $11.850           $9.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   36               54               80               87               78
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.715           $1.690           $1.697           $1.707           $1.705
  Accumulation Unit Value at end of
   period                                   $1.771           $1.715           $1.690           $1.697           $1.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   56              128              165              332              740
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.307           $1.308               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.350           $1.307               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $27.956          $25.523          $22.412          $15.138          $21.561
  Accumulation Unit Value at end of
   period                                  $29.473          $27.956          $25.523          $22.412          $15.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               36               50               60               84
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $21.867          $20.500          $18.230          $13.345          $15.945
  Accumulation Unit Value at end of
   period                                  $25.523          $21.867          $20.500          $18.230          $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   51               72              102              116              109
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.413           $1.307           $1.271           $1.000               --
  Accumulation Unit Value at end of
   period                                   $1.599           $1.413           $1.307           $1.271               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   56              191              184              193               --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.688           $2.660           $2.577           $2.422           $2.230
  Accumulation Unit Value at end of
   period                                   $2.780           $2.688           $2.660           $2.577           $2.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  270              421              679              580            1,118
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $23.162          $23.118          $22.957          $22.780          $20.852
  Accumulation Unit Value at end of
   period                                  $23.769          $23.162          $23.118          $22.957          $22.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   23               32               44               75              150

                                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                                2001             2000             1999             1998             1997
--------------------------------------  ------------------------------------------------------------------------------
HARTFORD LARGE CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.946          $14.754          $11.755          $10.000               --
  Accumulation Unit Value at end of
   period                                  $10.029          $11.946          $14.754          $11.755               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  283              279              201               69               --
HARTFORD MID CAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $11.303          $10.538           $9.625          $10.000               --
  Accumulation Unit Value at end of
   period                                  $10.685          $11.303          $10.538           $9.625               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   87               65               39               17               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.664           $1.590           $1.536           $1.479           $1.424
  Accumulation Unit Value at end of
   period                                   $1.705           $1.664           $1.590           $1.536           $1.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                1,093              696              798              319              171
HARTFORD MORTGAGE SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $27.382          $32.680          $15.829          $13.241          $13.233
  Accumulation Unit Value at end of
   period                                  $21.561          $27.382          $32.680          $15.829          $13.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  133              136              121               88               46
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $13.357          $10.659           $9.367          $10.000               --
  Accumulation Unit Value at end of
   period                                  $15.945          $13.357          $10.659           $9.367               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  177               79               54               12               --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $2.080           $1.882           $1.947           $1.825           $1.661
  Accumulation Unit Value at end of
   period                                   $2.230           $2.080           $1.882           $1.947           $1.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  758              684              757              598              149
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $19.655          $17.823          $18.421          $17.150          $15.935
  Accumulation Unit Value at end of
   period                                  $20.852          $19.655          $17.823          $18.421          $17.150
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  108               92               72               71               13

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         41

-------------------------------------------------------------------------------

                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                2006             2005             2004             2003             2002
---------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                $1.131           $1.081               --               --               --
  Accumulation Unit Value at end of
   period                                   $1.359           $1.131               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   26                3               --               --               --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $23.178          $21.687          $18.492          $13.211          $17.843
  Accumulation Unit Value at end of
   period                                  $27.217          $23.178          $21.687          $18.492          $13.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   30               42               63               92              121

                                                                      AS OF DECEMBER 31,
SUB-ACCOUNT                                2001             2000             1999             1998             1997
--------------------------------------  ------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                    --               --               --               --               --
  Accumulation Unit Value at end of
   period                                       --               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                   --               --               --               --               --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                               $18.559          $15.875          $14.768          $13.652          $11.049
  Accumulation Unit Value at end of
   period                                  $17.843          $18.559          $15.875          $14.768          $13.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  161              172              180              161               56

42                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

FURTHER INFORMATION ABOUT UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

FORWARD-LOOKING STATEMENTS

Some of the statements under "Business," "Management's Discussion and Analysis of Financial Condition and Results of Operations," and elsewhere in this report may contain forward-looking statements which reflect our current views with respect to, among other things, future events and financial performance. You can identify these forward-looking statements by the use of forward-looking words such as "outlook," "believes," "expects," "potential," "continues," "may," "will," "should," "seeks," "approximately," "predicts," "intends," "plans," "estimates," "anticipates" or the negative version of those words or other comparable words. Any forward-looking statements contained in this report are based upon our historical performance and on current plans, estimates and expectations. The inclusion of this forward-looking information should not be regarded as a representation by us or any other person that the future plans, estimates or expectations contemplated by us will be achieved. Such forward-looking statements are subject to various risks and uncertainties. Accordingly, there are or will be important factors that could cause our actual results to differ materially from those indicated in this report. We believe that these factors include but are not limited to those described under the subsection entitled "Risk Factors" and "Management's Discussion and Analysis of Financial Condition and Results of Operations." These factors should not be construed as exhaustive and should be read in conjunction with the other cautionary statements that are included in this report. We undertake no obligation to publicly update or review any forward-looking statement, whether as a result of new information, future developments or otherwise.

If one or more of these or other risks or uncertainties materialize, or if our underlying assumptions prove to be incorrect, actual results may vary materially from what we projected. Any forward-looking statements you read in this report reflect our current views with respect to future events and are subject to these and other risks, uncertainties and assumptions relating to our operations, results of operations, financial condition, growth strategy and liquidity.

                                     PART I

ITEM 1.  BUSINESS

LEGAL ORGANIZATION

Union Security Life Insurance Company of New York (formerly known as First Fortis Life Insurance Company) is a stock life insurance company formed in 1971 and organized under the laws of the State of New York. It is a direct wholly owned subsidiary of Assurant, Inc. ("Assurant"), which owns and operates companies that provide specialty insurance products and related services in North America and selected other markets. Assurant is traded on the New York Stock Exchange under the symbol AIZ.

In this report, references to the "Union Security Life," "we," "us" or "our" refer to Union Security Life Insurance Company of New York.

Dollar amounts are presented in U.S. dollars and all amounts are in thousands, except number of shares and number of employees.

BUSINESS ORGANIZATION

Union Security Life is licensed to sell life, health and annuity insurance only in New York. We write insurance products that are marketed in New York primarily by two of Assurant's business segments, Assurant Employee Benefits and Assurant Solutions (see Assurant's annual report on Form 10-K for the fiscal year ended December 31, 2006 for a full description of each of these businesses). Within the Assurant Employee Benefits segment, we write group life, group dental, group long-term disability and group short-term disability insurance products. Within the Assurant Solutions segment, we market, sell and issue credit life and credit disability products. Of our total gross revenues generated during 2006, approximately 79% was from the Assurant Employee Benefits segment, approximately 11% was from the Assurant Solutions segment, and the remaining 10% from two other business segments of Assurant, Assurant Health and Corporate and Other. It is possible that our sales of credit life for the Assurant Solutions segment will decline, as almost all of the largest credit card issuing institutions in the United States have switched from offering credit insurance to their credit card customers to offering their own debt protection programs. Debt protection is not an insurance product, but rather a service that is voluntarily added by retail customers as an addendum to a loan. We offer administrative services for debt protection programs on behalf of the lender which generates fee income rather than the earned premiums that a credit insurance policy generates.

As a direct wholly-owned subsidiary of Assurant, Union Security Life does not have any publicly issued equity or debt securities. We are, however, subject to certain filing requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), because we have issued certain variable and market value adjusted insurance contracts, which are required to be registered under the Securities Act of 1933, as amended (the "Securities Act"). Effective April 1, 2001, Assurant exited this line of business and sold the business segment, then referred to as Fortis Financial Group ("FFG"), to The Hartford Financial Services Group, Inc. and certain of its subsidiaries ("The Hartford"). This sale was accomplished by means of reinsurance and modified coinsurance. As a result, The Hartford is contractually responsible for servicing the insurance contracts, including the payment of benefits, oversight of investment management, overall contract administration and funding of reserves. If The Hartford fails to fulfill its obligations, however, we will be obligated to perform the services and make the required payments and funding.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         43

-------------------------------------------------------------------------------

As of February 15, 2007, we had thirteen employees in our sales offices in New York, New York. In addition, two Assurant employees spent at least a portion of their time working for us at our headquarters in Syracuse, New York.

Our annual reports on Form 10-K, quarterly reports on Form 10-Q, current reports on Form 8-K and all amendments to such reports, filed or furnished pursuant to
Section 13(a) or 15(d) of the Exchange Act, are available free of charge at the Securities and Exchange Commission ("SEC") website at www.sec.gov.

For additional information that relates to our business, we refer you to Assurant's annual report on Form 10-K for the fiscal year ended December 31, 2006 filed with the SEC and available on the SEC's website at www.sec.gov or through Assurant's website at www.assurant.com.

ITEM 1A.  RISK FACTORS

Union Security Life is subject to risks associated with our business. These risks include, among others:

- RELIANCE ON RELATIONSHIPS WITH SIGNIFICANT CLIENTS, DISTRIBUTORS AND OTHER PARTIES. If our significant clients, distributors and other parties with which we do business decline to renew or seek to terminate our relationships or contractual arrangements, our results of operations and financial condition could be materially adversely affected. We are also subject to the risk that these parties may face financial difficulties, reputational issues or problems with respect to their own products and services, which may lead to decreased sales of products and services.

- FAILURE TO ATTRACT AND RETAIN SALES REPRESENTATIVES OR DEVELOP AND MAINTAIN DISTRIBUTION SOURCES. Our sales representatives interface with clients and third party distributors. Our inability to attract and retain our sales representatives or an interruption in, or changes to, our relationships with various third-party distributors could impair our ability to compete and market our insurance products and services and materially adversely affect our results of operations and financial condition. In addition, our ability to market our products and services depends on our ability to tailor our channels of distribution to comply with changes in the regulatory environment.

- EFFECT OF GENERAL ECONOMIC, FINANCIAL MARKET AND POLITICAL CONDITIONS. Our results of operations and financial condition may be materially adversely affected by general economic, financial market and political conditions, including:

       -   insurance industry cycles;

       -   levels of employment;

       -   levels of inflation and movements of the financial markets;

       -   fluctuations in interest rates;

       -   monetary policy;

       -   demographics; and

       -   legislative and competitive factors.

- FAILURE TO PREDICT ACCURATELY BENEFITS AND OTHER COSTS AND CLAIMS. We may be unable to predict accurately benefits, claims and other costs or to manage such costs through our loss limitation methods, which could have a material adverse effect on our results of operations and financial condition if claims substantially exceed our expectations.

- CHANGES IN REGULATION. Legislation or other regulatory reform that increases the regulatory requirements imposed on us or that changes the way we are able to do business may significantly harm our business or results of operations in the future.

- REINSURERS' FAILURE TO FULFILL OBLIGATIONS. In 2001, Assurant entered into a reinsurance agreement with The Hartford for the sale of its FFG division. Under the reinsurance agreement, The Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, we will be obligated to make these payments and administer this business in the event of a default by the reinsurer. In 2000 Assurant divested our long-term care ("LTC") operations to John Hancock Life Insurance Company ("John Hancock") through a reinsurance agreement. If John Hancock fails to fulfill its obligations we would be obligated to make these payments.

For additional risks that relate to our business, we refer you to Assurant's annual report on Form 10-K for the fiscal year ended December 31, 2006 filed with the SEC and available on the SEC's website at www.sec.gov or through Assurant's website at www.assurant.com.

ITEM 2.  PROPERTIES

We lease office space in Syracuse, New York that serves as our headquarters. We also lease office space in New York City that serves as our sales office. We believe that our leased properties are adequate for our current business operations.

ITEM 3.  LEGAL PROCEEDINGS

We are regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination or investigation and although no assurances can be given, we do not believe that any pending matter will have a material adverse effect on our financial condition or results of operations.

ITEM 4.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not required under reduced disclosure format.

44                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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ITEM 5.  MARKET FOR REGISTRANT'S COMMON EQUITY, RELATED STOCKHOLDER MATTERS AND
ISSUER PURCHASES OF EQUITY SECURITIES

There is no public trading market for our common stock. As of February 15, 2007, we had 100,000 shares of common stock outstanding, all of which are owned directly by Assurant. We paid $10,000, $4,100, and $40,000 in dividends to our stockholder in 2006, 2005 and 2004, respectively.

ITEM 6.  SELECTED FINANCIAL DATA

Not required under reduced disclosure format.

ITEM 7. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATION

The following discussion and analysis of our financial condition and results of operations should be read in conjunction with our financial statements and accompanying notes which appear elsewhere in this report. It contains forward-looking statements that involve risks and uncertainties. Please see "Forward-Looking Statements" for more information. Our actual results could differ materially from those anticipated in these forward-looking statements as a result of various factors, including those discussed below and elsewhere in this report.

The table below presents information regarding our results of operations:

                                                          FOR THE YEAR ENDED
                                                             DECEMBER 31,
(IN THOUSANDS)                                           2006            2005
--------------------------------------------------------------------------------
REVENUES:
Net earned premiums and other considerations             $61,338         $59,598
Net investment income                                      9,175           8,756
Net realized (losses) gains on investments                  (173)            146
Amortization of deferred gains on disposal of                200           1,038
 businesses
Fees and other income                                         47              31
                                                       ---------       ---------
Total revenues                                            70,587          69,569
                                                       ---------       ---------
BENEFITS, LOSSES AND EXPENSES:
Policyholder benefits                                     32,284          34,571
Selling, underwriting and general expenses (1)            17,781          17,637
                                                       ---------       ---------
Total benefits, losses and expenses                       50,065          52,208
                                                       ---------       ---------
INCOME BEFORE INCOME TAXES                                20,522          17,361
Income taxes                                               7,081           5,957
                                                       ---------       ---------
NET INCOME                                               $13,441         $11,404
--------------------------------------------------------------------------------

(1) Includes amortization of deferred acquisition costs ("DAC") and underwriting, general and administrative expenses.

YEAR ENDED DECEMBER 31, 2006 COMPARED TO DECEMBER 31, 2005

NET INCOME

Net income increased $2,037, or 18%, to $13,441 for the year ended December 31, 2006 from $11,404 for the year ended December 31, 2005. This increase was primarily driven by growth in business written through our Disability Reinsurance Management Services ("DRMS") distribution channel and approximately $1,400 of income related to a refund of previously paid policyholder benefits. These increases were offset by a reduction in amortization of deferred gains on disposal of businesses.

TOTAL REVENUES

Total revenues increased by $1,018, or 1%, to $70,587 for the year ended December 31, 2006 from $69,569 for the year ended December 31, 2005. This increase was primarily driven by higher net earned premiums and other considerations of $1,740 due to an increase in premiums related to a closed block of disability business written though our DRMS channel partially offset by decreases in our group life and group dental businesses. In addition, as a result of our annual review of estimates affecting the deferred gain on disposal of businesses we took an additional charge of approximately $600 over the prior year.

TOTAL BENEFITS, LOSSES AND EXPENSES

Total benefits, losses and expenses decreased by $2,143, or 4%, to $50,065 for the year ended December 31, 2006 from $52,208 for the year ended December 31, 2005. This decrease was driven by favorable experience in our group dental and group life business, the continued decline in our domestic credit business and a refund of previously paid policyholder benefits which was accounted for as a reduction of policyholder benefits. Partially offsetting these decreases was the assumption of reserves related to a closed block of disability business through our DRMS channel.

ITEM 7A.  QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

As a provider of insurance products, effective risk management is fundamental to our ability to protect both our customers' and our stockholder's interests. We are exposed to potential loss

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         45

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from various market risks, in particular interest rate risk, credit risk and inflation risk.

Interest rate risk is the possibility that the fair value of liabilities will change more or less than the market value of investments in response to changes in interest rates, including changes in the slope or shape of the yield curve and changes in spreads due to credit risks and other factors.

Credit risk is the possibility that counterparties may not be able to meet payment obligations when they become due. We assume counterparty credit risk in many forms. A counterparty is any person or entity from which cash or other forms of consideration are expected to extinguish a liability or obligation to us. Primarily, our credit risk exposure is concentrated in our fixed income investment portfolio and, to a lesser extent, in our reinsurance recoverables.

Inflation risk is the possibility that a change in domestic price levels produces an adverse effect on earnings. This typically happens when only one of invested assets or liabilities is indexed to inflation.

INTEREST RATE RISK

Interest rate risk arises as we invest substantial funds in interest-sensitive fixed income assets, such as fixed maturity investments, mortgage-backed and asset-backed securities and commercial mortgage loans. There are two forms of interest rate risk -- price risk and reinvestment risk. Price risk occurs when fluctuations in interest rates have a direct impact on the market valuation of these investments. As interest rates rise, the market value of these investments falls, and conversely, as interest rates fall, the market value of these investments rises. Reinvestment risk occurs when fluctuations in interest rates have a direct impact on expected cash flows from mortgage-backed and asset-backed securities. As interest rates fall, an increase in prepayments on these assets results in earlier than expected receipt of cash flows forcing us to reinvest the proceeds in an unfavorable lower interest rate environment, and conversely as interest rates rise, a decrease in prepayments on these assets results in later than expected receipt of cash flows forcing us to forgo reinvesting in a favorable higher interest rate environment. As of December 31, 2006, we held $111,522 of fixed maturity securities at fair market value and $21,686 of commercial mortgages at amortized cost for a combined total of 90% of total invested assets. As of December 31, 2005, we held $119,604 of fixed maturity securities at fair market value and $13,996 of commercial mortgages at amortized cost for a combined total of 90% of total invested assets.

We expect to manage interest rate risk by selecting investments with characteristics such as duration, yield, currency and liquidity tailored to the anticipated cash outflow characteristics of our insurance and reinsurance liabilities.

Our group long-term disability and group term life waiver of premium reserves are also sensitive to interest rates. These reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is determined by taking into consideration actual and expected earned rates on our asset portfolio, with adjustments for investment expenses and provisions for adverse deviation.

CREDIT RISK

We have exposure to credit risk primarily as a holder of fixed income securities and by entering into reinsurance cessions.

Our risk management strategy and investment policy is to invest in debt instruments of high credit quality issuers and to limit the amount of credit exposure with respect to any one issuer. We attempt to limit our credit exposure by imposing fixed maturity portfolio limits on individual issuers based upon credit quality. Currently our portfolio limits are 1.5% for issuers rated AA-and above, 1% for issuers rated A- to A+, 0.75% for issuers rated BBB- to BBB+ and 0.38% for issuers rated BB- to BB+. These portfolio limits are further reduced for certain issuers with whom we have credit exposure on reinsurance agreements.

We use the lower of Moody's or Standard & Poor's ratings to determine an issuer's rating.

We are also exposed to the credit risk of our reinsurers. When we reinsure, we are still liable to our insureds regardless of whether we get reimbursed by our reinsurer. As part of our overall risk and capacity management strategy, we purchase reinsurance for certain risks that we underwrite.

For at least 50% of our $101,283 of reinsurance recoverables at December 31, 2006, we are protected from the credit risk by using some type of risk mitigation mechanism such as a trust, letter of credit or by withholding the assets in a modified coinsurance or co-funds-withheld arrangement. For recoverables that are not protected by these mechanisms, we are dependent solely on the credit of the reinsurer. Occasionally, the creditworthiness of the reinsurer becomes questionable. Reinsurance may not be available or adequate to protect us against losses, and we are subject to the credit risk of reinsurers.

INFLATION RISK

Inflation risk arises as we invest substantial funds in nominal assets which are not indexed to the level of inflation, whereas the underlying liabilities are indexed to the level of inflation. We have inflation risk in our individual and small employer group health insurance businesses to the extent that medical costs increase with inflation and we have not been able to increase premiums to keep pace with inflation.

46                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Independent Registered Public Accounting Firm
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         47

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APPENDIX I -- SAMPLE MARKET VALUE ADJUSTMENT CALCULATIONS

We will determine the Market Value Adjustment by multiplying the general account value that is withdrawn or transferred from the existing Guarantee Period (after deduction of any applicable surrender charge) by the following factor:

               [(1 + I)/(1 + J + .0025)] TO THE POWER OF N/12 - 1

where,

- I is the guaranteed interest rate we credit to the general account value that is withdrawn or transferred from the existing Guarantee Period.

- J is the guaranteed interest rate we are then offering for new Guarantee Periods with durations equal to the number of years remaining in the existing Guarantee Period (rounded up to the next higher number of years).

- N is the number of months remaining in the existing Guarantee Period (rounded up to the next higher number of months).

SAMPLE CALCULATION 1: POSITIVE ADJUSTMENT

  Amount withdrawn or transferred                                       $10,000
  Existing Guarantee Period                                             7 Years
  Time of withdrawal or transfer                                        Beginning of 3rd year of Existing Guarantee Period
  Guaranteed Interest Rate (I)                                          8%*
  Guaranteed Interest Rate for new 5-year guarantee (J)                 7%*
  Remaining Guarantee Period (N)                                        60 months
Market Value Adjustment:                                           =    $10,000 x [[(1 + .08)/(1 + .07 + .0025)]TO THE POWER OF
                                                                        60/12 -1]
                                                                   =    $354.57

Amount transferred or withdrawn (adjusted for Market Value Adjustment):
$10,354.57

SAMPLE CALCULATION 2: NEGATIVE ADJUSTMENT

  Amount withdrawn or transferred                                       $10,000
  Existing Guarantee Period                                             7 Years
  Time of withdrawal or transfer                                        Beginning of 3rd year of Existing Guarantee Period
  Guaranteed Interest Rate (I)                                          8%*
  Guaranteed Interest Rate for new 5-year guarantee (J)                 9%*
  Remaining Guarantee Period (N)                                        60 months
Market Value Adjustment:                                           =    $10,000 x [[(1 + .08)/(1 + .09 + .0025)]TO THE POWER OF
                                                                        60/12 -1]
                                                                   =    -$559.14

Amount transferred or withdrawn (adjusted for Market Value Adjustment):
$9,440.86

SAMPLE CALCULATION 3: NEGATIVE ADJUSTMENT

  Amount withdrawn or transferred                                       $10,000
  Existing Guarantee Period                                             7 Years
  Time of withdrawal or transfer                                        Beginning of 3rd year of Existing Guarantee Period
  Guaranteed Interest Rate (I)                                          8%*
  Guaranteed Interest Rate for new 5-year guarantee (J)                 7.75%*
  Remaining Guarantee Period (N)                                        60 months
Market Value Adjustment:                                           =    $10,000 x [[(1 + .08)/(1 + .0775 + .0025)]TO THE POWER OF
                                                                        60/12 -1]
                                                                   =    0

Amount transferred or withdrawn (adjusted for Market Value Adjustment): $10,000

48                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

SAMPLE CALCULATION 4: NEUTRAL ADJUSTMENT

  Amount withdrawn or transferred:                                      $10,000
  Existing Guarantee Period:                                            7 years
  Time of withdrawal or transfer                                        Beginning of 3rd year of Existing Guarantee Period
  Guaranteed Interest Rate (I)                                          8%*
  Guaranteed Interest Rate for new 5-year guarantee (J)                 8%*
  Remaining Guarantee Period (N)                                        60 months
Market Value Adjustment                                             =   $10,000 x [[(1 + .08)/(1 + .08 + .0025)]TO THE POWER OF
                                                                        60/12 -1]
                                                                    =   -$114.94

Amount transferred or withdrawn (adjusted for Market Value Adjustment):
$9,885.06

*   Assumed for illustrative purposes only.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         49

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APPENDIX II -- INVESTMENTS BY UNION SECURITY

Union Security's legal obligations with respect to the Guarantee Periods are supported by our general account assets. These general account assets also support our obligations under other insurance and annuity contracts. Investments purchased with amounts allocated to the Guarantee Periods are the property of Union Security, and you have no legal rights in such investments. Subject to applicable law, we have sole discretion over the investment of assets in our general account. Neither our general account nor the Guarantee Periods are subject to registration under the Investment Company Act of 1940.

We will invest amounts in our general account in compliance with applicable state insurance laws and regulations concerning the nature and quality of investments for the general account. Within specified limits and subject to certain standards and limitations, these laws generally permit investment in:

-   federal, state and municipal obligations,

-   preferred and common stocks,

-   corporate bonds,

-   real estate mortgages and mortgage backed securities,

-   real estate, and

-   certain other investments, including various derivative investments.

See the Financial Statements for information on our investments.

When we establish guaranteed interest rates, we will consider the available return on the instruments in which we invest amounts allocated to the general account. However, this return is only one of many factors we consider when we establish the guaranteed interest rates. See "Guarantee Periods."

Generally, we expect to invest amounts allocated to the Guarantee Periods in debt instruments. We expect that these debt instruments will approximately match our liabilities with regard to the Guarantee Periods. We also expect that these debt instruments will primarily include:

(1) securities issued by the United States Government or its agencies or instrumentalities. These securities may or may not be guaranteed by the United States Government;

(2) debt securities that, at the time of purchase, have an investment grade within the four highest grades assigned by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Corporation ("Standard & Poor's"), or any other nationally recognized rating service. Moody's four highest grades are: Aaa, Aa, A, and Baa. Standard & Poor's four highest grades are: AAA, AA, A, and BBB;

(3) other debt instruments including, but not limited to, issues of, or guaranteed by, banks or bank holding companies and corporations. Although not rated by Moody's or Standard & Poor's, we deem these obligations to have an investment quality comparable to securities that may be purchased as stated above;

(4) other evidences of indebtedness secured by mortgages or deeds of trust representing liens upon real estate.

Except as required by applicable state insurance laws and regulations, we are not obligated to invest amounts allocated to the general account according to any particular strategy.

The Contracts are reinsured by Hartford Life Insurance Company. As part of this reinsurance arrangement, the assets supporting the General Account under the Contracts are held by Union Security; however, these assets are managed by Hartford Investment Management Company ("HIMCO"), an affiliate of Hartford Life Insurance Company. HIMCO generally invests those assets as described above for the Contract General Account related investments of Union Security.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Union Security Life Insurance Company of New York
     c/o Hartford Life and Annuity Insurance Company
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Masters Variable Annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

                               SEPARATE ACCOUNT A

                            MASTERS VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Union Security Life Insurance Company of New York Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Independent Registered Public Accounting Firm                                2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
FINANCIAL STATEMENTS                                                        SA-1

2                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Union Security holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Union Security's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statements of assets and liabilities of Separate Account A of Union Security Life Insurance Company of New York (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which is included in this Statement of Additional Information and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Union Security Life Insurance Company of New York as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Union Security paid a total of $9,497, $2,457 and $2,256 to Woodbury Financial for annuity distribution services during 2004, 2005 and 2006 respectively.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Union Security uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Union Security uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          3

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Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Union Security uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Union Security takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Union Security then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Union Security then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Union Security deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Union Security uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF SEPARATE ACCOUNT A OF
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
BOARD OF DIRECTORS OF UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Separate Account A of Union Security Life Insurance Company of New York (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Separate Account A of Union Security Life Insurance Company of New York as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          AMERICAN CENTURY
                                   AMERICAN CENTURY          VP CAPITAL               AIM V.I.
                                     VP BALANCED            APPRECIATION             CORE EQUITY
                                         FUND                   FUND                    FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (A)(B)
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        20,513                  3,100                   1,726
                                      ==========              =========               =========
  Cost                                  $132,345                $23,222                 $43,283
                                      ==========              =========               =========
  Market Value                          $154,462                $33,980                 $46,976
 Due from Hartford Life
  Insurance Company                           --                     --                      --
 Receivable from fund shares
  sold                                         6                      1                       2
 Other assets                                 --                     --                      --
                                      ----------              ---------               ---------
 Total Assets                            154,468                 33,981                  46,978
                                      ----------              ---------               ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            6                      1                       2
 Payable for fund shares
  purchased                                   --                     --                      --
 Other liabilities                            --                     --                       1
                                      ----------              ---------               ---------
 Total Liabilities                             6                      1                       3
                                      ----------              ---------               ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $154,462                $33,980                 $46,975
                                      ==========              =========               =========

(a) Effective April 28, 2006, AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund.

(b) From inception, April 28, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN
                                  VPS INTERNATIONAL          MONEY MARKET           LARGE CAP GROWTH
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         8,365                  355,747                    6,693
                                     ===========              ===========              ===========
  Cost                                  $102,725                 $355,747                 $146,162
                                     ===========              ===========              ===========
  Market Value                          $190,564                 $355,747                 $179,831
 Due from Hartford Life
  Insurance Company                           --                       --                       --
 Receivable from fund shares
  sold                                         7                       13                        7
 Other assets                                 --                    1,266                       --
                                     -----------              -----------              -----------
 Total Assets                            190,571                  357,026                  179,838
                                     -----------              -----------              -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            7                       13                        7
 Payable for fund shares
  purchased                                   --                       --                       --
 Other liabilities                            --                       --                       --
                                     -----------              -----------              -----------
 Total Liabilities                             7                       13                        7
                                     -----------              -----------              -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $190,564                 $357,013                 $179,831
                                     ===========              ===========              ===========

                                                              FEDERATED
                                                               FUND FOR             FEDERATED
                                      FEDERATED            U.S. GOVERNMENT         HIGH INCOME
                                  AMERICAN LEADERS            SECURITIES               BOND
                                       FUND II                 FUND II               FUND II
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         9,862                  19,027                1,094
                                     ===========             ===========             ========
  Cost                                  $183,353                $214,132               $7,961
                                     ===========             ===========             ========
  Market Value                          $212,521                $215,771               $8,585
 Due from Hartford Life
  Insurance Company                           --                      --                   --
 Receivable from fund shares
  sold                                         8                       8                   --
 Other assets                                 --                      --                    1
                                     -----------             -----------             --------
 Total Assets                            212,529                 215,779                8,586
                                     -----------             -----------             --------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            8                       8                   --
 Payable for fund shares
  purchased                                   --                      --                   --
 Other liabilities                            --                      --                   --
                                     -----------             -----------             --------
 Total Liabilities                             8                       8                   --
                                     -----------             -----------             --------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $212,521                $215,771               $8,586
                                     ===========             ===========             ========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    FEDERATED         GARTMORE GVIT            HARTFORD
                                 CAPITAL INCOME         DEVELOPING             ADVISERS
                                     FUND II           MARKETS FUND            HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       273                 9,834                31,995
                                     =======            ==========            ==========
  Cost                                $2,530               $94,109              $714,298
                                     =======            ==========            ==========
  Market Value                        $2,660              $154,197              $723,031
 Due from Hartford Life
  Insurance Company                       --                    --                    --
 Receivable from fund shares
  sold                                    --                     6                    86
 Other assets                             --                    --                    --
                                     -------            ----------            ----------
 Total Assets                          2,660               154,203               723,117
                                     -------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                     6                    86
 Payable for fund shares
  purchased                               --                    --                    --
 Other liabilities                        --                    --                     4
                                     -------            ----------            ----------
 Total Liabilities                        --                     6                    90
                                     -------            ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                         $2,660              $154,197              $723,027
                                     =======            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD                 HARTFORD
                                  BLUE CHIP STOCK        TOTAL RETURN BOND       CAPITAL APPRECIATION
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        81,383                 66,911                    3,618
                                    ============             ==========               ==========
  Cost                                $1,259,557               $780,449                 $169,267
                                    ============             ==========               ==========
  Market Value                        $1,641,935               $751,943                 $193,543
 Due from Hartford Life
  Insurance Company                           --                     --                       --
 Receivable from fund shares
  sold                                       188                     83                       22
 Other assets                                 --                     --                       --
                                    ------------             ----------               ----------
 Total Assets                          1,642,123                752,026                  193,565
                                    ------------             ----------               ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          188                     83                       22
 Payable for fund shares
  purchased                                   --                     --                       --
 Other liabilities                             1                      4                        1
                                    ------------             ----------               ----------
 Total Liabilities                           189                     87                       23
                                    ------------             ----------               ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,641,934               $751,939                 $193,542
                                    ============             ==========               ==========

                                       HARTFORD                   HARTFORD                 HARTFORD
                                 CAPITAL OPPORTUNITIES       DIVIDEND AND GROWTH        GLOBAL LEADERS
                                       HLS FUND                   HLS FUND                 HLS FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         6,240                      2,841                   38,072
                                       =========                  =========               ==========
  Cost                                   $40,593                    $60,401                 $552,377
                                       =========                  =========               ==========
  Market Value                           $47,354                    $64,750                 $764,896
 Due from Hartford Life
  Insurance Company                           15                         --                       --
 Receivable from fund shares
  sold                                        --                          7                       85
 Other assets                                 --                         --                       --
                                       ---------                  ---------               ----------
 Total Assets                             47,369                     64,757                  764,981
                                       ---------                  ---------               ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                          7                       85
 Payable for fund shares
  purchased                                   15                         --                       --
 Other liabilities                            --                         --                        2
                                       ---------                  ---------               ----------
 Total Liabilities                            15                          7                       87
                                       ---------                  ---------               ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                   $47,354                    $64,750                 $764,894
                                       =========                  =========               ==========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD             HARTFORD              HARTFORD
                                  DISCIPLINED EQUITY         GROWTH         GROWTH OPPORTUNITIES
                                       HLS FUND             HLS FUND              HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        116,170                409                  37,738
                                     ============            =======            ============
  Cost                                 $1,256,845             $5,011                $821,635
                                     ============            =======            ============
  Market Value                         $1,636,128             $5,037              $1,137,054
 Due from Hartford Life
  Insurance Company                            --                 --                      --
 Receivable from fund shares
  sold                                        188                  1                   1,839
 Other assets                                  --                 --                      --
                                     ------------            -------            ------------
 Total Assets                           1,636,316              5,038               1,138,893
                                     ------------            -------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           188                  1                   1,839
 Payable for fund shares
  purchased                                    --                 --                      --
 Other liabilities                              3                 --                       2
                                     ------------            -------            ------------
 Total Liabilities                            191                  1                   1,841
                                     ------------            -------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,636,125             $5,037              $1,137,052
                                     ============            =======            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                     HARTFORD                HARTFORD               INTERNATIONAL
                                    HIGH YIELD                 INDEX             CAPITAL APPRECIATION
                                     HLS FUND                HLS FUND                  HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       51,140                   57,078                    498
                                    ===========            =============               ========
  Cost                                 $480,941               $1,726,786                 $6,248
                                    ===========            =============               ========
  Market Value                         $478,033               $1,847,296                 $7,069
 Due from Hartford Life
  Insurance Company                          --                       --                     --
 Receivable from fund shares
  sold                                       53                    1,781                      1
 Other assets                                 1                       --                     --
                                    -----------            -------------               --------
 Total Assets                           478,087                1,849,077                  7,070
                                    -----------            -------------               --------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          53                    1,781                      1
 Payable for fund shares
  purchased                                  --                       --                     --
 Other liabilities                           --                        2                     --
                                    -----------            -------------               --------
 Total Liabilities                           53                    1,783                      1
                                    -----------            -------------               --------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $478,034               $1,847,294                 $7,069
                                    ===========            =============               ========

                                    HARTFORD              HARTFORD               HARTFORD
                                  INTERNATIONAL         INTERNATIONAL          INTERNATIONAL
                                  SMALL COMPANY         OPPORTUNITIES              STOCK
                                    HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        675                 29,652                 31,741
                                    =========            ===========            ===========
  Cost                                $10,537               $239,336               $347,917
                                    =========            ===========            ===========
  Market Value                        $11,323               $451,302               $573,097
 Due from Hartford Life
  Insurance Company                        --                     --                     --
 Receivable from fund shares
  sold                                      1                     50                  8,005
 Other assets                              --                      1                     --
                                    ---------            -----------            -----------
 Total Assets                          11,324                451,353                581,102
                                    ---------            -----------            -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         1                     50                  8,005
 Payable for fund shares
  purchased                                --                     --                     --
 Other liabilities                         --                     --                      3
                                    ---------            -----------            -----------
 Total Liabilities                          1                     50                  8,008
                                    ---------            -----------            -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $11,323               $451,303               $573,094
                                    =========            ===========            ===========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD              HARTFORD
                                  LARGECAP GROWTH        MIDCAP GROWTH          MONEY MARKET
                                      HLS FUND              HLS FUND              HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (C)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       40,877                49,402                99,563
                                     ==========            ==========            ==========
  Cost                                 $356,224              $522,635               $99,563
                                     ==========            ==========            ==========
  Market Value                         $415,524              $537,692               $99,563
 Due from Hartford Life
  Insurance Company                          --                    --                    --
 Receivable from fund shares
  sold                                    9,411                    20                    11
 Other assets                                --                     1                    28
                                     ----------            ----------            ----------
 Total Assets                           424,935               537,713                99,602
                                     ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       9,411                    20                    11
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                            2                    --                    --
                                     ----------            ----------            ----------
 Total Liabilities                        9,413                    20                    11
                                     ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $415,522              $537,693               $99,591
                                     ==========            ==========            ==========

(c)  Formerly Hartford MidCap Stock HLS Fund. Change effective December 11,
     2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD             HARTFORD
                                   SMALLCAP VALUE        SMALLCAP GROWTH            STOCK
                                      HLS FUND               HLS FUND             HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        99,626                42,674                1,716
                                    ============            ==========            =========
  Cost                                $1,336,822              $655,978              $61,809
                                    ============            ==========            =========
  Market Value                        $1,294,286              $887,256              $90,216
 Due from Hartford Life
  Insurance Company                           --                    --                   10
 Receivable from fund shares
  sold                                     7,859                 2,729                   --
 Other assets                                  1                    --                   --
                                    ------------            ----------            ---------
 Total Assets                          1,302,146               889,985               90,226
                                    ------------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        7,859                 2,729                   --
 Payable for fund shares
  purchased                                   --                    --                   10
 Other liabilities                            --                    --                    1
                                    ------------            ----------            ---------
 Total Liabilities                         7,859                 2,729                   11
                                    ------------            ----------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,294,287              $887,256              $90,215
                                    ============            ==========            =========

                                     HARTFORD
                                 U.S. GOVERNMENT          HARTFORD               HARTFORD
                                    SECURITIES              VALUE          VALUE OPPORTUNITIES
                                     HLS FUND             HLS FUND               HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      49,855                2,718                  41,722
                                    ==========            =========            ============
  Cost                                $526,662              $31,027                $574,624
                                    ==========            =========            ============
  Market Value                        $554,710              $35,500                $823,410
 Due from Hartford Life
  Insurance Company                         --                   --                      --
 Receivable from fund shares
  sold                                      62                    4                     100
 Other assets                               --                   --                      --
                                    ----------            ---------            ------------
 Total Assets                          554,772               35,504                 823,510
                                    ----------            ---------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         62                    4                     100
 Payable for fund shares
  purchased                                 --                   --                      --
 Other liabilities                          --                   --                       1
                                    ----------            ---------            ------------
 Total Liabilities                          62                    4                     101
                                    ----------            ---------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $554,710              $35,500                $823,409
                                    ==========            =========            ============

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                              ING JPMORGAN
                                    HARTFORD               ING VP               EMERGING
                                  EQUITY INCOME      NATURAL RESOURCES       MARKETS EQUITY
                                    HLS FUND               TRUST                PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       179                  4,725                 2,176
                                     =======             ==========             =========
  Cost                                $2,182                $85,827               $28,874
                                     =======             ==========             =========
  Market Value                        $2,545               $126,907               $34,385
 Due from Hartford Life
  Insurance Company                       --                     --                    --
 Receivable from fund shares
  sold                                    --                     --                    --
 Other assets                             --                     --                 1,112
                                     -------             ----------             ---------
 Total Assets                          2,545                126,907                35,497
                                     -------             ----------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                     19                     3
 Payable for fund shares
  purchased                               --                     --                    --
 Other liabilities                        --                     51                    --
                                     -------             ----------             ---------
 Total Liabilities                        --                     70                     3
                                     -------             ----------             ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                         $2,545               $126,837               $35,494
                                     =======             ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.              AIM V.I.                 MFS
                                 GLOBAL HEALTH CARE        TECHNOLOGY          EMERGING GROWTH
                                        FUND                  FUND                 SERIES
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        5,323                 3,594                  290
                                     ==========             =========              =======
  Cost                                  $86,662               $43,955               $4,455
                                     ==========             =========              =======
  Market Value                         $114,502               $50,388               $5,975
 Due from Hartford Life
  Insurance Company                          --                    --                   --
 Receivable from fund shares
  sold                                        4                     2                   --
 Other assets                                --                    --                   --
                                     ----------             ---------              -------
 Total Assets                           114,506                50,390                5,975
                                     ----------             ---------              -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           4                     2                   --
 Payable for fund shares
  purchased                                  --                    --                   --
 Other liabilities                           --                    --                    4
                                     ----------             ---------              -------
 Total Liabilities                            4                     2                    4
                                     ----------             ---------              -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $114,502               $50,388               $5,971
                                     ==========             =========              =======

                                       MFS                   MFS               NEUBERGER BERMAN
                                   HIGH INCOME        STRATEGIC INCOME       AMT LIMITED MATURITY
                                     SERIES                SERIES               BOND PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      2,624                 1,873                    1,861
                                    =========             =========                =========
  Cost                                $23,114               $18,509                  $24,154
                                    =========             =========                =========
  Market Value                        $26,340               $19,990                  $23,747
 Due from Hartford Life
  Insurance Company                        --                    --                       --
 Receivable from fund shares
  sold                                      1                     1                       --
 Other assets                              --                    --                       --
                                    ---------             ---------                ---------
 Total Assets                          26,341                19,991                   23,747
                                    ---------             ---------                ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         1                     1                       51
 Payable for fund shares
  purchased                                --                    --                       --
 Other liabilities                          4                    --                        1
                                    ---------             ---------                ---------
 Total Liabilities                          5                     1                       52
                                    ---------             ---------                ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $26,336               $19,990                  $23,695
                                    =========             =========                =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   NEUBERGER BERMAN
                                     AMT PARTNERS           PIONEER FUND
                                       PORTFOLIO            VCT PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         1,956                  1,016
                                       =========              =========
  Cost                                   $32,697                $20,458
                                       =========              =========
  Market Value                           $41,386                $25,195
 Due from Hartford Life
  Insurance Company                           --                     --
 Receivable from fund shares
  sold                                        --                     --
 Other assets                                 --                     --
                                       ---------              ---------
 Total Assets                             41,386                 25,195
                                       ---------              ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           27                      5
 Payable for fund shares
  purchased                                   --                     --
 Other liabilities                            12                      2
                                       ---------              ---------
 Total Liabilities                            39                      7
                                       ---------              ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $41,347                $25,188
                                       =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         PIONEER GROWTH            VAN ECK              VAN ECK             WELLS FARGO
                                         OPPORTUNITIES            WORLDWIDE            WORLDWIDE           ADVANTAGE VT
                                         VCT PORTFOLIO            BOND FUND         HARD ASSETS FUND      DISCOVERY FUND
                                          SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (D)
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               6,713                3,617                 3,911                1,644
                                          ============            =========            ==========            =========
  Cost                                        $134,255              $40,500               $64,013              $20,358
                                          ============            =========            ==========            =========
  Market Value                                $179,834              $42,608              $127,944              $27,034
 Due from Hartford Life
  Insurance Company                                 --                   --                    --                   --
 Receivable from fund shares
  sold                                              --                   --                    --                   --
 Other assets                                       --                   --                    --                   --
                                          ------------            ---------            ----------            ---------
 Total Assets                                  179,834               42,608               127,944               27,034
                                          ------------            ---------            ----------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                                 27                   22                    19                    5
 Payable for fund shares
  purchased                                         --                   --                    --                   --
 Other liabilities                                  28                    3                    35                   --
                                          ------------            ---------            ----------            ---------
 Total Liabilities                                  55                   25                    54                    5
                                          ------------            ---------            ----------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                 $179,779              $42,583              $127,890              $27,029
                                          ============            =========            ==========            =========

(d) Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 UNITS
                                               OWNED BY            UNIT        CONTRACT
                                             PARTICIPANTS      FAIR VALUE #   LIABILITY
-----------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY SUB-ACCOUNT):
American Century VP Balanced Fund --
 Class I                                           7,813         $19.768804      $154,462
American Century VP Capital Appreciation
 Fund -- Class I                                   2,129          15.963060        33,980
AIM V.I. Core Equity Fund -- Class S1              2,565          18.310558        46,975
AllianceBernstein VPS International
 Portfolio -- Class A                              9,433          20.202051       190,564
AllianceBernstein Money Market Portfolio
 -- Class A                                       25,992          13.735446       357,013
AllianceBernstein Large Cap Growth
 Portfolio -- Class A                              8,245          21.809920       179,831
Federated American Leaders Fund II --
 Class PRIM                                        8,726          24.354886       212,521
Federated Fund for U.S. Government
 Securities Fund II -- Class PRIM                 13,437          16.057906       215,771
Federated High Income Bond Fund II --
 Class PRIM                                          477          18.016694         8,586
Federated Capital Income Fund II --
 Class PRIM                                          181          14.706866         2,660
Gartmore GVIT Developing Markets Fund --
 Class II                                          7,287          21.159503       154,197
Hartford Advisers HLS Fund -- Class IA           174,896           4.134052       723,027
Hartford Blue Chip Stock HLS Fund --
 Class IA                                         82,329          19.943688     1,641,934
Hartford Total Return Bond HLS Fund --
 Class IA                                        270,498           2.779831       751,939
Hartford Capital Appreciation HLS Fund
 -- Class IA                                      89,072           2.172864       193,542
Hartford Capital Opportunities HLS Fund
 -- Class IA                                       7,162           6.612114        47,354
Hartford Dividend and Growth HLS Fund --
 Class IA                                         39,992           1.619055        64,750
Hartford Global Leaders HLS Fund --
 Class IA                                         26,373          29.003230       764,894
Hartford Disciplined Equity HLS Fund --
 Class IA                                         63,122          25.920241     1,636,125
Hartford Growth HLS Fund -- Class IA               3,786           1.330319         5,037
Hartford Growth Opportunities HLS Fund
 -- Class IA                                     165,506           6.870140     1,137,052
Hartford High Yield HLS Fund -- Class
 IA                                               31,070          15.385587       478,034
Hartford Index HLS Fund -- Class IA               15,262          20.049382       305,989
Hartford Index HLS Fund -- Class IA               72,705          21.199401     1,541,305
Hartford International Capital
 Appreciation HLS Fund -- Class IA                 4,301           1.643503         7,069
Hartford International Small Company HLS
 Fund -- Class IA                                  4,955           2.285008        11,323
Hartford International Opportunities HLS
 Fund -- Class IA                                206,806           2.182253       451,303
Hartford International Stock HLS Fund --
 Class IA                                         25,303          22.649076       573,094
Hartford LargeCap Growth HLS Fund --
 Class IA                                         43,425           9.568793       415,522
Hartford MidCap Growth HLS Fund -- Class
 IA                                               35,677          15.071139       537,693
Hartford Money Market HLS Fund -- Class
 IA                                               56,226           1.771274        99,591
Hartford SmallCap Value HLS Fund --
 Class IA                                         50,710          25.523118     1,294,287
Hartford SmallCap Growth HLS Fund --
 Class IA                                         30,104          29.472834       887,256
Hartford Stock HLS Fund -- Class IA               56,435           1.598566        90,215
Hartford U.S. Government Securities HLS
 Fund -- Class IA                                 23,338          23.768555       554,710
Hartford Value HLS Fund -- Class IA               26,122           1.358964        35,500
Hartford Value Opportunities HLS Fund --
 Class IA                                         30,254          27.216975       823,409
Hartford Equity Income HLS Fund -- Class
 IA                                                1,781           1.429179         2,545
ING VP Natural Resources Trust                     4,497          28.206496       126,837
ING JPMorgan Emerging Markets Equity
 Portfolio -- Class I                              2,549          13.922547        35,494
AIM V.I. Global Health Care Fund --
 Class SI                                          5,362          21.354693       114,502
AIM V.I. Technology Fund -- Class SI               3,722          13.537016        50,388
MFS Emerging Growth Series -- Class
 INIT                                                310          19.258223         5,971
MFS High Income Series -- Class INIT               1,474          17.867204        26,336
MFS Strategic Income Series -- Class
 INIT                                              1,255          15.933761        19,990
Neuberger Berman AMT Limited Maturity
 Bond Portfolio                                    1,661          14.262173        23,695
Neuberger Berman AMT Partners Portfolio            1,950          21.198371        41,347

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                 UNITS
                                               OWNED BY            UNIT        CONTRACT
                                             PARTICIPANTS      FAIR VALUE #   LIABILITY
-----------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio -- Class I              1,996         $12.622213       $25,188
Pioneer Growth Opportunities VCT
 Portfolio -- Class I                              8,433          21.317943       179,779
Van Eck Worldwide Bond Fund -- Class
 INIT                                              2,596          16.401695        42,583
Van Eck Worldwide Hard Assets Fund --
 Class INIT                                        4,944          25.865846       127,890
Wells Fargo Advantage VT Discovery Fund            1,166          23.187850        27,029

#  Rounded unit values

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                         AMERICAN CENTURY
                                  AMERICAN CENTURY          VP CAPITAL              AIM V.I.
                                     VP BALANCED           APPRECIATION            CORE EQUITY
                                        FUND                   FUND                   FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (A)(B)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,032                  $ --                   $727
                                      ---------               -------                -------
EXPENSE:
 Mortality and expense risk
  charges                                  (682)                 (179)                  (195)
                                      ---------               -------                -------
  Net investment income (loss)            2,350                  (179)                   532
                                      ---------               -------                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     981                 3,657                  3,958
 Net realized gain on
  distributions                          10,164                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (188)                1,650                  1,931
                                      ---------               -------                -------
  Net gain (loss) on
   investments                           10,957                 5,307                  5,889
                                      ---------               -------                -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $13,307                $5,128                 $6,421
                                      =========               =======                =======

(a) Effective April 28, 2006, AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund.

(b) From inception, April 28, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                 VPS INTERNATIONAL        MONEY MARKET         LARGE CAP GROWTH
                                     PORTFOLIO              PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $648                $15,603                  $ --
                                     ---------              ---------              --------
EXPENSE:
 Mortality and expense risk
  charges                                 (751)                (1,684)                 (789)
                                     ---------              ---------              --------
  Net investment income
   (loss)                                 (103)                13,919                  (789)
                                     ---------              ---------              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,654                     --                 2,667
 Net realized gain on
  distributions                             --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,814                     --                (3,238)
                                     ---------              ---------              --------
  Net gain (loss) on
   investments                          40,468                     --                  (571)
                                     ---------              ---------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $40,365                $13,919               $(1,360)
                                     =========              =========              ========

                                                           FEDERATED
                                                           FUND FOR
                                     FEDERATED          U.S. GOVERNMENT          FEDERATED
                                 AMERICAN LEADERS         SECURITIES         HIGH INCOME BOND
                                      FUND II               FUND II               FUND II
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,875               $8,292                $2,037
                                     ---------              -------               -------
EXPENSE:
 Mortality and expense risk
  charges                                 (884)                (950)                  (80)
                                     ---------              -------               -------
  Net investment income
   (loss)                                1,991                7,342                 1,957
                                     ---------              -------               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    466                  257                   210
 Net realized gain on
  distributions                         23,794                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,037                  374                  (790)
                                     ---------              -------               -------
  Net gain (loss) on
   investments                          28,297                  631                  (580)
                                     ---------              -------               -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $30,288               $7,973                $1,377
                                     =========              =======               =======

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    FEDERATED         GARTMORE GVIT          HARTFORD
                                 CAPITAL INCOME        DEVELOPING            ADVISERS
                                     FUND II          MARKETS FUND           HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $292                  $756              $16,581
                                      -----             ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                               (18)                 (588)              (9,403)
                                      -----             ---------            ---------
  Net investment income (loss)          274                   168                7,178
                                      -----             ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (62)                  923                4,831
 Net realized gain on
  distributions                          --                11,698               51,529
 Net unrealized appreciation
  (depreciation) of
  investments during the year           298                26,546                  563
                                      -----             ---------            ---------
  Net gain (loss) on
   investments                          236                39,167               56,923
                                      -----             ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $510               $39,335              $64,101
                                      =====             =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD              HARTFORD                HARTFORD
                                 BLUE CHIP STOCK       TOTAL RETURN BOND     CAPITAL APPRECIATION
                                     HLS FUND              HLS FUND                HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,408               $37,533                  $2,479
                                    ----------             ---------               ---------
EXPENSE:
 Mortality and expense risk
  charges                              (21,619)              (11,441)                 (2,509)
                                    ----------             ---------               ---------
  Net investment income
   (loss)                              (16,211)               26,092                     (30)
                                    ----------             ---------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 72,450               (13,722)                  1,115
 Net realized gain on
  distributions                             --                   136                  23,513
 Net unrealized appreciation
  (depreciation) of
  investments during the year           51,663                12,778                   1,728
                                    ----------             ---------               ---------
  Net gain (loss) on
   investments                         124,113                  (808)                 26,356
                                    ----------             ---------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $107,902               $25,284                 $26,326
                                    ==========             =========               =========

                                       HARTFORD                 HARTFORD               HARTFORD
                                CAPITAL OPPORTUNITIES      DIVIDEND AND GROWTH      GLOBAL LEADERS
                                       HLS FUND                 HLS FUND               HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                   $1,066                  $5,840
                                       --------                  -------               ---------
EXPENSE:
 Mortality and expense risk
  charges                                  (924)                    (750)                 (9,685)
                                       --------                  -------               ---------
  Net investment income
   (loss)                                  (924)                     316                  (3,845)
                                       --------                  -------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   6,660                       57                  42,527
 Net realized gain on
  distributions                              --                    4,499                  40,896
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,054)                   4,697                  13,569
                                       --------                  -------               ---------
  Net gain (loss) on
   investments                            3,606                    9,253                  96,992
                                       --------                  -------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $2,682                   $9,569                 $93,147
                                       ========                  =======               =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                              HARTFORD
                                      HARTFORD            HARTFORD             GROWTH
                                 DISCIPLINED EQUITY        GROWTH          OPPORTUNITIES
                                      HLS FUND            HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $17,599                $2                $8,384
                                     ----------            ------            ----------
EXPENSE:
 Mortality and expense risk
  charges                               (23,149)             (228)              (14,339)
                                     ----------            ------            ----------
  Net investment income (loss)           (5,550)             (226)               (5,955)
                                     ----------            ------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 131,419              (415)               33,613
 Net realized gain on
  distributions                              --               450               113,244
 Net unrealized appreciation
  (depreciation) of
  investments during the year            62,067              (663)              (25,079)
                                     ----------            ------            ----------
  Net gain (loss) on
   investments                          193,486              (628)              121,778
                                     ----------            ------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $187,936             $(854)             $115,823
                                     ==========            ======            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 HARTFORD
                                    HARTFORD              HARTFORD             INTERNATIONAL
                                   HIGH YIELD              INDEX           CAPITAL APPRECIATION
                                    HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $77,825               $30,112                   $52
                                    ---------            ----------               -------
EXPENSE:
 Mortality and expense risk
  charges                              (6,902)              (21,233)                  (73)
                                    ---------            ----------               -------
  Net investment income
   (loss)                              70,923                 8,879                   (21)
                                    ---------            ----------               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 7,620                29,239                    73
 Net realized gain on
  distributions                            --               203,335                   499
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (29,871)                3,425                   671
                                    ---------            ----------               -------
  Net gain (loss) on
   investments                        (22,251)              235,999                 1,243
                                    ---------            ----------               -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $48,672              $244,878                $1,222
                                    =========            ==========               =======

                                    HARTFORD             HARTFORD              HARTFORD
                                  INTERNATIONAL        INTERNATIONAL        INTERNATIONAL
                                  SMALL COMPANY        OPPORTUNITIES            STOCK
                                    HLS FUND             HLS FUND              HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $250               $11,257                $9,484
                                     -------             ---------            ----------
EXPENSE:
 Mortality and expense risk
  charges                               (214)               (5,867)               (7,918)
                                     -------             ---------            ----------
  Net investment income
   (loss)                                 36                 5,390                 1,566
                                     -------             ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (440)               24,601                89,314
 Net realized gain on
  distributions                        1,433                33,637                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            786                24,889                32,274
                                     -------             ---------            ----------
  Net gain (loss) on
   investments                         1,779                83,127               121,588
                                     -------             ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,815               $88,517              $123,154
                                     =======             =========            ==========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD             HARTFORD
                                   LARGECAP GROWTH        MIDCAP GROWTH        MONEY MARKET
                                      HLS FUND              HLS FUND             HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (C)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $2,063                  $ --              $10,232
                                      ---------             ---------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                (6,437)               (7,676)              (2,812)
                                      ---------             ---------            ---------
  Net investment income (loss)           (4,374)               (7,676)               7,420
                                      ---------             ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  34,922                29,807                   --
 Net realized gain on
  distributions                              --                79,029                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (7,785)              (36,212)                  --
                                      ---------             ---------            ---------
  Net gain (loss) on
   investments                           27,137                72,624                   --
                                      ---------             ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $22,763               $64,948               $7,420
                                      =========             =========            =========

(c)  Formerly Hartford MidCap Stock HLS Fund. Change effective December 11,
     2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD              HARTFORD             HARTFORD
                                  SMALLCAP VALUE       SMALLCAP GROWTH            STOCK
                                     HLS FUND              HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $16,390               $3,169                $1,152
                                    ----------            ---------             ---------
EXPENSE:
 Mortality and expense risk
  charges                              (17,248)             (11,591)               (2,079)
                                    ----------            ---------             ---------
  Net investment income
   (loss)                                 (858)              (8,422)                 (927)
                                    ----------            ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 30,575               27,470                58,425
 Net realized gain on
  distributions                        252,789               58,004                 4,989
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (69,492)             (25,351)              (46,763)
                                    ----------            ---------             ---------
  Net gain (loss) on
   investments                         213,872               60,123                16,651
                                    ----------            ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $213,014              $51,701               $15,724
                                    ==========            =========             =========

                                     HARTFORD
                                  U.S. GOVERNMENT         HARTFORD              HARTFORD
                                    SECURITIES              VALUE         VALUE OPPORTUNITIES
                                     HLS FUND             HLS FUND              HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $19,977                $396                $10,168
                                     ---------             -------             ----------
EXPENSE:
 Mortality and expense risk
  charges                               (7,790)               (256)               (10,635)
                                     ---------             -------             ----------
  Net investment income
   (loss)                               12,187                 140                   (467)
                                     ---------             -------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  9,382                  38                 83,796
 Net realized gain on
  distributions                             --                  84                 92,269
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,314)              4,497                (35,212)
                                     ---------             -------             ----------
  Net gain (loss) on
   investments                           2,068               4,619                140,853
                                     ---------             -------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $14,255              $4,759               $140,386
                                     =========             =======             ==========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                            ING JPMORGAN
                                    HARTFORD              ING VP              EMERGING
                                  EQUITY INCOME      NATURAL RESOURCES     MARKETS EQUITY
                                    HLS FUND               TRUST              PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $47                   $ --                 $47
                                      -----              ---------             -------
EXPENSE:
 Mortality and expense risk
  charges                               (33)                  (639)                (96)
                                      -----              ---------             -------
  Net investment income (loss)           14                   (639)                (49)
                                      -----              ---------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  19                  9,066               2,191
 Net realized gain on
  distributions                           5                  9,812                  84
 Net unrealized appreciation
  (depreciation) of
  investments during the year           398                  3,122               5,495
                                      -----              ---------             -------
  Net gain (loss) on
   investments                          422                 22,000               7,770
                                      -----              ---------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $436                $21,361              $7,721
                                      =====              =========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     AIM V.I.              AIM V.I.                MFS
                                GLOBAL HEALTH CARE        TECHNOLOGY         EMERGING GROWTH
                                       FUND                  FUND                 SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                   $ --                $ --
                                      -------              ---------              ------
EXPENSE:
 Mortality and expense risk
  charges                                (556)                  (541)                (26)
                                      -------              ---------              ------
  Net investment income
   (loss)                                (556)                  (541)                (26)
                                      -------              ---------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 7,286                  9,433                 649
 Net realized gain on
  distributions                            --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (550)                   979                (135)
                                      -------              ---------              ------
  Net gain (loss) on
   investments                          6,736                 10,412                 514
                                      -------              ---------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $6,180                 $9,871                $488
                                      =======              =========              ======

                                      MFS                 MFS              NEUBERGER BERMAN
                                  HIGH INCOME      STRATEGIC INCOME      AMT LIMITED MATURITY
                                    SERIES              SERIES              BOND PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $2,850              $1,108                   $734
                                    -------             -------                 ------
EXPENSE:
 Mortality and expense risk
  charges                              (158)                (93)                  (113)
                                    -------             -------                 ------
  Net investment income
   (loss)                             2,692               1,015                    621
                                    -------             -------                 ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               1,050                 142                    (34)
 Net realized gain on
  distributions                          --                 148                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (430)                (79)                   306
                                    -------             -------                 ------
  Net gain (loss) on
   investments                          620                 211                    272
                                    -------             -------                 ------
  Net increase (decrease) in
   net assets resulting from
   operations                        $3,312              $1,226                   $893
                                    =======             =======                 ======

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  NEUBERGER BERMAN
                                    AMT PARTNERS         PIONEER FUND
                                      PORTFOLIO          VCT PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $284                 $331
                                       -------              -------
EXPENSE:
 Mortality and expense risk
  charges                                 (167)                (112)
                                       -------              -------
  Net investment income (loss)             117                  219
                                       -------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    350                  417
 Net realized gain on
  distributions                          4,378                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (631)               3,092
                                       -------              -------
  Net gain (loss) on
   investments                           4,097                3,509
                                       -------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $4,214               $3,728
                                       =======              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  PIONEER GROWTH          VAN ECK              VAN ECK             WELLS FARGO
                                   OPPORTUNITIES         WORLDWIDE            WORLDWIDE           ADVANTAGE VT
                                   VCT PORTFOLIO         BOND FUND        HARD ASSETS FUND       DISCOVERY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (D)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --             $1,694                  $107                 $ --
                                     ---------            -------             ---------              -------
EXPENSE:
 Mortality and expense risk
  charges                                 (857)              (161)                 (659)                (119)
                                     ---------            -------             ---------              -------
  Net investment income (loss)            (857)             1,533                  (552)                (119)
                                     ---------            -------             ---------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  7,545                (47)                7,686                1,534
 Net realized gain on
  distributions                             --                 --                 9,072                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,683                783                11,225                2,242
                                     ---------            -------             ---------              -------
  Net gain (loss) on
   investments                          11,228                736                27,983                3,776
                                     ---------            -------             ---------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $10,371             $2,269               $27,431               $3,657
                                     =========            =======             =========              =======

(d) Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          AMERICAN CENTURY
                                   AMERICAN CENTURY          VP CAPITAL               AIM V.I.
                                     VP BALANCED            APPRECIATION             CORE EQUITY
                                         FUND                   FUND                    FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (A)(B)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,350                  $(179)                   $532
 Net realized gain (loss) on
  security transactions                      981                  3,657                   3,958
 Net realized gain on
  distributions                           10,164                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (188)                 1,650                   1,931
                                      ----------              ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              13,307                  5,128                   6,421
                                      ----------              ---------               ---------
UNIT TRANSACTIONS:
 Purchases                                    --                     --                      --
 Net transfers                           (12,009)                    --                      --
 Surrenders for benefit
  payments and fees                      (11,308)               (16,931)                    (94)
                                      ----------              ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (23,317)               (16,931)                    (94)
                                      ----------              ---------               ---------
 Net increase (decrease) in
  net assets                             (10,010)               (11,803)                  6,327
NET ASSETS:
 Beginning of year                       164,472                 45,783                  40,648
                                      ----------              ---------               ---------
 End of year                            $154,462                $33,980                 $46,975
                                      ==========              =========               =========

(a) Effective April 28, 2006, AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund.

(b) From inception, April 28, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                VPS INTERNATIONAL        MONEY MARKET         LARGE CAP GROWTH
                                    PORTFOLIO             PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(103)              $13,919                  $(789)
 Net realized gain (loss) on
  security transactions                  2,654                    --                  2,667
 Net realized gain on
  distributions                             --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,814                    --                 (3,238)
                                    ----------            ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            40,365                13,919                 (1,360)
                                    ----------            ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                     --
 Net transfers                          26,266                53,732                  7,969
 Surrenders for benefit
  payments and fees                    (24,665)              (30,805)               (16,515)
                                    ----------            ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,601                22,927                 (8,546)
                                    ----------            ----------             ----------
 Net increase (decrease) in
  net assets                            41,966                36,846                 (9,906)
NET ASSETS:
 Beginning of year                     148,598               320,167                189,737
                                    ----------            ----------             ----------
 End of year                          $190,564              $357,013               $179,831
                                    ==========            ==========             ==========

                                                          FEDERATED
                                                           FUND FOR             FEDERATED
                                    FEDERATED          U.S. GOVERNMENT         HIGH INCOME
                                 AMERICAN LEADERS         SECURITIES              BOND
                                     FUND II               FUND II               FUND II
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,991                $7,342               $1,957
 Net realized gain (loss) on
  security transactions                    466                   257                  210
 Net realized gain on
  distributions                         23,794                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,037                   374                 (790)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            30,288                 7,973                1,377
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                   --
 Net transfers                              --                14,659                   --
 Surrenders for benefit
  payments and fees                     (7,662)               (9,861)             (16,577)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,662)                4,798              (16,577)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                            22,626                12,771              (15,200)
NET ASSETS:
 Beginning of year                     189,895               203,000               23,786
                                    ----------            ----------            ---------
 End of year                          $212,521              $215,771               $8,586
                                    ==========            ==========            =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    FEDERATED          GARTMORE GVIT            HARTFORD
                                  CAPITAL INCOME         DEVELOPING             ADVISERS
                                     FUND II            MARKETS FUND            HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $274                  $168                 $7,178
 Net realized gain (loss) on
  security transactions                   (62)                  923                  4,831
 Net realized gain on
  distributions                            --                11,698                 51,529
 Net unrealized appreciation
  (depreciation) of
  investments during the year             298                26,546                    563
                                     --------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              510                39,335                 64,101
                                     --------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 --                 1,465                  1,146
 Net transfers                             --                16,483                (26,698)
 Surrenders for benefit
  payments and fees                    (2,648)              (13,554)              (165,068)
                                     --------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,648)                4,394               (190,620)
                                     --------            ----------            -----------
 Net increase (decrease) in
  net assets                           (2,138)               43,729               (126,519)
NET ASSETS:
 Beginning of year                      4,798               110,468                849,546
                                     --------            ----------            -----------
 End of year                           $2,660              $154,197               $723,027
                                     ========            ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD                 HARTFORD
                                  BLUE CHIP STOCK        TOTAL RETURN BOND       CAPITAL APPRECIATION
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,211)                $26,092                    $(30)
 Net realized gain (loss) on
  security transactions                   72,450                 (13,722)                  1,115
 Net realized gain on
  distributions                               --                     136                  23,513
 Net unrealized appreciation
  (depreciation) of
  investments during the year             51,663                  12,778                   1,728
                                    ------------            ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             107,902                  25,284                  26,326
                                    ------------            ------------              ----------
UNIT TRANSACTIONS:
 Purchases                                 5,086                   1,800                      --
 Net transfers                            (2,027)                (74,029)                   (673)
 Surrenders for benefit
  payments and fees                     (382,534)               (333,893)                 (9,709)
                                    ------------            ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (379,475)               (406,122)                (10,382)
                                    ------------            ------------              ----------
 Net increase (decrease) in
  net assets                            (271,573)               (380,838)                 15,944
NET ASSETS:
 Beginning of year                     1,913,507               1,132,777                 177,598
                                    ------------            ------------              ----------
 End of year                          $1,641,934                $751,939                $193,542
                                    ============            ============              ==========

                                       HARTFORD                  HARTFORD                 HARTFORD
                                CAPITAL OPPORTUNITIES       DIVIDEND AND GROWTH        GLOBAL LEADERS
                                       HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(924)                     $316                   $(3,845)
 Net realized gain (loss) on
  security transactions                    6,660                        57                    42,527
 Net realized gain on
  distributions                               --                     4,499                    40,896
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (3,054)                    4,697                    13,569
                                      ----------                 ---------               -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               2,682                     9,569                    93,147
                                      ----------                 ---------               -----------
UNIT TRANSACTIONS:
 Purchases                                    --                        --                     3,711
 Net transfers                           (16,808)                   22,883                    (2,854)
 Surrenders for benefit
  payments and fees                      (69,014)                     (633)                 (150,824)
                                      ----------                 ---------               -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (85,822)                   22,250                  (149,967)
                                      ----------                 ---------               -----------
 Net increase (decrease) in
  net assets                             (83,140)                   31,819                   (56,820)
NET ASSETS:
 Beginning of year                       130,494                    32,931                   821,714
                                      ----------                 ---------               -----------
 End of year                             $47,354                   $64,750                  $764,894
                                      ==========                 =========               ===========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                       HARTFORD              HARTFORD                GROWTH
                                  DISCIPLINED EQUITY          GROWTH             OPPORTUNITIES
                                       HLS FUND              HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,550)               $(226)                $(5,955)
 Net realized gain (loss) on
  security transactions                   131,419                 (415)                 33,613
 Net realized gain on
  distributions                                --                  450                 113,244
 Net unrealized appreciation
  (depreciation) of
  investments during the year              62,067                 (663)                (25,079)
                                     ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              187,936                 (854)                115,823
                                     ------------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                 10,128                   --                   2,175
 Net transfers                             (6,465)             (23,744)                  4,718
 Surrenders for benefit
  payments and fees                      (733,225)                  --                (197,069)
                                     ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (729,562)             (23,744)               (190,176)
                                     ------------            ---------            ------------
 Net increase (decrease) in
  net assets                             (541,626)             (24,598)                (74,353)
NET ASSETS:
 Beginning of year                      2,177,751               29,635               1,211,405
                                     ------------            ---------            ------------
 End of year                           $1,636,125               $5,037              $1,137,052
                                     ============            =========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                      HARTFORD                HARTFORD               INTERNATIONAL
                                     HIGH YIELD                 INDEX             CAPITAL APPRECIATION
                                      HLS FUND                HLS FUND                  HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $70,923                   $8,879                   $(21)
 Net realized gain (loss) on
  security transactions                    7,620                   29,239                     73
 Net realized gain on
  distributions                               --                  203,335                    499
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (29,871)                   3,425                    671
                                    ------------            -------------               --------
 Net increase (decrease) in
  net assets resulting from
  operations                              48,672                  244,878                  1,222
                                    ------------            -------------               --------
UNIT TRANSACTIONS:
 Purchases                                 1,350                    6,056                     --
 Net transfers                           (53,449)                 (29,534)                 2,080
 Surrenders for benefit
  payments and fees                     (176,277)                (431,349)                  (240)
                                    ------------            -------------               --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (228,376)                (454,827)                 1,840
                                    ------------            -------------               --------
 Net increase (decrease) in
  net assets                            (179,704)                (209,949)                 3,062
NET ASSETS:
 Beginning of year                       657,738                2,057,243                  4,007
                                    ------------            -------------               --------
 End of year                            $478,034               $1,847,294                 $7,069
                                    ============            =============               ========

                                    HARTFORD              HARTFORD                 HARTFORD
                                  INTERNATIONAL         INTERNATIONAL           INTERNATIONAL
                                  SMALL COMPANY         OPPORTUNITIES               STOCK
                                    HLS FUND              HLS FUND                 HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $36                 $5,390                   $1,566
 Net realized gain (loss) on
  security transactions                  (440)                24,601                   89,314
 Net realized gain on
  distributions                         1,433                 33,637                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             786                 24,889                   32,274
                                    ---------            -----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,815                 88,517                  123,154
                                    ---------            -----------             ------------
UNIT TRANSACTIONS:
 Purchases                                 --                  1,746                    1,230
 Net transfers                          4,514                 18,317                  (68,983)
 Surrenders for benefit
  payments and fees                      (158)               (81,531)                (202,107)
                                    ---------            -----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,356                (61,468)                (269,860)
                                    ---------            -----------             ------------
 Net increase (decrease) in
  net assets                            6,171                 27,049                 (146,706)
NET ASSETS:
 Beginning of year                      5,152                424,254                  719,800
                                    ---------            -----------             ------------
 End of year                          $11,323               $451,303                 $573,094
                                    =========            ===========             ============

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD                HARTFORD
                                   LARGECAP GROWTH         MIDCAP GROWTH           MONEY MARKET
                                      HLS FUND               HLS FUND                HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (C)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,374)               $(7,676)                  $7,420
 Net realized gain (loss) on
  security transactions                   34,922                 29,807                       --
 Net realized gain on
  distributions                               --                 79,029                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (7,785)               (36,212)                      --
                                     -----------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              22,763                 64,948                    7,420
                                     -----------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                 4,592                    297                       --
 Net transfers                          (113,703)               (42,915)               1,195,055
 Surrenders for benefit
  payments and fees                     (232,159)              (220,711)              (1,322,331)
                                     -----------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (341,270)              (263,329)                (127,276)
                                     -----------            -----------            -------------
 Net increase (decrease) in
  net assets                            (318,507)              (198,381)                (119,856)
NET ASSETS:
 Beginning of year                       734,029                736,074                  219,447
                                     -----------            -----------            -------------
 End of year                            $415,522               $537,693                  $99,591
                                     ===========            ===========            =============

(c)  Formerly Hartford MidCap Stock HLS Fund. Change effective December 11,
     2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD               HARTFORD
                                   SMALLCAP VALUE         SMALLCAP GROWTH             STOCK
                                      HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(858)               $(8,422)                 $(927)
 Net realized gain (loss) on
  security transactions                   30,575                 27,470                 58,425
 Net realized gain on
  distributions                          252,789                 58,004                  4,989
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (69,492)               (25,351)               (46,763)
                                    ------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             213,014                 51,701                 15,724
                                    ------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 3,028                  1,197                    450
 Net transfers                           (64,960)               (19,086)               (76,883)
 Surrenders for benefit
  payments and fees                     (423,856)              (142,995)              (118,981)
                                    ------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (485,788)              (160,884)              (195,414)
                                    ------------            -----------            -----------
 Net increase (decrease) in
  net assets                            (272,774)              (109,183)              (179,690)
NET ASSETS:
 Beginning of year                     1,567,061                996,439                269,905
                                    ------------            -----------            -----------
 End of year                          $1,294,287               $887,256                $90,215
                                    ============            ===========            ===========

                                     HARTFORD
                                  U.S. GOVERNMENT          HARTFORD               HARTFORD
                                    SECURITIES               VALUE           VALUE OPPORTUNITIES
                                     HLS FUND              HLS FUND               HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $12,187                 $140                   $(467)
 Net realized gain (loss) on
  security transactions                   9,382                   38                  83,796
 Net realized gain on
  distributions                              --                   84                  92,269
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (7,314)               4,497                 (35,212)
                                    -----------            ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             14,255                4,759                 140,386
                                    -----------            ---------             -----------
UNIT TRANSACTIONS:
 Purchases                                1,350                   --                     306
 Net transfers                            6,047               28,068                  (3,067)
 Surrenders for benefit
  payments and fees                    (212,913)                (179)               (287,532)
                                    -----------            ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (205,516)              27,889                (290,293)
                                    -----------            ---------             -----------
 Net increase (decrease) in
  net assets                           (191,261)              32,648                (149,907)
NET ASSETS:
 Beginning of year                      745,971                2,852                 973,316
                                    -----------            ---------             -----------
 End of year                           $554,710              $35,500                $823,409
                                    ===========            =========             ===========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                              ING JPMORGAN
                                    HARTFORD               ING VP               EMERGING
                                  EQUITY INCOME      NATURAL RESOURCES       MARKETS EQUITY
                                    HLS FUND               TRUST                PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $14                  $(639)                 $(49)
 Net realized gain (loss) on
  security transactions                   19                  9,066                 2,191
 Net realized gain on
  distributions                            5                  9,812                    84
 Net unrealized appreciation
  (depreciation) of
  investments during the year            398                  3,122                 5,495
                                     -------             ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             436                 21,361                 7,721
                                     -------             ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                --                  1,495                 1,785
 Net transfers                          (113)               (42,243)               48,699
 Surrenders for benefit
  payments and fees                     (148)                  (298)              (28,927)
                                     -------             ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (261)               (41,046)               21,557
                                     -------             ----------             ---------
 Net increase (decrease) in
  net assets                             175                (19,685)               29,278
NET ASSETS:
 Beginning of year                     2,370                146,522                 6,216
                                     -------             ----------             ---------
 End of year                          $2,545               $126,837               $35,494
                                     =======             ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.               AIM V.I.                 MFS
                                 GLOBAL HEALTH CARE         TECHNOLOGY          EMERGING GROWTH
                                        FUND                   FUND                  SERIES
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(556)                  $(541)                $(26)
 Net realized gain (loss) on
  security transactions                   7,286                   9,433                  649
 Net realized gain on
  distributions                              --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (550)                    979                 (135)
                                     ----------             -----------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,180                   9,871                  488
                                     ----------             -----------             --------
UNIT TRANSACTIONS:
 Purchases                                   --                      --                   --
 Net transfers                          (10,753)                (11,049)                  --
 Surrenders for benefit
  payments and fees                     (20,419)                (99,689)              (2,983)
                                     ----------             -----------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (31,172)               (110,738)              (2,983)
                                     ----------             -----------             --------
 Net increase (decrease) in
  net assets                            (24,992)               (100,867)              (2,495)
NET ASSETS:
 Beginning of year                      139,494                 151,255                8,466
                                     ----------             -----------             --------
 End of year                           $114,502                 $50,388               $5,971
                                     ==========             ===========             ========

                                       MFS                   MFS               NEUBERGER BERMAN
                                   HIGH INCOME        STRATEGIC INCOME       AMT LIMITED MATURITY
                                     SERIES                SERIES               BOND PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $2,692                $1,015                     $621
 Net realized gain (loss) on
  security transactions                 1,050                   142                      (34)
 Net realized gain on
  distributions                            --                   148                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (430)                  (79)                     306
                                    ---------             ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,312                 1,226                      893
                                    ---------             ---------                ---------
UNIT TRANSACTIONS:
 Purchases                                 --                    --                       --
 Net transfers                        (12,317)                   --                       --
 Surrenders for benefit
  payments and fees                       (23)               (3,064)                  (3,863)
                                    ---------             ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (12,340)               (3,064)                  (3,863)
                                    ---------             ---------                ---------
 Net increase (decrease) in
  net assets                           (9,028)               (1,838)                  (2,970)
NET ASSETS:
 Beginning of year                     35,364                21,828                   26,665
                                    ---------             ---------                ---------
 End of year                          $26,336               $19,990                  $23,695
                                    =========             =========                =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   NEUBERGER BERMAN
                                     AMT PARTNERS           PIONEER FUND
                                       PORTFOLIO            VCT PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $117                   $219
 Net realized gain (loss) on
  security transactions                      350                    417
 Net realized gain on
  distributions                            4,378                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (631)                 3,092
                                       ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               4,214                  3,728
                                       ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                    --                     --
 Net transfers                             2,512                     --
 Surrenders for benefit
  payments and fees                          (28)                (3,437)
                                       ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        2,484                 (3,437)
                                       ---------              ---------
 Net increase (decrease) in
  net assets                               6,698                    291
NET ASSETS:
 Beginning of year                        34,649                 24,897
                                       ---------              ---------
 End of year                             $41,347                $25,188
                                       =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PIONEER GROWTH           VAN ECK              VAN ECK             WELLS FARGO
                                   OPPORTUNITIES           WORLDWIDE            WORLDWIDE           ADVANTAGE VT
                                   VCT PORTFOLIO           BOND FUND         HARD ASSETS FUND      DISCOVERY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (D)
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(857)              $1,533                 $(552)               $(119)
 Net realized gain (loss) on
  security transactions                   7,545                  (47)                7,686                1,534
 Net realized gain on
  distributions                              --                   --                 9,072                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,683                  783                11,225                2,242
                                     ----------            ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             10,371                2,269                27,431                3,657
                                     ----------            ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                  370                   --                 1,245                   --
 Net transfers                          (14,288)              19,569               (37,698)                  --
 Surrenders for benefit
  payments and fees                     (15,343)                 (34)              (10,786)              (9,064)
                                     ----------            ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (29,261)              19,535               (47,239)              (9,064)
                                     ----------            ---------            ----------            ---------
 Net increase (decrease) in
  net assets                            (18,890)              21,804               (19,808)              (5,407)
NET ASSETS:
 Beginning of year                      198,669               20,779               147,698               32,436
                                     ----------            ---------            ----------            ---------
 End of year                           $179,779              $42,583              $127,890              $27,029
                                     ==========            =========            ==========            =========

(d) Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                          AMERICAN CENTURY
                                   AMERICAN CENTURY          VP CAPITAL         ALLIANCEBERNSTEIN
                                     VP BALANCED            APPRECIATION        VPS INTERNATIONAL
                                         FUND                   FUND                PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,687                  $(196)                   $46
 Net realized gain (loss) on
  security transactions                    3,608                  1,262                  2,484
 Net realized gain on
  distributions                               76                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              1,665                  6,986                 20,647
                                      ----------              ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               8,036                  8,052                 23,177
                                      ----------              ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                    --                     --                     --
 Net transfers                            (2,377)                  (298)                   175
 Surrenders for benefit
  payments and fees                      (41,093)                (7,749)               (12,276)
 Net annuity transactions                     --                     --                     --
                                      ----------              ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (43,470)                (8,047)               (12,101)
                                      ----------              ---------             ----------
 Net increase (decrease) in
  net assets                             (35,434)                     5                 11,076
NET ASSETS:
 Beginning of year                       199,906                 45,778                137,522
                                      ----------              ---------             ----------
 End of year                            $164,472                $45,783               $148,598
                                      ==========              =========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN          FEDERATED
                                   MONEY MARKET          LARGE CAP GROWTH       AMERICAN LEADERS
                                     PORTFOLIO              PORTFOLIO               FUND II
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,717                  $(796)                $2,045
 Net realized gain (loss) on
  security transactions                      --                  1,472                  2,468
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                 23,480                  4,491
                                    -----------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,717                 24,156                  9,004
                                    -----------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                1,000                     --                     --
 Net transfers                           69,733                   (360)                    --
 Surrenders for benefit
  payments and fees                    (156,431)               (19,447)               (29,156)
 Net annuity transactions                    --                     --                     --
                                    -----------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (85,698)               (19,807)               (29,156)
                                    -----------             ----------             ----------
 Net increase (decrease) in
  net assets                            (79,981)                 4,349                (20,152)
NET ASSETS:
 Beginning of year                      400,148                185,388                210,047
                                    -----------             ----------             ----------
 End of year                           $320,167               $189,737               $189,895
                                    ===========             ==========             ==========

                                    FEDERATED
                                     FUND FOR             FEDERATED
                                 U.S. GOVERNMENT         HIGH INCOME           FEDERATED
                                    SECURITIES              BOND            CAPITAL INCOME
                                     FUND II               FUND II              FUND II
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $7,450               $3,541               $1,709
 Net realized gain (loss) on
  security transactions                    124                  961                 (556)
 Net realized gain on
  distributions                             --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,363)              (3,872)                 327
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,211                  630                1,480
                                    ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                   --
 Net transfers                          (2,131)                  73                   --
 Surrenders for benefit
  payments and fees                    (10,786)             (24,028)             (32,730)
 Net annuity transactions                   --                   --                   --
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (12,917)             (23,955)             (32,730)
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets                            (9,706)             (23,325)             (31,250)
NET ASSETS:
 Beginning of year                     212,706               47,111               36,048
                                    ----------            ---------            ---------
 End of year                          $203,000              $23,786               $4,798
                                    ==========            =========            =========

(a) Formerly AllianceBernstein VPS Premier Growth Portfolio Sub-Account. Change effective May 1, 2005.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   GARTMORE GVIT             HARTFORD                HARTFORD
                                     DEVELOPING              ADVISERS            BLUE CHIP STOCK
                                    MARKETS FUND             HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $116                 $18,071                $(10,906)
 Net realized gain (loss) on
  security transactions                   2,875                  21,816                 114,110
 Net realized gain on
  distributions                          16,722                  50,688                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             9,687                 (34,297)                (19,919)
                                     ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             29,400                  56,278                  83,285
                                     ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   20                   1,850                   9,182
 Net transfers                          (38,891)                (76,997)                (88,603)
 Surrenders for benefit
  payments and fees                      (2,501)               (453,159)               (728,039)
 Net annuity transactions                    --                      (5)                    (11)
                                     ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (41,372)               (528,311)               (807,471)
                                     ----------            ------------            ------------
 Net increase (decrease) in
  net assets                            (11,972)               (472,033)               (724,186)
NET ASSETS:
 Beginning of year                      122,440               1,321,579               2,637,693
                                     ----------            ------------            ------------
 End of year                           $110,468                $849,546              $1,913,507
                                     ==========            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD                  HARTFORD
                                 TOTAL RETURN BOND       CAPITAL APPRECIATION     CAPITAL OPPORTUNITIES
                                      HLS FUND                 HLS FUND                  HLS FUND
                                  SUB-ACCOUNT (B)            SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $81,843                   $(732)                  $(1,207)
 Net realized gain (loss) on
  security transactions                  (19,963)                  1,339                       877
 Net realized gain on
  distributions                            9,929                  24,184                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (54,698)                 (1,285)                   (1,641)
                                    ------------              ----------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              17,111                  23,506                    (1,971)
                                    ------------              ----------                ----------
UNIT TRANSACTIONS:
 Purchases                                 1,155                      --                        71
 Net transfers                          (125,530)                 18,909                    (6,383)
 Surrenders for benefit
  payments and fees                     (565,739)                (31,312)                   (2,849)
 Net annuity transactions                     17                      --                        --
                                    ------------              ----------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (690,097)                (12,403)                   (9,161)
                                    ------------              ----------                ----------
 Net increase (decrease) in
  net assets                            (672,986)                 11,103                   (11,132)
NET ASSETS:
 Beginning of year                     1,805,763                 166,495                   141,626
                                    ------------              ----------                ----------
 End of year                          $1,132,777                $177,598                  $130,494
                                    ============              ==========                ==========

                                       HARTFORD                  HARTFORD                HARTFORD
                                  DIVIDEND AND GROWTH         GLOBAL LEADERS        DISCIPLINED EQUITY
                                       HLS FUND                  HLS FUND                HLS FUND
                                    SUB-ACCOUNT (C)            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $402                    $(4,369)                $(5,738)
 Net realized gain (loss) on
  security transactions                        2                     39,502                 102,122
 Net realized gain on
  distributions                              960                         --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (349)                   (37,214)                 32,645
                                       ---------               ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               1,015                     (2,081)                129,029
                                       ---------               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                      4,757                  10,709
 Net transfers                            32,053                    (44,862)                  9,196
 Surrenders for benefit
  payments and fees                         (137)                  (173,578)               (792,238)
 Net annuity transactions                     --                         --                      23
                                       ---------               ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       31,916                   (213,683)               (772,310)
                                       ---------               ------------            ------------
 Net increase (decrease) in
  net assets                              32,931                   (215,764)               (643,281)
NET ASSETS:
 Beginning of year                            --                  1,037,478               2,821,032
                                       ---------               ------------            ------------
 End of year                             $32,931                   $821,714              $2,177,751
                                       =========               ============            ============

(b) Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
    2005.

(c)  From inception, July 5, 2005 to December 31, 2005.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                            HARTFORD
                                     HARTFORD                GROWTH                HARTFORD
                                      GROWTH             OPPORTUNITIES            HIGH YIELD
                                     HLS FUND               HLS FUND               HLS FUND
                                  SUB-ACCOUNT (C)         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(59)               $(13,372)               $44,655
 Net realized gain (loss) on
  security transactions                      1                  90,471                 11,168
 Net realized gain on
  distributions                            165                  74,598                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              689                  11,474                (50,726)
                                     ---------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               796                 163,171                  5,097
                                     ---------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  --                   2,206                    939
 Net transfers                          28,839                 (27,887)                   624
 Surrenders for benefit
  payments and fees                         --                (314,932)              (270,758)
 Net annuity transactions                   --                      (7)                    --
                                     ---------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     28,839                (340,620)              (269,195)
                                     ---------            ------------            -----------
 Net increase (decrease) in
  net assets                            29,635                (177,449)              (264,098)
NET ASSETS:
 Beginning of year                          --               1,388,854                921,836
                                     ---------            ------------            -----------
 End of year                           $29,635              $1,211,405               $657,738
                                     =========            ============            ===========

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD               HARTFORD
                                 HARTFORD               INTERNATIONAL          INTERNATIONAL
                                   INDEX            CAPITAL APPRECIATION       SMALL COMPANY
                                 HLS FUND                 HLS FUND               HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT (C)        SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $11,552                   $22                   $ --
 Net realized gain (loss) on
  security transactions               55,154                     1                     --
 Net realized gain on
  distributions                       78,953                    46                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (87,528)                  151                     --
                               -------------               -------                -------
 Net increase (decrease) in
  net assets resulting from
  operations                          58,131                   220                     --
                               -------------               -------                -------
UNIT TRANSACTIONS:
 Purchases                             7,093                    --                     --
 Net transfers                       (96,099)                3,888                  5,152
 Surrenders for benefit
  payments and fees               (1,032,569)                 (101)                    --
 Net annuity transactions                 --                    --                     --
                               -------------               -------                -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,121,575)                3,787                  5,152
                               -------------               -------                -------
 Net increase (decrease) in
  net assets                      (1,063,444)                4,007                  5,152
NET ASSETS:
 Beginning of year                 3,120,687                    --                     --
                               -------------               -------                -------
 End of year                      $2,057,243                $4,007                 $5,152
                               =============               =======                =======

                                     HARTFORD               HARTFORD
                                   INTERNATIONAL          INTERNATIONAL             HARTFORD
                                   OPPORTUNITIES              STOCK             LARGECAP GROWTH
                                     HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(6,143)                $1,002                 $(4,749)
 Net realized gain (loss) on
  security transactions                  52,445                 40,159                  43,698
 Net realized gain on
  distributions                              --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             6,130                 29,328                 (50,413)
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             52,432                 70,489                 (11,464)
                                    -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                2,046                  1,052                   5,325
 Net transfers                           21,476                (29,924)                (37,853)
 Surrenders for benefit
  payments and fees                    (140,031)              (158,160)               (524,461)
 Net annuity transactions                    --                      4                      --
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (116,509)              (187,028)               (556,989)
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets                            (64,077)              (116,539)               (568,453)
NET ASSETS:
 Beginning of year                      488,331                836,339               1,302,482
                                    -----------            -----------            ------------
 End of year                           $424,254               $719,800                $734,029
                                    ===========            ===========            ============

(c)  From inception, July 5, 2005 to December 31, 2005.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       HARTFORD               HARTFORD                HARTFORD
                                     MIDCAP STOCK           MONEY MARKET           SMALLCAP VALUE
                                       HLS FUND               HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(11,554)                $4,141                  $1,084
 Net realized gain (loss) on
  security transactions                    37,709                     --                  55,152
 Net realized gain on
  distributions                           131,759                     --                 434,720
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (137,398)                    --                (369,297)
                                     ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               20,516                  4,141                 121,659
                                     ------------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                    935                    200                   4,138
 Net transfers                            (95,980)               401,296                 (94,277)
 Surrenders for benefit
  payments and fees                      (247,697)              (464,334)               (558,136)
 Net annuity transactions                      --                     --                      --
                                     ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (342,742)               (62,838)               (648,275)
                                     ------------            -----------            ------------
 Net increase (decrease) in
  net assets                             (322,226)               (58,697)               (526,616)
NET ASSETS:
 Beginning of year                      1,058,300                278,144               2,093,677
                                     ------------            -----------            ------------
 End of year                             $736,074               $219,447              $1,567,061
                                     ============            ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                      HARTFORD               HARTFORD           U.S. GOVERNMENT
                                  SMALLCAP GROWTH             STOCK                SECURITIES
                                      HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(9,885)               $1,445                 $15,230
 Net realized gain (loss) on
  security transactions                  106,727                   887                  12,505
 Net realized gain on
  distributions                           66,435                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (70,391)               19,260                 (25,558)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              92,886                21,592                   2,177
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 1,448                    47                     258
 Net transfers                           (44,737)               16,289                 (17,170)
 Surrenders for benefit
  payments and fees                     (317,348)               (8,189)               (245,165)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (360,637)                8,147                (262,077)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                            (267,751)               29,739                (259,900)
NET ASSETS:
 Beginning of year                     1,264,190               240,166               1,005,871
                                    ------------            ----------            ------------
 End of year                            $996,439              $269,905                $745,971
                                    ============            ==========            ============


                                    HARTFORD               HARTFORD              HARTFORD
                                      VALUE          VALUE OPPORTUNITIES       EQUITY INCOME
                                    HLS FUND               HLS FUND              HLS FUND
                                 SUB-ACCOUNT (C)         SUB-ACCOUNT          SUB-ACCOUNT (C)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $34                     $211                 $37
 Net realized gain (loss) on
  security transactions                   --                  112,991                  --
 Net realized gain on
  distributions                           --                   29,771                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (24)                 (74,613)                (35)
                                     -------             ------------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                              10                   68,360                   2
                                     -------             ------------             -------
UNIT TRANSACTIONS:
 Purchases                                --                      606                  --
 Net transfers                         2,916                   19,201               2,430
 Surrenders for benefit
  payments and fees                      (74)                (474,364)                (62)
 Net annuity transactions                 --                        8                  --
                                     -------             ------------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,842                 (454,549)              2,368
                                     -------             ------------             -------
 Net increase (decrease) in
  net assets                           2,852                 (386,189)              2,370
NET ASSETS:
 Beginning of year                        --                1,359,505                  --
                                     -------             ------------             -------
 End of year                          $2,852                 $973,316              $2,370
                                     =======             ============             =======

(c)  From inception, July 5, 2005 to December 31, 2005.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                           ING JPMORGAN
                                        ING VP               EMERGING               AIM V.I.
                                  NATURAL RESOURCES       MARKETS EQUITY       GLOBAL HEALTH CARE
                                        TRUST                PORTFOLIO                FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (D)       SUB-ACCOUNT (E)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(445)                  $23                  $(735)
 Net realized gain (loss) on
  security transactions                        4                 8,357                  8,480
 Net realized gain on
  distributions                            5,303                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             31,164                (4,230)                 3,324
                                      ----------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              36,026                 4,150                 11,069
                                      ----------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                   980                    --                    140
 Net transfers                            52,215               (20,000)                (3,013)
 Surrenders for benefit
  payments and fees                         (312)                  (18)               (49,533)
 Net annuity transactions                     --                    --                     --
                                      ----------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       52,883               (20,018)               (52,406)
                                      ----------             ---------             ----------
 Net increase (decrease) in
  net assets                              88,909               (15,868)               (41,337)
NET ASSETS:
 Beginning of year                        57,613                22,084                180,831
                                      ----------             ---------             ----------
 End of year                            $146,522                $6,216               $139,494
                                      ==========             =========             ==========

(d) From inception, December 2, 2005 to December 31, 2005. Effective December 2, 2005, ING VP Emerging Markets Fund Sub-Account merged with ING JPMorgan Emerging Markets Equity Portfolio Sub-Account.

(e)  Formerly AIM Health Sciences Fund Sub-Account. Change effective July 1 ,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     AIM V.I.              AIM V.I.                 MFS
                                    TECHNOLOGY            CORE STOCK          EMERGING GROWTH
                                       FUND                  FUND                 SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(889)                $(33)                $(35)
 Net realized gain (loss) on
  security transactions                  (3,440)                (248)                  35
 Net realized gain on
  distributions                              --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               904                  740                  675
                                    -----------            ---------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (3,425)                 459                  675
                                    -----------            ---------              -------
UNIT TRANSACTIONS:
 Purchases                                   20                  420                   --
 Net transfers                           (8,345)              (4,269)                  --
 Surrenders for benefit
  payments and fees                    (134,424)             (15,300)                (257)
 Net annuity transactions                    --                   --                   --
                                    -----------            ---------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (142,749)             (19,149)                (257)
                                    -----------            ---------              -------
 Net increase (decrease) in
  net assets                           (146,174)             (18,690)                 418
NET ASSETS:
 Beginning of year                      297,429               59,338                8,048
                                    -----------            ---------              -------
 End of year                           $151,255              $40,648               $8,466
                                    ===========            =========              =======

                                       MFS                   MFS               NEUBERGER BERMAN
                                   HIGH INCOME        STRATEGIC INCOME       AMT LIMITED MATURITY
                                     SERIES                SERIES               BOND PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $2,155                $1,494                     $588
 Net realized gain (loss) on
  security transactions                   322                   200                     (234)
 Net realized gain on
  distributions                            --                    84                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,925)               (1,461)                     (39)
                                    ---------             ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              552                   317                      315
                                    ---------             ---------                ---------
UNIT TRANSACTIONS:
 Purchases                                 --                    --                       --
 Net transfers                         (2,237)                   --                   (1,112)
 Surrenders for benefit
  payments and fees                       (28)               (3,288)                 (23,412)
 Net annuity transactions                  --                    --                       --
                                    ---------             ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,265)               (3,288)                 (24,524)
                                    ---------             ---------                ---------
 Net increase (decrease) in
  net assets                           (1,713)               (2,971)                 (24,209)
NET ASSETS:
 Beginning of year                     37,077                24,799                   50,874
                                    ---------             ---------                ---------
 End of year                          $35,364               $21,828                  $26,665
                                    =========             =========                =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   NEUBERGER BERMAN
                                     AMT PARTNERS           PIONEER FUND
                                       PORTFOLIO            VCT PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $162                   $495
 Net realized gain (loss) on
  security transactions                      394                  2,705
 Net realized gain on
  distributions                                7                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              4,871                   (234)
                                       ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               5,434                  2,966
                                       ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                   720                     --
 Net transfers                             3,213                     --
 Surrenders for benefit
  payments and fees                          (33)               (63,939)
 Net annuity transactions                     --                     --
                                       ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        3,900                (63,939)
                                       ---------              ---------
 Net increase (decrease) in
  net assets                               9,334                (60,973)
NET ASSETS:
 Beginning of year                        25,315                 85,870
                                       ---------              ---------
 End of year                             $34,649                $24,897
                                       =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PIONEER GROWTH           VAN ECK              VAN ECK              WELLS FARGO
                                   OPPORTUNITIES           WORLDWIDE            WORLDWIDE              ADVANTAGE
                                   VCT PORTFOLIO           BOND FUND         HARD ASSETS FUND       DISCOVERY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (F)(G)
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(923)              $2,026                 $(242)                $(168)
 Net realized gain (loss) on
  security transactions                   3,975                  519                   262                15,933
 Net realized gain on
  distributions                              --                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             9,089               (3,550)               42,710               (14,267)
                                     ----------            ---------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             12,141               (1,005)               42,730                 1,498
                                     ----------            ---------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                1,400                   --                   640                    --
 Net transfers                           (6,955)             (24,041)               36,107                (6,380)
 Surrenders for benefit
  payments and fees                     (21,771)                (433)                  (51)              (17,503)
 Net annuity transactions                    --                   --                    --                    --
                                     ----------            ---------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (27,326)             (24,474)               36,696               (23,883)
                                     ----------            ---------            ----------             ---------
 Net increase (decrease) in
  net assets                            (15,185)             (25,479)               79,426               (22,385)
NET ASSETS:
 Beginning of year                      213,854               46,258                68,272                54,821
                                     ----------            ---------            ----------             ---------
 End of year                           $198,669              $20,779              $147,698               $32,436
                                     ==========            =========            ==========             =========

(f) From inception April 8, 2005 to December 31, 2005. Effective April 8, 2005, Strong MidCap Growth II Fund Sub-Account merged with Wells Fargo Discovery Fund Sub-Account.

(g) Formerly Wells Fargo Discovery Fund Sub-Account. Change effective April 11, 2005.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account A (the "Account") is a separate investment account within Union Security Life Insurance Company of New York (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. On April 1, 2002, Union Security Life Insurance Company of New York entered into an agreement with Hartford Life Insurance Company to co-insure the obligations of Union Security Life Insurance Company of New York under the variable annuity contracts and to provide administration for the Contracts. Effective, September 6, 2005 the Company changed its name from First Fortis Life Insurance Company in conjunction with Assurant Inc.'s (the "Parent") initial public offering on February 5, 2004. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AIM V.I. Core Equity Fund, AllianceBernstein VPS International Portfolio, AllianceBernstein Money Market Portfolio, AllianceBernstein Large Cap Growth Portfolio, Federated American Leaders Fund II, Federated Fund for U.S. Government Securities Fund II, Federated High Income Bond Fund II, Federated Capital Income Fund II, Gartmore GVIT Developing Markets Fund, Hartford Advisers HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, ING VP Natural Resources Trust, ING JPMorgan Emerging Markets Equity Portfolio, AIM V.I. Global Health Care Fund, AIM V.I. Technology Fund, MFS Emerging Growth Series, MFS High Income Series, MFS Strategic Income Series, Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Fund VCT Portfolio, Pioneer Growth Opportunities VCT Portfolio, Van Eck Worldwide Bond Fund, Van Eck Worldwide Hard Assets Fund, and Wells Fargo Advantage VT Discovery Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

-------------------------------------------------------------------------------

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable life account by the Company to cover greater longevity of contact owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All sub-accounts are currently in the accumulation period.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company will charge an expense at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the Company undertakes.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will charge an expense at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) ADMINISTRATIVE CHARGE -- The Company will charge an expense to cover administrative expenses at a maximum annual rate of 0.10% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                 AT COST      FROM SALES
--------------------------------------------------------------------
American Century VP Balanced Fund              $27,423       $38,226
American Century VP Capital Appreciation
 Fund                                               --        17,111
AIM V.I. Core Equity Fund                       43,919        43,480
AllianceBernstein VPS International
 Portfolio                                      31,525        30,027
AllianceBernstein Money Market Portfolio       207,070       171,482
AllianceBernstein Large Cap Growth
 Portfolio                                       7,967        17,302
Federated American Leaders Fund II              26,670         8,548
Federated Fund for U.S. Government
 Securities Fund II                             25,219        13,079
Federated High Income Bond Fund II               2,037        16,658
Federated Capital Income Fund II                   292         2,665
Gartmore GVIT Developing Markets Fund           39,244        22,985
Hartford Advisers HLS Fund                      68,970       200,880
Hartford Blue Chip Stock HLS Fund               31,816       427,500
Hartford Total Return Bond HLS Fund             96,885       476,779
Hartford Capital Appreciation HLS Fund          26,133        13,032
Hartford Capital Opportunities HLS Fund            845        87,592
Hartford Dividend and Growth HLS Fund           28,807         1,743
Hartford Global Leaders HLS Fund                49,554       162,471
Hartford Disciplined Equity HLS Fund            43,747       778,858
Hartford Growth HLS Fund                         4,951        28,471
Hartford Growth Opportunities HLS Fund         136,298       219,186
Hartford High Yield HLS Fund                   127,044       284,497
Hartford Index HLS Fund                        250,659       493,272

-------------------------------------------------------------------------------

                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                 AT COST      FROM SALES
--------------------------------------------------------------------
Hartford International Capital
 Appreciation HLS Fund                          $3,129          $810
Hartford International Small Company HLS
 Fund                                           25,952        20,127
Hartford International Opportunities HLS
 Fund                                           66,381        88,821
Hartford International Stock HLS Fund           30,541       298,835
Hartford LargeCap Growth HLS Fund               30,637       376,282
Hartford MidCap Growth HLS Fund                 96,526       288,503
Hartford Money Market HLS Fund               1,403,539     1,523,414
Hartford SmallCap Value HLS Fund               391,625       625,483
Hartford SmallCap Growth HLS Fund               85,525       196,827
Hartford Stock HLS Fund                          6,719       198,069
Hartford U.S. Government Securities HLS
 Fund                                           28,447       221,776
Hartford Value HLS Fund                         28,723           610
Hartford Value Opportunities HLS Fund          133,033       331,523
Hartford Equity Income HLS Fund                     53           295
ING VP Natural Resources Trust                  39,347        71,352
ING JPMorgan Emerging Markets Equity
 Portfolio                                      72,624        45,951
AIM V.I. Global Health Care Fund                13,992        45,720
AIM V.I. Technology Fund                            --       111,279
MFS Emerging Growth Series                          --         3,007
MFS High Income Series                           2,850        12,498
MFS Strategic Income Series                      1,255         3,156
Neuberger Berman AMT Limited Maturity
 Bond Portfolio                                    734         3,955
Neuberger Berman AMT Partners Portfolio         13,778         6,769
Pioneer Fund VCT Portfolio                         331         3,547
Pioneer Growth Opportunities VCT
 Portfolio                                       4,070        34,207
Van Eck Worldwide Bond Fund                     36,676        15,639
Van Eck Worldwide Hard Assets Fund              52,689        91,400
Wells Fargo Advantage VT Discovery Fund             --         9,184
                                          ------------  ------------
                                            $3,846,251    $8,184,883
                                          ============  ============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                            UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                                ISSUED         REDEEMED            (DECREASE)
---------------------------------------------------------------------------------------------
American Century VP Balanced Fund               769           2,035               (1,266)
American Century VP Capital Appreciation         --           1,218               (1,218)
 Fund
AIM V.I. Core Equity Fund                     2,567           2,576                   (9)
AllianceBernstein VPS International           1,687           1,514                  173
 Portfolio
AllianceBernstein Money Market Portfolio     14,334          12,523                1,811
AllianceBernstein Large Cap Growth              370             747                 (377)
 Portfolio
Federated American Leaders Fund II               --             341                 (341)
Federated Fund for U.S. Government            1,104             773                  331
 Securities Fund II
Federated High Income Bond Fund II               --             980                 (980)
Federated Capital Income Fund II                 --             195                 (195)
Gartmore GVIT Developing Markets Fund         1,477           1,184                  293
Hartford Advisers HLS Fund                      306          49,854              (49,548)
Hartford Blue Chip Stock HLS Fund             1,496          21,438              (19,942)

-------------------------------------------------------------------------------

                                            UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                                ISSUED         REDEEMED            (DECREASE)
---------------------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund          22,729         173,576             (150,847)
Hartford Capital Appreciation HLS Fund           92           5,057               (4,965)
Hartford Capital Opportunities HLS Fund         152          13,998              (13,846)
Hartford Dividend and Growth HLS Fund        16,508             669               15,839
Hartford Global Leaders HLS Fund                135           5,668               (5,533)
Hartford Disciplined Equity HLS Fund          1,185          31,276              (30,091)
Hartford Growth HLS Fund                      3,786          22,991              (19,205)
Hartford Growth Opportunities HLS Fund        2,359          31,785              (29,426)
Hartford High Yield HLS Fund                  3,436          19,253              (15,817)
Hartford Index HLS Fund                         920          24,565              (23,645)
Hartford International Capital
 Appreciation HLS Fund                        1,811             494                1,317
Hartford International Small Company HLS
 Fund                                        12,065           9,987                2,078
Hartford International Opportunities HLS
 Fund                                        11,229          43,141              (31,912)
Hartford International Stock HLS Fund         1,059          14,155              (13,096)
Hartford LargeCap Growth HLS Fund             3,302          40,456              (37,154)
Hartford MidCap Growth HLS Fund               1,350          19,770              (18,420)
Hartford Money Market HLS Fund              800,286         872,039              (71,753)
Hartford SmallCap Value HLS Fund              5,481          26,435              (20,954)
Hartford SmallCap Growth HLS Fund               881           6,419               (5,538)
Hartford Stock HLS Fund                         485         135,038             (134,553)
Hartford U.S. Government Securities HLS
 Fund                                           390           9,258               (8,868)
Hartford Value HLS Fund                      23,879             279               23,600
Hartford Value Opportunities HLS Fund         1,284          13,024              (11,740)
Hartford Equity Income HLS Fund                  --             196                 (196)
ING VP Natural Resources Trust                1,117           2,915               (1,798)
ING JPMorgan Emerging Markets Equity
 Portfolio                                    5,567           3,623                1,944
AIM V.I. Global Health Care Fund                670           2,151               (1,481)
AIM V.I. Technology Fund                         --           8,567               (8,567)
MFS Emerging Growth Series                       --             162                 (162)
MFS High Income Series                           --             701                 (701)
MFS Strategic Income Series                      --             200                 (200)
Neuberger Berman AMT Limited Maturity
 Bond Portfolio                                  --             278                 (278)
Neuberger Berman AMT Partners Portfolio         458             334                  124
Pioneer Fund VCT Portfolio                       --             295                 (295)
Pioneer Growth Opportunities VCT
 Portfolio                                      223           1,587               (1,364)
Van Eck Worldwide Bond Fund                   2,235             982                1,253
Van Eck Worldwide Hard Assets Fund            1,817           3,949               (2,132)
Wells Fargo Advantage VT Discovery Fund          --             431                 (431)

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                            UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                                ISSUED         REDEEMED            (DECREASE)
---------------------------------------------------------------------------------------------
American Century VP Balanced Fund               113           2,562               (2,449)
American Century VP Capital Appreciation
 Fund                                            --             719                 (719)
AllianceBernstein International Research
 Growth Portfolio                             1,034           1,940                 (906)
AllianceBernstein Money Market Portfolio      9,277          15,883               (6,606)
AllianceBernstein Large Cap Growth
 Portfolio                                       --           1,035               (1,035)
Federated American Leaders Fund II               --           1,418               (1,418)

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                            UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                                ISSUED         REDEEMED            (DECREASE)
---------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
 Securities Fund II                              --             842                 (842)
Federated High Income Bond Fund II                4           1,496               (1,492)
Federated Capital Income Fund II                 --           2,610               (2,610)
Gartmore GVIT Developing Markets Fund         2,209           5,365               (3,156)
Hartford Advisers HLS Fund                    2,685         147,637             (144,952)
Hartford Blue Chip Stock HLS Fund             1,552          46,500              (44,948)
Hartford Total Return Bond HLS Fund          15,241         272,783             (257,542)
Hartford Capital Appreciation HLS Fund       12,237          18,697               (6,460)
Hartford Capital Opportunities HLS Fund         420           1,856               (1,436)
Hartford Dividend and Growth HLS Fund        24,253             100               24,153
Hartford Global Leaders HLS Fund                728           9,594               (8,866)
Hartford Disciplined Equity HLS Fund          1,911          35,664              (33,753)
Hartford Growth HLS Fund                     22,991              --               22,991
Hartford Growth Opportunities HLS Fund        3,615          65,134              (61,519)
Hartford High Yield HLS Fund                  1,461          20,785              (19,324)
Hartford Index HLS Fund                         978          63,674              (62,696)
Hartford International Capital
 Appreciation HLS Fund                        3,061              77                2,984
Hartford International Small Company HLS
 Fund                                         2,877              --                2,877
Hartford International Opportunities HLS
 Fund                                        14,570          86,575              (72,005)
Hartford International Stock HLS Fund         2,036          12,672              (10,636)
Hartford LargeCap Growth HLS Fund            14,285          76,171              (61,886)
Hartford MidCap Stock HLS Fund                  689          26,816              (26,127)
Hartford Money Market HLS Fund              266,816         303,425              (36,609)
Hartford SmallCap Value HLS Fund             11,315          41,779              (30,464)
Hartford SmallCap Growth HLS Fund             2,547          16,435              (13,888)
Hartford Stock HLS Fund                      19,438          12,245                7,193
Hartford U.S. Government Securities HLS
 Fund                                           805          12,110              (11,305)
Hartford Value HLS Fund                       2,587              65                2,522
Hartford Value Opportunities HLS Fund         6,303          26,995              (20,692)
Hartford Equity Income HLS Fund               2,027              51                1,976
ING VP Natural Resources Trust                2,790              15                2,775
ING JPMorgan Emerging Markets Equity
 Portfolio                                      605              --                  605
AIM V.I. Global Health Care Fund                  7           2,715               (2,708)
AIM V.I. Technology Fund                      3,120          15,411              (12,291)
AIM V.I. Core Stock Fund                         28           1,321               (1,293)
MFS Emerging Growth Series                       --              16                  (16)
MFS High Income Series                           --             144                 (144)
MFS Strategic Income Series                      --             221                 (221)
Neuberger Berman AMT Limited Maturity
 Bond Portfolio                                  16           1,814               (1,798)
Neuberger Berman AMT Partners Portfolio         848             590                  258
Pioneer Fund VCT Portfolio                       --           6,059               (6,059)
Pioneer Growth Opportunities VCT
 Portfolio                                      425           1,828               (1,403)
Van Eck Worldwide Bond Fund                     637           2,180               (1,543)
Van Eck Worldwide Hard Assets Fund            3,772           1,634                2,138
Wells Fargo Advantage Discovery Fund          2,525             929                1,596

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
 2006  Lowest contract charges                  7,813     $19.768804             $154,462
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  9,079      18.115408              164,472
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 11,528      17.341349              199,906
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                  5,086      15.867981               80,708
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                  5,264      13.343030               70,242
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
 2006  Lowest contract charges                  2,129      15.963060               33,980
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  3,347      13.679562               45,783
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                  4,066      11.257483               45,778
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                  4,447      10.511068               46,746
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                  4,652       8.764090               40,770
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
 2006  Lowest contract charges                0.45%              2.00%              9.13%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              1.83%              4.46%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              1.47%              9.29%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%              2.73%             18.92%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --              (7.33)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
 2006  Lowest contract charges                0.45%                --              16.69%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%                --              21.52%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%                --               7.10%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%                --              19.93%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --             (21.86)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges                  2,565     $18.310558              $46,975
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  2,574      15.789305               40,648
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                  3,867      15.345871               59,338
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                  8,706      14.787999              128,741
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                  8,872      12.116737              107,497
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 PORTFOLIO
 2006  Lowest contract charges                  9,433      20.202051              190,564
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  9,260      16.047664              148,598
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 10,166      13.527539              137,522
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                 14,013      11.553105              161,896
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                 17,707       8.818909              156,160
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges                0.31%              0.58%              8.96%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              0.38%              2.89%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              0.70%              3.77%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%              1.19%             22.05%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%              2.14%            (17.13)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 PORTFOLIO
 2006  Lowest contract charges                0.45%              0.39%             25.89%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              0.48%             18.63%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              0.27%             17.09%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%              0.13%             31.00%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%              0.06%            (16.74)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MONEY MARKET
 PORTFOLIO
 2006  Lowest contract charges                 25,992     $13.735446             $357,013
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                 24,181      13.240331              320,167
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 30,787      12.997379              400,148
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                 80,464      12.964253            1,043,158
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                153,929      12.953735            1,993,957
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
ALLIANCEBERNSTEIN LARGE CAP GROWTH
 PORTFOLIO
 2006  Lowest contract charges                  8,245      21.809920              179,831
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  8,622      22.006170              189,737
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                  9,657      19.197835              185,388
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                 14,816      17.754168              263,045
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                 32,143      14.421067              463,541
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ALLIANCEBERNSTEIN MONEY MARKET
 PORTFOLIO
 2006  Lowest contract charges                0.45%              4.16%              3.74%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              2.30%              1.87%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              0.63%              0.26%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%              0.55%              0.08%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%              0.73%              0.43%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
ALLIANCEBERNSTEIN LARGE CAP GROWTH
 PORTFOLIO
 2006  Lowest contract charges                0.45%                --              (0.89)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%                --              14.63%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%                --               8.13%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%                --              23.11%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --             (20.23)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
FEDERATED AMERICAN LEADERS FUND II
 2006  Lowest contract charges                  8,726     $24.354886             $212,521
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  9,067      20.944422              189,895
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 10,485      20.032799              210,047
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                  9,009      18.330567              165,140
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                  8,651      14.419885              124,750
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
FEDERATED FUND FOR U.S. GOVERNMENT
 SECURITIES FUND II
 2006  Lowest contract charges                 13,437      16.057906              215,771
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                 13,106      15.489364              203,000
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 13,948      15.249995              212,706
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                 13,650      14.785029              201,811
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                 24,906      14.508435              361,358
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
FEDERATED HIGH INCOME BOND FUND II
 2006  Lowest contract charges                    477      18.016694                8,586
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  1,456      16.333150               23,786
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                  2,948      15.982268               47,111
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                  4,530      14.534031               65,845
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                  7,746      11.945703               92,534
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FEDERATED AMERICAN LEADERS FUND II
 2006  Lowest contract charges                0.45%              1.47%             16.28%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              1.47%              4.55%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              1.24%              9.29%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%              1.49%             27.12%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --             (18.12)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
FEDERATED FUND FOR U.S. GOVERNMENT
 SECURITIES FUND II
 2006  Lowest contract charges                0.45%              3.93%              3.67%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              4.04%              1.57%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              4.35%              3.15%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%              4.73%              1.91%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --               6.26%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
FEDERATED HIGH INCOME BOND FUND II
 2006  Lowest contract charges                0.45%             11.52%             10.31%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              8.66%              2.20%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              7.30%              9.96%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%              7.36%             21.67%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --              (3.44)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
FEDERATED CAPITAL INCOME FUND II
 2006  Lowest contract charges                    181     $14.706866               $2,660
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                    376      12.774966                4,798
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                  2,986      12.073866               36,048
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                  3,046      11.025674               33,585
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                  2,858       9.178114               26,233
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
GARTMORE GVIT DEVELOPING MARKETS FUND
 2006  Lowest contract charges                  7,287      21.159503              154,197
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  6,994      15.794105              110,468
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 10,150      12.063325              122,440
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                  7,717      10.115487               78,061
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                  4,487       6.362592               28,551
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges                174,896       4.134052              723,027
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                224,444       3.785112              849,546
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                369,396       3.577676            1,321,579
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                579,757       3.495449            2,026,513
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                637,250       2.990023            1,905,391
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FEDERATED CAPITAL INCOME FUND II
 2006  Lowest contract charges                0.44%              7.24%             15.12%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              5.78%              5.81%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              4.34%              9.51%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%              6.36%             20.13%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --             (19.21)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
GARTMORE GVIT DEVELOPING MARKETS FUND
 2006  Lowest contract charges                0.45%              0.58%             33.97%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              0.56%             30.93%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              0.61%             19.26%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.44%              0.05%             58.98%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%              0.11%            (19.74)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges                1.35%              2.21%              9.22%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.35%              2.88%              5.80%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.36%              1.80%              2.35%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.35%              2.42%             16.90%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.93%              3.56%            (10.02)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
HARTFORD BLUE CHIP STOCK HLS FUND
 2006  Lowest contract charges                82,329    $19.943688          $1,641,934
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges               102,271     18.710236           1,913,507
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges               147,219     17.916823           2,637,693
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges               183,265     16.675799           3,056,091
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges               214,585     13.072493           2,805,156
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges               270,498      2.779831             751,939
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges               421,345      2.688479           1,132,777
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges               678,887      2.659888           1,805,763
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges               580,016      2.576883           1,494,632
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges             1,118,413      2.421879           2,708,660
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges                89,072      2.172864             193,542
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                94,037      1.888606             177,598
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges               100,497      1.656714             166,495
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                13,404      1.406795              18,857
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD BLUE CHIP STOCK HLS FUND
 2006  Lowest contract charges                1.35%             0.31%              6.59%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.35%             0.78%              4.43%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.35%             0.19%              7.44%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.35%             0.04%             27.56%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.93%               --             (19.06)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges                1.35%             4.10%              3.40%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.35%             6.40%              1.08%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.35%             5.13%              3.22%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.35%             3.65%              6.40%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.92%             4.61%              7.45%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges                1.35%             1.33%             15.05%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.35%             0.93%             14.00%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.33%             0.70%             17.77%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.24%             1.24%             40.68%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
HARTFORD CAPITAL OPPORTUNITIES HLS
 FUND
 2006  Lowest contract charges                 7,162     $6.612114             $47,354
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                21,007      6.211830             130,494
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                22,443      6.310475             141,626
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                22,807      5.818275             132,700
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                23,064      4.629555             106,776
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges                39,992      1.619055              64,750
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                24,153      1.363445              32,931
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges                26,373     29.003230             764,894
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                31,906     25.754559             821,714
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges                40,772     25.445733           1,037,478
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges                48,552     21.639602           1,050,641
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                64,084     16.178210           1,036,759
    Highest contract charges                  10,110      7.187427              72,665
    Remaining contract charges                    --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD CAPITAL OPPORTUNITIES HLS
 FUND
 2006  Lowest contract charges                1.35%               --               6.44%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.35%             0.37%             (1.56)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.35%             0.41%              8.46%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.35%             0.36%             25.68%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.93%               --             (23.00)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges                1.35%             1.92%             18.75%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.33%             5.46%              4.73%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges                1.35%             0.75%             12.61%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.35%             0.75%              1.21%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.35%             0.52%             17.59%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.35%             0.40%             33.76%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.93%             0.96%            (17.30)%
    Highest contract charges                  0.93%             0.38%            (13.16)%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          UNIT             CONTRACT
SUB-ACCOUNT                                UNITS      FAIR VALUE #      OWNERS' EQUITY
-------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2006  Lowest contract charges                63,122    $25.920241          $1,636,125
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                93,212     23.363372           2,177,751
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges               126,965     22.218925           2,821,032
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges               196,614     20.773885           4,084,446
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges                20,806      4.868391             101,292
    Highest contract charges                   9,221      4.693288              43,277
    Remaining contract charges               255,773            --           4,180,733
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges                 3,786      1.330319               5,037
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges                22,991      1.288948              29,635
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2006  Lowest contract charges               165,506      6.870140           1,137,052
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2005  Lowest contract charges               194,932      6.214487           1,211,405
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2004  Lowest contract charges               256,451      5.415672           1,388,854
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2003  Lowest contract charges               290,554      4.684257           1,361,031
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --
 2002  Lowest contract charges               424,251      3.301923           1,400,847
    Highest contract charges                      --            --                  --
    Remaining contract charges                    --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2006  Lowest contract charges                1.35%             0.95%             10.94%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.35%             1.03%              5.15%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.35%             0.92%              6.96%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.35%             1.19%             27.09%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.93%               --             (19.29)%
    Highest contract charges                  0.93%               --             (21.53)%
    Remaining contract charges                  --                --                 --
HARTFORD GROWTH HLS FUND
 2006  Lowest contract charges                1.35%             0.01%              3.21%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.28%               --               4.93%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                1.35%             0.73%             10.55%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.35%             0.19%             14.75%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.35%               --              15.61%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.35%               --              41.87%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2002  Lowest contract charges                0.93%               --             (23.33)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges                 31,070     $15.385587             $478,034
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                 46,888      14.027960              657,738
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 66,212      13.922540              921,836
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                 72,499      13.138961              952,565
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                 96,354      10.810925            1,041,677
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges                 15,262      20.049382              305,989
    Highest contract charges                   72,705      21.199401            1,541,305
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                 17,109      17.443801              298,446
    Highest contract charges                   94,503      18.611062            1,758,797
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 20,095      16.767469              336,948
    Highest contract charges                  154,213      18.051207            2,783,739
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                 24,424      15.257272              372,646
    Highest contract charges                  284,457      16.573850            4,714,541
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                 21,654      11.961142              259,012
    Highest contract charges                  399,819      13.110654            5,241,885
    Remaining contract charges                     --             --                   --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges                  4,301       1.643503                7,069
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  2,984       1.342521                4,007
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2006  Lowest contract charges                1.35%             14.09%              9.68%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.35%              6.75%              0.76%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.35%              4.91%              5.96%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.35%              3.89%             21.53%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.93%              6.51%             (6.50)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges                0.45%              1.71%             14.94%
    Highest contract charges                  1.35%              1.58%             13.91%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              1.84%              4.03%
    Highest contract charges                  1.35%              1.58%              3.10%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              1.12%              9.90%
    Highest contract charges                  1.35%              0.95%              8.91%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%              1.44%             27.56%
    Highest contract charges                  1.35%              1.21%             26.42%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%              1.19%            (17.80)%
    Highest contract charges                  0.93%              1.22%            (18.30)%
    Remaining contract charges                  --                 --                 --
HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract charges                1.35%              0.96%             22.42%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.32%              7.84%             13.90%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2006  Lowest contract charges                  4,955      $2.285008              $11,323
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  2,877       1.790688                5,152
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges                206,806       2.182253              451,303
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                238,718       1.777224              424,254
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                310,723       1.571597              488,331
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                383,090       1.349008              516,791
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                 59,965       9.201424              551,767
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
HARTFORD INTERNATIONAL STOCK HLS FUND
 2006  Lowest contract charges                 25,303      22.649076              573,094
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                 38,400      18.744993              719,800
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 49,036      17.055706              836,339
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                 69,565      14.992047            1,042,920
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                104,211      11.687669            1,217,989
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2006  Lowest contract charges                1.34%              1.56%             27.61%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --                 --              15.13%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges                1.35%              2.59%             22.79%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.35%                --              13.08%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.35%              0.68%             16.50%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25%              0.84%             34.90%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.93%                --             (19.26)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
HARTFORD INTERNATIONAL STOCK HLS FUND
 2006  Lowest contract charges                1.35%              1.50%             20.83%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.35%              1.37%              9.91%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.35%              0.29%             13.77%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.35%              2.33%             28.27%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.93%                --             (13.96)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD LARGECAP GROWTH HLS FUND
 2006  Lowest contract charges                 43,425      $9.568793             $415,522
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                 80,579       9.109448              734,029
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                142,465       9.142445            1,302,482
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                209,623       8.308041            1,741,554
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                228,040       6.822901            1,555,897
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
HARTFORD MIDCAP GROWTH HLS FUND
 2006  Lowest contract charges                 35,677      15.071139              537,693
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                 54,097      13.606476              736,074
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 80,224      13.191788            1,058,300
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                 86,869      11.850074            1,029,408
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                 78,186       9.165374              716,610
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges                 56,226       1.771274               99,591
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                127,979       1.714714              219,447
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                164,588       1.689946              278,144
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                332,316       1.696902              563,907
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                739,543       1.707196            1,262,546
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD LARGECAP GROWTH HLS FUND
 2006  Lowest contract charges                1.35%              0.40%              5.04%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.35%              0.82%             (0.36)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.35%              0.04%             10.04%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.35%                --              21.77%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.93%                --             (21.12)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
HARTFORD MIDCAP GROWTH HLS FUND
 2006  Lowest contract charges                1.35%                --              10.76%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.35%              0.02%              3.14%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.35%              0.13%             11.32%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.35%              0.17%             29.29%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.93%                --             (18.71)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges                1.37%              4.61%              3.30%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.34%              2.78%              1.47%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.36%              0.91%             (0.41)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.36%              0.77%             (0.60)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.93%              0.90%                --
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD SMALLCAP VALUE HLS FUND
 2006  Lowest contract charges                 50,710     $25.523118           $1,294,287
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                 71,664      21.866661            1,567,061
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                102,128      20.500498            2,093,677
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                116,486      18.229857            2,123,532
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                109,303      13.345282            1,458,680
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest contract charges                 30,104      29.472834              887,256
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                 35,643      27.956459              996,439
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 49,531      25.523286            1,264,190
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                 59,564      22.411946            1,334,934
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                 83,803      15.138100            1,268,611
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges                 56,435       1.598566               90,215
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                190,988       1.413203              269,905
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                183,795       1.306701              240,166
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                193,037       1.271457              245,439
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                 22,582       7.818789              176,566
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD SMALLCAP VALUE HLS FUND
 2006  Lowest contract charges                1.35%              1.19%             16.72%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.35%              1.30%              6.66%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.35%              0.65%             12.46%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.35%              0.51%             36.60%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.93%                --             (21.27)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
HARTFORD SMALLCAP GROWTH HLS FUND
 2006  Lowest contract charges                1.35%              0.34%              5.42%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.35%              0.34%              9.53%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.35%                --              13.88%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.35%                --              48.05%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.93%                --             (26.13)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges                1.35%              0.75%             13.12%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.35%              1.91%              8.15%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.35%              1.10%              2.77%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.25%              1.27%             27.15%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.93%              1.20%            (18.42)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2006  Lowest contract charges                 23,338     $23.768555             $554,710
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                 32,206      23.162151              745,971
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 43,511      23.117766            1,005,871
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                 74,516      22.956680            1,710,636
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                149,888      22.779788            3,414,432
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges                 26,122       1.358964               35,500
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  2,522       1.130665                2,852
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                 30,254      27.216975              823,409
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                 41,994      23.177599              973,316
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 62,686      21.687414            1,359,505
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                 91,514      18.491775            1,692,248
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                120,802      13.210798            1,595,896
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2006  Lowest contract charges                1.35%              3.21%              2.62%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.35%              2.98%              0.19%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.35%              3.46%              0.70%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.35%              1.35%              0.78%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.92%                --               7.14%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
HARTFORD VALUE HLS FUND
 2006  Lowest contract charges                1.35%              2.09%             20.19%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.33%             14.68%              4.55%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                1.35%              1.20%             17.43%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.35%              1.27%              6.87%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                1.35%              0.29%             17.28%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                1.35%              0.56%             39.98%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.93%                --             (20.28)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 2006  Lowest contract charges                  1,781      $1.429179               $2,545
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  1,976       1.199229                2,370
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
ING VP NATURAL RESOURCES TRUST
 2006  Lowest contract charges                  4,497      28.206496              126,837
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  6,295      23.275564              146,522
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                  3,520      16.366942               57,613
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                  2,125      14.592673               31,009
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                  1,866      11.230070               20,965
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
ING JPMORGAN EMERGING MARKETS EQUITY
 PORTFOLIO
 2006  Lowest contract charges                  2,549      13.922547               35,494
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                    605      10.269692                6,216
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
AIM V.I. GLOBAL HEALTH CARE FUND
 2006  Lowest contract charges                  5,362      21.354693              114,502
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  6,843      20.383928              139,494
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                  9,551      18.933125              180,831
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                 10,539      17.680161              186,338
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                 12,373      13.898552              171,969
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 2006  Lowest contract charges                1.35%              1.90%             19.18%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                1.31%             18.70%              2.37%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
ING VP NATURAL RESOURCES TRUST
 2006  Lowest contract charges                0.45%                --              21.19%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              0.04%             42.21%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              1.08%             12.16%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%                --              29.94%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.32%              0.45%            (10.35)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
ING JPMORGAN EMERGING MARKETS EQUITY
 PORTFOLIO
 2006  Lowest contract charges                0.45%              0.22%             35.57%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.40%                --               1.92%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
AIM V.I. GLOBAL HEALTH CARE FUND
 2006  Lowest contract charges                0.45%                --               4.76%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%                --               7.66%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%                --               7.09%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%                --              27.21%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --             (17.62)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND
 2006  Lowest contract charges                  3,722     $13.537016              $50,388
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                 12,289      12.308106              151,255
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 24,580      12.100547              297,429
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                 30,532      11.616845              354,691
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                 31,219       8.031808              250,745
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
MFS EMERGING GROWTH SERIES
 2006  Lowest contract charges                    310      19.258223                5,971
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                    472      17.929840                8,466
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                    488      16.494872                8,048
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                    791      14.668334               11,604
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                  6,174      11.314430               69,857
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
MFS HIGH INCOME SERIES
 2006  Lowest contract charges                  1,474      17.867204               26,336
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  2,175      16.261032               35,364
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                  2,319      15.989376               37,077
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                  4,778      14.715094               70,312
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                 12,066      12.531160              151,202
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. TECHNOLOGY FUND
 2006  Lowest contract charges                0.45%                --               9.99%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%                --               1.72%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%                --               4.16%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%                --              44.64%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --             (33.62)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
MFS EMERGING GROWTH SERIES
 2006  Lowest contract charges                0.45%                --               7.41%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%                --               8.70%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%                --              12.45%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%                --              29.64%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --             (24.28)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
MFS HIGH INCOME SERIES
 2006  Lowest contract charges                0.45%              8.11%              9.88%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              6.52%              1.70%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              4.02%              8.66%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%              6.84%             17.43%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --              (0.34)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
MFS STRATEGIC INCOME SERIES
 2006  Lowest contract charges                  1,255     $15.933761              $19,990
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  1,455      15.004669               21,828
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                  1,676      14.793340               24,799
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                  2,101      13.793767               28,982
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                  2,369      12.553012               29,740
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
NEUBERGER BERMAN AMT LIMITED MATURITY
 BOND PORTFOLIO
 2006  Lowest contract charges                  1,661      14.262173               23,695
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  1,939      13.748814               26,665
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                  3,737      13.614332               50,874
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                  9,960      13.569986              135,159
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                 12,712      13.308572              169,180
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS STRATEGIC INCOME SERIES
 2006  Lowest contract charges                0.45%              5.36%              6.19%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              6.89%              1.43%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              5.23%              7.25%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%              5.25%              9.88%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --               6.59%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
NEUBERGER BERMAN AMT LIMITED MATURITY
 BOND PORTFOLIO
 2006  Lowest contract charges                0.45%              2.91%              3.73%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              2.14%              0.99%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              3.09%              0.33%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%              4.00%              1.96%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --               3.91%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2006  Lowest contract charges                  1,950     $21.198371              $41,347
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  1,826      18.971704               34,649
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                  1,568      16.144003               25,315
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                  4,749      13.630397               64,731
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                  4,223      10.135482               42,806
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
PIONEER FUND VCT PORTFOLIO
 2006  Lowest contract charges                  1,996      12.622213               25,188
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  2,290      10.871085               24,897
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                  8,349      10.285190               85,870
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                  9,673      12.062753              116,678
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                 21,449       9.711024              208,292
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
PIONEER GROWTH OPPORTUNITIES VCT
 PORTFOLIO
 2006  Lowest contract charges                  8,433      21.317943              179,779
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  9,797      20.279087              198,669
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                 11,200      19.093796              213,854
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2006  Lowest contract charges                0.45%              0.76%             11.74%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              0.95%             17.52%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              0.01%             18.44%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%                --              34.48%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --             (23.93)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
PIONEER FUND VCT PORTFOLIO
 2006  Lowest contract charges                0.45%              1.33%             16.11%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              1.18%              5.70%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.04%                --               2.85%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%              0.66%             24.22%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%              1.32%            (19.23)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
PIONEER GROWTH OPPORTUNITIES VCT
 PORTFOLIO
 2006  Lowest contract charges                0.45%                --               5.12%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%                --               6.21%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%                --              21.78%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #        OWNERS' EQUITY
----------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE BOND FUND
 2006  Lowest contract charges                  2,596     $16.401695              $42,583
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  1,343      15.472974               20,779
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                  2,886      16.028761               46,258
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                  1,162      14.751171               17,136
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                  1,525      12.540005               19,127
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
VAN ECK WORLDWIDE HARD ASSETS FUND
 2006  Lowest contract charges                  4,944      25.865846              127,890
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  7,077      20.870747              147,698
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2004  Lowest contract charges                  4,939      13.822619               68,272
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2003  Lowest contract charges                    934      11.199452               10,456
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2002  Lowest contract charges                     63       7.754362                  490
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2006  Lowest contract charges                  1,166      23.187850                27029
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --
 2005  Lowest contract charges                  1,596      20.317107                32436
    Highest contract charges                       --             --                   --
    Remaining contract charges                     --             --                   --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
VAN ECK WORLDWIDE BOND FUND
 2006  Lowest contract charges                0.45%              4.74%              6.00%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              9.08%             (3.47)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.45%              4.33%              8.66%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.45%              1.67%             17.63%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.30%                --              18.03%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
VAN ECK WORLDWIDE HARD ASSETS FUND
 2006  Lowest contract charges                0.45%              0.07%             23.93%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.45%              0.22%             50.99%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                0.44%              0.07%             23.42%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                0.46%              0.08%             44.43%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                0.31%                --             (14.21)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2006  Lowest contract charges                0.45%                --              14.13%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                0.44%                --              20.94%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

* This represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Fund and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of

-------------------------------------------------------------------------------

      investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and any Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.45% to 1.25% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense of 0.10% of the contract's value for annual fund operating expenses provided for by the Company.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

                               2006 ANNUAL REPORT

                  FOR THE FISCAL YEAR ENDED DECEMBER 31, 2006
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                              FINANCIAL STATEMENTS
                               DECEMBER 31, 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                      F-1
Balance Sheets                                                               F-2
Statements of Operations                                                     F-3
Statements of Changes in Shareholder's Equity                                F-4
Statements of Cash Flows                                                     F-5
Notes to Financial Statements                                                F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Life Insurance Company of New York:

In our opinion, the accompanying balance sheets and the related statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Assurant, Inc. at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
March 1, 2007
Minneapolis, Minnesota

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                         AT DECEMBER 31, 2006 AND 2005

                                                         AS OF DECEMBER 31,
                                                        2006             2005
                                                        (IN THOUSANDS EXCEPT
                                                          NUMBER OF SHARES)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities available for sale, at fair value
  (amortized cost -- $107,827 in 2006 and $113,980
  in 2005)                                             $111,522         $119,604
 Equity securities available for sale, at fair
  value (cost -- $9,455 in 2006 and $9,046 in 2005)       9,381            8,790
 Commercial mortgage loans on real estate at
  amortized cost                                         21,686           13,996
 Policy loans                                               120               98
 Short-term investments                                   2,401            3,341
 Other investments                                        2,524            3,028
                                                     ----------       ----------
                                  TOTAL INVESTMENTS     147,634          148,857
                                                     ----------       ----------
 Cash and cash equivalents                                5,600            2,863
 Premiums and accounts receivable                         3,383            3,359
 Reinsurance recoverables                               101,283           94,660
 Due from affiliates                                         --              327
 Accrued investment income                                1,581            1,605
 Tax receivable                                           1,273              122
 Deferred acquisition costs                               1,188            1,437
 Deferred income taxes, net                               1,485            1,999
 Goodwill                                                 2,038            2,038
 Other assets                                                85               84
 Assets held in separate accounts                        21,948           25,343
                                                     ----------       ----------
                                       TOTAL ASSETS    $287,498         $282,694
                                                     ----------       ----------
LIABILITIES
 Future policy benefits and expenses                    $40,381          $35,762
 Unearned premiums                                       10,979           14,008
 Claims and benefits payable                            138,880          135,176
 Commissions payable                                      4,634            4,463
 Reinsurance balances payable                               514            2,596
 Funds held under reinsurance                                76               83
 Deferred gain on disposal of businesses                  5,254            5,454
 Accounts payable and other liabilities                   4,507            3,366
 Due to affiliates                                        1,576               --
 Liabilities related to separate accounts                21,948           25,343
                                                     ----------       ----------
                                  TOTAL LIABILITIES    $228,749         $226,251
                                                     ----------       ----------
COMMITMENTS AND CONTINGENCIES (NOTE 15)                      --               --
STOCKHOLDER'S EQUITY
 Common stock, par value $20 per share, 100,000
  shares authorized, issued, and outstanding              2,000            2,000
 Additional paid-in capital                              43,006           43,006
 Retained earnings                                       11,389            7,948
 Accumulated other comprehensive income                   2,354            3,489
                                                     ----------       ----------
                         TOTAL STOCKHOLDER'S EQUITY      58,749           56,443
                                                     ----------       ----------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $287,498         $282,694
                                                     ----------       ----------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                               YEARS ENDED DECEMBER 31,
                                         2006            2005            2004
                                                    (IN THOUSANDS)
--------------------------------------------------------------------------------
REVENUES
 Net earned premiums and other
  considerations                         $61,338         $59,598         $65,593
 Net investment income                     9,175           8,756           9,738
 Net realized (losses) gains on
  investments                               (173)            146             819
 Amortization of deferred gains on
  disposal of businesses                     200           1,038           1,575
 Fees and other income                        47              31             305
                                       ---------       ---------       ---------
                       TOTAL REVENUES     70,587          69,569          78,030
                                       ---------       ---------       ---------
BENEFITS, LOSSES AND EXPENSES
 Policyholder benefits                    32,284          34,571          42,732
 Amortization of deferred acquisition
  costs                                    1,084             981             247
 Underwriting, general and
  administrative expenses                 16,697          16,656          18,442
                                       ---------       ---------       ---------
  TOTAL BENEFITS, LOSSES AND EXPENSES     50,065          52,208          61,421
                                       ---------       ---------       ---------
 Income before income taxes               20,522          17,361          16,609
 Income taxes                              7,081           5,957           4,632
                                       ---------       ---------       ---------
                           NET INCOME    $13,441         $11,404         $11,977
                                       ---------       ---------       ---------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                 STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                    ADDITIONAL
                                              COMMON                  PAID-IN
                                              STOCK                   CAPITAL

                                            (IN THOUSANDS EXCEPT NUMBER OF SHARES)
---------------------------------------------------------------------------------------
Balance, January 1, 2004                        $2,000                  $43,006
 Dividends on common stock                          --                       --
 Comprehensive income:
  Net income                                        --                       --
 Net change in unrealized gains on
  securities                                        --                       --
 Other                                              --                       --
  Total comprehensive income
Balance, December 31, 2004                       2,000                   43,006
 Dividends on common stock                          --                       --
 Comprehensive income:
  Net income                                        --                       --
 Net change in unrealized gains on
  securities                                        --                       --
 Total comprehensive income
Balance, December 31, 2005                       2,000                   43,006
 Dividends on common stock                          --                       --
 Comprehensive income:
  Net income                                        --                       --
 Net change in unrealized gains on
  securities                                        --                       --
 Total comprehensive income
Balance, December 31, 2006                      $2,000                  $43,006
                                            ----------              -----------

                                                             ACCUMULATED
                                                                OTHER
                                                            COMPREHENSIVE
                                                            INCOME (LOSS)
                                        RETAINED
                                        EARNINGS                                      TOTAL
                                               (IN THOUSANDS EXCEPT NUMBER OF SHARES)
--------------------------------------  ---------------------------------------------------------
Balance, January 1, 2004                  $28,663                   $7,082            $80,751
 Dividends on common stock                (40,000)                      --            (40,000)
 Comprehensive income:
  Net income                               11,977                       --             11,977
 Net change in unrealized gains on
  securities                                   --                   (1,239)            (1,239)
 Other                                          4                       (4)                --
                                                                                    ---------
  Total comprehensive income                                                           10,738
                                                                                    ---------
Balance, December 31, 2004                    644                    5,839             51,489
 Dividends on common stock                 (4,100)                      --             (4,100)
 Comprehensive income:
  Net income                               11,404                       --             11,404
 Net change in unrealized gains on
  securities                                   --                   (2,350)            (2,350)
                                                                                    ---------
 Total comprehensive income                                                             9,054
                                                                                    ---------
Balance, December 31, 2005                  7,948                    3,489             56,443
 Dividends on common stock                (10,000)                      --            (10,000)
 Comprehensive income:
  Net income                               13,441                       --             13,441
 Net change in unrealized gains on
  securities                                   --                   (1,135)            (1,135)
                                                                                    ---------
 Total comprehensive income                                                            12,306
                                                                                    ---------
Balance, December 31, 2006                $11,389                   $2,354            $58,749
                                        ---------          ---------------          ---------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                          YEARS ENDED DECEMBER 31,
                                    2006            2005            2004
                                               (IN THOUSANDS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                         $13,441         $11,404         $11,977
 Adjustments to reconcile net
  income to net cash provided by
  operating activities:
 Change in reinsurance
  recoverables                       (6,623)         (1,053)          6,844
 Change in premiums and accounts
  receivable                            303           1,754          (2,663)
 Change in deferred acquisition
  costs                                 249            (314)           (181)
 Change in accrued investment
  income                                 24              96             484
 Change in insurance policy
  reserves and expenses               5,294          (4,394)         (7,834)
 Change in accounts payable and
  other liabilities                   2,880          (1,107)         (2,313)
 Change in commissions payable          171            (538)          1,190
 Change in reinsurance balances
  payable                            (2,082)             87             574
 Change in funds held under
  reinsurance                            (7)             (6)             (5)
 Amortization of deferred gains
  on disposal of businesses            (200)         (1,038)         (1,575)
 Change in income taxes                 (25)          1,875            (794)
 Net realized losses (gains) on
  investments                           173            (146)           (819)
 Other                                  135              57            (166)
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES     13,733           6,677           4,719
                                  ---------       ---------       ---------
INVESTING ACTIVITIES
 Sales of:
 Fixed maturities available for
  sale                               12,994          18,531          57,159
 Equity securities available for
  sale                                3,812           1,143           4,376
 Maturities, prepayments, and
  scheduled redemption of:
 Fixed maturities available for
  sale                                8,635          15,909          11,035
 Purchase of:
 Fixed maturities available for
  sale                              (15,827)        (35,839)        (26,454)
 Equity securities available for
  sale                               (4,342)         (1,700)         (3,330)
 Change in commercial mortgage
  loans on real estate               (7,690)         (4,871)         (5,325)
 Change in short-term
  investments                           940           1,234           3,516
 Change in other invested assets        504             537          (1,353)
 Change in policy loans                 (22)            (18)            (43)
                                  ---------       ---------       ---------
  NET CASH (USED IN) PROVIDED BY
            INVESTING ACTIVITIES       (996)         (5,074)         39,581
                                  ---------       ---------       ---------
FINANCING ACTIVITIES
 Dividends paid                     (10,000)         (4,100)        (40,000)
                                  ---------       ---------       ---------
    NET CASH (USED IN) FINANCING
                      ACTIVITIES    (10,000)         (4,100)        (40,000)
                                  ---------       ---------       ---------
 Change in cash and cash
  equivalents                         2,737          (2,497)          4,300
 Cash and cash equivalents at
  beginning of period                 2,863           5,360           1,060
                                  ---------       ---------       ---------
CASH AND CASH EQUIVALENTS AT END
                       OF PERIOD     $5,600          $2,863          $5,360
                                  ---------       ---------       ---------
Supplemental information:
 Income taxes paid (net of
  refunds)                            7,107           4,081           5,428

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006, 2005 AND 2004
(IN THOUSANDS EXCEPT SHARE DATA)

--------------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Union Security Life Insurance Company of New York (the "Company"), formerly known as First Fortis Life Insurance Company, is a provider of life insurance products. The Company is a wholly owned subsidiary of Assurant, Inc. (the "Parent"). Assurant, Inc.'s common stock is traded on the New York Stock Exchange under the symbol AIZ.

The Company is domiciled in New York and is qualified to sell life, health and annuity insurance in the state of New York. The Company's revenues are derived principally from group employee benefits and credit products. The Company offers credit insurance, group disability insurance, group dental insurance and group life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Dollar amounts are presented in U.S. dollars and all amounts are in thousands, except for number of shares.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The most significant items on the Company's balance sheet affected by the use of estimates are investments, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes, goodwill, future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gains on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2006 presentation.

REVENUE RECOGNITION

The Company recognizes and reports revenue when realized or realizable and earned. Revenue generally is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured.

INVESTMENTS

Fixed maturities and equity securities are classified as available for sale and reported at fair value. If the fair value is higher than the amortized cost for debt securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes, are included in accumulated other comprehensive income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience and individually impaired loan analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest. Changes in the allowance for loan losses are recorded in net realized gains and losses.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and short maturity investments. These amounts are reported at cost, which approximates fair value.

Other investments consist primarily of investments in certified capital companies ("CAPCOs"). The Company's CAPCOs consist of debt instruments that are recorded at amortized cost, which approximates fair value.

The Company monitors its investment portfolio to identify investments that may be other than temporarily impaired. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watchlist, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the writedown reported as a realized loss in that period. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held and the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Realized gains and losses on sales of investments and declines in value judged to be other-than-temporary are recognized on the specific identification basis.

Investment income is reported as earned net of investment expenses.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank providing the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

RECEIVABLES

The Company reports a receivable when revenue has been recognized and reported but not collected.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

Reinsurance balances payable are reported for reinsurance assumed based upon ceding entities' estimations.

Funds held under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or credit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, and certain direct marketing expenses.

Loss recognition testing is performed annually and reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of interest income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs on the Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income and reported as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write down is recorded. The fair value is based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates.

The Company adopted the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS 142") No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, on January 1, 2002. As part of the adoption of FAS 142, the Company is required to test goodwill on at least an annual basis. The Company performed a January 1, 2005 impairment test during the first quarter and concluded that goodwill is not impaired. Effective September 30, 2005, the Company changed the date of its annual goodwill impairment test to the fourth quarter based on actual data through October 1st. The Company determined this change in accounting principle is preferable because it will allow management to incorporate this test into the normal flow of the financial planning and reporting cycle and provide more timely analysis on the recoverability of goodwill. The Company's fourth quarter 2006 impairment test also concluded that goodwill is not impaired.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Identifiable intangible assets with finite lives, including costs capitalized relating to developing software for internal use, are amortized on a straight-line basis over their estimated useful lives. The Company tests the intangible assets for impairment whenever circumstances warrant, but at least annually. If impairment exists, then the excess of the unamortized balance over the fair value of the intangible assets will be charged to earnings at that time.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying statements of operations.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group Inc. ("The Hartford").

RESERVES

Reserves are established according to GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions to arrive at loss development factors. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates, generally involving actuarial projections at a given time, of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on our assessment of facts and circumstances then known. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, such as: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable, particularly on a prospective basis. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the statement of operations of the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made.

Long Duration Contracts

Future policy benefits and expense reserves on long-term care, life insurance policies and annuity contracts that are no longer offered and the traditional life insurance contracts within the Company are reported at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for universal life insurance policies and investment-type annuity contracts no longer offered, and the variable life insurance and investment-type annuity contracts in the Company consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

For short duration contracts, claims and benefits payable reserves are reported when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include (1) case reserves for known but unpaid claims as of the balance sheet date; (2) incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR reserves are reported at an amount equal to the net present value of the expected claims future payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Unearned premium reserves are maintained for the portion of the premiums on short duration contracts that is related to the unexpired period of the policies.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAINS ON DISPOSAL OF BUSINESSES

The Company reports deferred gains on disposal of businesses for disposals utilizing reinsurance. On March 1, 2000, the Parent sold its LTC business using a coinsurance contract. On April 1, 2001, the Parent sold its FFG business using a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gains on these disposals were deferred and reported as a liability and decreased as recognized and reported as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gains on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company.

PREMIUMS

Long Duration Contracts

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized and reported as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes and reports revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, dental, and credit life and disability.

FEE INCOME

The Company primarily derives income from fees received from providing administrative services. Fee income is recognized and reported when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, amortization of DAC, salaries and personnel benefits and other general operating expenses. These expenses are reported as incurred.

LEASES

The Company reports expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows SFAS No. 5, ACCOUNTING FOR CONTINGENCIES("FAS 5"), which requires the Company to evaluate each contingent matter separately. A loss is reported if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company reports an estimated reserve at the low end of the estimated range. Contingencies affecting the Company include litigation matters which are inherently difficult to evaluate and are subject to significant changes.

RECENT ACCOUNTING PRONOUNCEMENTS ADOPTED

On January 1, 2006, the Parent adopted Statement of Financial Accounting Standards ("FAS") No. 123 (revised 2004), SHARE-BASED PAYMENT ("FAS 123R") which replaces Statement of Financial Accounting Standards No. 123, SHARE-BASED PAYMENTand supersedes Accounting Principles Board Opinion No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES. FAS 123R requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The pro forma disclosures previously permitted under FAS 123 are no longer an alternative to financial statement recognition. Under FAS 123R, companies must determine the appropriate fair value model to be used for valuing share-based payments, the amortization method for compensation cost, and the transition method to be used at date of adoption. The Parent adopted FAS 123R using the modified prospective method which requires that compensation expense be recorded for all unvested stock options at the beginning of the first quarter of adoption of FAS 123R. The adoption of FAS 123R did not have a material impact on the Company's financial statements.

On January 1, 2006, the Company adopted FAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS ("FAS 154"), a replacement of APB Opinion No. 20, ACCOUNTING CHANGES, and Statement No. 3, REPORTING ACCOUNTING CHANGES IN INTERIM FINANCIAL STATEMENTS. FAS 154 changes the accounting and reporting of a change in accounting principle. Prior to FAS 154, the majority of voluntary changes in accounting principles were required to be recognized as a cumulative effect adjustment within net income during the period of the change. FAS 154 requires retrospective application to prior period financial statements unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The adoption of FAS 154 did not have a material effect on the Company's financial position or results of operations.

On September 29, 2006 the FASB issued FAS 158, EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS("FAS 158"). This standard requires companies to recognize a net liability or asset to report the funded status of their defined benefit pension and other postretirement plans on their balance sheet with an offsetting adjustment to accumulated other comprehensive income. FAS 158 requires companies to make additional disclosures, but does not change how pensions and postretirement benefits are accounted for and reported in the income statement. The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. The Company has no legal obligation for benefits under these plans. The adoption of FAS 158 did not have a material impact on the Company's financial statements.

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108"). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. The Company adopted SAB 108 as of December 31, 2006. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

RECENT ACCOUNTING PRONOUNCEMENTS OUTSTANDING

In September 2005, the AICPA issued Statement of Position 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS,("SOP 05-1"). SOP 05-1 provides guidance on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a new contract that is substantially different from the replaced contract are accounted for as an extinguishment of the replaced contract, and the associated unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be reported as an expense immediately. Modifications resulting in a new contract that is substantially the same as the replaced contract are accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 will not have a material impact on the Company's financial statements.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). This Interpretation clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This Interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. This Interpretation also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Interpretation is effective for fiscal years beginning after December 15, 2006 and, therefore, the Company is required to adopt FIN 48 by the first quarter of 2007. The adoption of FIN 48 will not have a material impact on the Company's financial statements.

On September 15, 2006, the FASB issued FAS 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 defines fair value, addresses how companies should measure fair value when they are required to use a fair value measure for recognition or disclosure purposes under GAAP, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Therefore, the Company is required to adopt FAS 157 by the first quarter of 2008. The Company is currently evaluating the requirements of FAS 157 and the potential impact on the Company's financial statements.

In February, 2007, the FASB issued FAS 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ("FAS 159"). FAS 159 permits entities to choose to measure many financial assets and financial liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. FAS 159 is effective for fiscal years beginning after November 15, 2007. Therefore, the Company is required to adopt FAS 159 by the first quarter of 2008. The Company is currently evaluating the requirements of FAS 159 and the potential impact on the Company's financial statements.

3. INVESTMENTS

The amortized cost and fair value of fixed maturities and equity securities as of December 31, 2006 were as follows:

                                                 COST OR               GROSS               GROSS
                                                AMORTIZED            UNREALIZED         UNREALIZED
                                                  COST                 GAINS              LOSSES        FAIR VALUE
-------------------------------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
 United States Government and government
  agencies and authorities                          $2,857                $398               $ --            $3,255
 States, municipalities and political
  subdivisions                                       2,280                 167                 --             2,447
 Foreign governments                                 3,335                 199                (38)            3,496
 Public utilities                                   15,048                 642                (78)           15,612
 All other corporate bonds                          61,405               2,743               (303)           63,845
 Mortgage backed securities                         22,902                 129               (164)           22,867
                                               -----------            --------            -------       -----------
                  TOTAL FIXED MATURITIES          $107,827              $4,278              $(583)         $111,522
                                               -----------            --------            -------       -----------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
 Non-sinking fund preferred stocks                   9,455                 109               (183)            9,381
                                               -----------            --------            -------       -----------
                 TOTAL EQUITY SECURITIES            $9,455                $109              $(183)           $9,381
                                               -----------            --------            -------       -----------

The amortized cost and fair value of fixed maturities as of December 31, 2005 were as follows:

                                                 COST OR               GROSS               GROSS
                                                AMORTIZED            UNREALIZED         UNREALIZED
                                                  COST                 GAINS              LOSSES        FAIR VALUE
-------------------------------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
 United States Government and government
  agencies and authorities                          $4,160                $571               $(13)           $4,718
 States, municipalities and political
  subdivisions                                       2,779                 214                 --             2,993
 Foreign governments                                 3,346                 255                (18)            3,583
 Public utilities                                   15,493                 987                (20)           16,460
 All other corporate bonds                          66,089               3,955               (264)           69,780
 Mortgage backed securities                         22,113                 158               (201)           22,070
                                               -----------            --------            -------       -----------
                  TOTAL FIXED MATURITIES          $113,980              $6,140              $(516)         $119,604
                                               -----------            --------            -------       -----------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
 Non-sinking fund preferred stocks                   9,046                  60               (316)            8,790
                                               -----------            --------            -------       -----------
                 TOTAL EQUITY SECURITIES            $9,046                 $60              $(316)           $8,790
                                               -----------            --------            -------       -----------

The amortized cost and fair value of fixed maturities at December 31, 2006 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    AMORTIZED
                                                      COST           FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                 $1,708            $1,719
Due after one year through five years                   19,809            20,336
Due after five years through ten years                  29,421            29,764
Due after ten years                                     33,987            36,836
                                                   -----------       -----------
                                       TOTAL            84,925            88,655
Mortgage and asset backed securities                    22,902            22,867
                                                   -----------       -----------
                                       TOTAL          $107,827          $111,522
                                                   -----------       -----------

Proceeds from sales of available for sale securities were $16,806, $19,674, and $61,535 during 2006, 2005 and 2004, respectively. Gross gains of $91, $498 and $1,474 and gross losses of $419, $332 and $427 were realized on dispositions in 2006, 2005 and 2004, respectively.

Major categories of net investment income were as follows:

                                             YEARS ENDED DECEMBER 31,
                                         2006          2005          2004
--------------------------------------------------------------------------------
Fixed maturities                         $6,951        $7,135        $8,517
Equity securities                           596           581           719
Commercial mortgage loans on real
 estate                                   1,075           645           337
Policy loans                                  9             7             4
Short-term investments                      206           158            98
Other investments                           242           275           185
Cash and cash equivalents                   355           180            --
                                        -------       -------       -------
 Investment income                        9,434         8,981         9,860
Investment expenses                        (259)         (225)         (122)
                                        -------       -------       -------
                 NET INVESTMENT INCOME   $9,175        $8,756        $9,738
                                        -------       -------       -------

The net realized (losses) gains recorded in income for 2006, 2005 and 2004 are summarized as follows:

                                               YEARS ENDED DECEMBER 31,
                                            2006        2005         2004
--------------------------------------------------------------------------------
Fixed maturities                            $(219)       $172        $1,060
Equity securities                            (121)        (26)          (13)
                                           ------       -----       -------
Total marketable securities                  (340)        146         1,047
Other                                         167          --          (228)
                                           ------       -----       -------
                                    TOTAL   $(173)       $146          $819
                                           ------       -----       -------

The Company recorded $12, $20 and $0 of pre-tax realized losses in 2006, 2005 and 2004, respectively, associated with other-than-temporary declines in value of available for sale securities.

The investment category and duration of the Company's gross unrealized losses on fixed maturities and equity securities at December 31, 2006 were as follows:

                                                    LESS THAN 12 MONTHS                          12 MONTHS OR MORE
                                                                     UNREALIZED                                 UNREALIZED
                                            FAIR VALUE                 LOSSES           FAIR VALUE                LOSSES
------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
Foreign governments                               $966                   $(34)               $526                    $(4)
Public utilities                                 2,940                    (66)                191                    (12)
All other corporate bonds                       16,768                   (277)                774                    (26)
Mortgage backed securities                      10,782                   (152)                495                    (12)
                                            ----------               --------            --------               --------
                TOTAL FIXED MATURITIES         $31,456                  $(529)             $1,986                   $(54)
                                            ----------               --------            --------               --------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                2,893                    (63)              2,310                   (120)
                                            ----------               --------            --------               --------
               TOTAL EQUITY SECURITIES          $2,893                   $(63)             $2,310                  $(120)
                                            ----------               --------            --------               --------

                                                           TOTAL
                                                                     UNREALIZED
                                            FAIR VALUE                 LOSSES
--------------------------------------  -------------------------------------------
FIXED MATURITIES
BONDS:
Foreign governments                             $1,492                   $(38)
Public utilities                                 3,131                    (78)
All other corporate bonds                       17,542                   (303)
Mortgage backed securities                      11,277                   (164)
                                            ----------               --------
                TOTAL FIXED MATURITIES         $33,442                  $(583)
                                            ----------               --------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                5,203                   (183)
                                            ----------               --------
               TOTAL EQUITY SECURITIES          $5,203                  $(183)
                                            ----------               --------

The investment category and duration of the Company's gross unrealized losses on fixed maturities and equity securities at December 31, 2005 were as follows:

                                                    LESS THAN 12 MONTHS                           12 MONTHS OR MORE
                                                                     UNREALIZED                                  UNREALIZED
                                            FAIR VALUE                 LOSSES           FAIR VALUE                 LOSSES
--------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and
 government agencies and authorities              $913                   $(13)               $ --                     $ --
Foreign governments                              1,516                    (18)                 --                       --
Public utilities                                 1,030                    (17)                 48                       (3)
All other corporate bonds                       10,151                   (221)                706                      (43)
Mortgage backed securities                      10,525                   (188)                497                      (13)
                                            ----------               --------            --------                 --------
                TOTAL FIXED MATURITIES         $24,135                  $(457)             $1,251                     $(59)
                                            ----------               --------            --------                 --------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                5,168                   (176)              1,878                     (140)
                                            ----------               --------            --------                 --------
               TOTAL EQUITY SECURITIES          $5,168                  $(176)             $1,878                    $(140)
                                            ----------               --------            --------                 --------

                                                                TOTAL
                                                                               UNREALIZED
                                                 FAIR VALUE                      LOSSES
--------------------------------------  -----------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and
 government agencies and authorities                        $913                   $(13)
Foreign governments                                        1,516                    (18)
Public utilities                                           1,078                    (20)
All other corporate bonds                                 10,857                   (264)
Mortgage backed securities                                11,022                   (201)
                                                      ----------               --------
                TOTAL FIXED MATURITIES                   $25,386                  $(516)
                                                      ----------               --------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                          7,046                   (316)
                                                      ----------               --------
               TOTAL EQUITY SECURITIES                    $7,046                  $(316)
                                                      ----------               --------

The total unrealized losses represent less than 2% and 3% of the aggregate fair value of the related securities at December 31, 2006 and 2005, respectively. Approximately 77% and 76% of these unrealized losses have been in a continuous loss position for less than twelve months in 2006 and 2005, respectively. The total unrealized losses are comprised of 166 and 183 individual securities with 100% of the individual securities having an unrealized loss of less than $200 in 2006 and 2005, respectively. The total unrealized losses on securities that were in a continuous unrealized loss position for greater than six months but less than 12 months were approximately $22 and $158 in 2006 and 2005, respectively. There were no securities with an unrealized loss of greater than $200 at December 31, 2006 and 2005.

As part of the Company's ongoing monitoring process, the Company regularly reviews its investment portfolio to ensure that investments that may be other-than-temporarily impaired are identified on a timely basis and that any impairment is charged against earnings in the proper period. The Company has reviewed these securities and recorded $12, $20 and $0 of additional other-than-temporary impairments as of December 31, 2006, 2005 and 2004, respectively. Due to issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and their continued expectations to do so, as well as the Company's evaluation of the fundamentals of the issuers' financial condition, the Company believes that the prices of the securities in an unrealized loss position as of December 31, 2006 in the sectors discussed above were temporarily depressed primarily as a result of the prevailing level of interest rates at the time the securities were purchased. The company has the intent and ability to hold these assets until the date of recovery.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At December 31, 2006, approximately 60% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of New York, Washington, and Texas. Although the company has a diversified loan portfolio, an economic downtown could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $621 to $1,762 at December 31, 2006 and from $641 to $1,820 at December 31, 2005. The mortgage loan valuation allowance for losses was $33 and $200 at December 31, 2006 and 2005, respectively.

At December 31, 2006 loan commitments outstanding totaled approximately $450.

The Company has short term investments and fixed maturities carried at $440 and $438 at December 31, 2006 and 2005, respectively, on deposit with various governmental authorities as required by law.

4. INCOME TAXES

The Company is subject to U.S. taxes. Starting in 2003, it is part of the U.S. consolidated federal income tax return with the Parent. Information about the Company's current and deferred tax expense is as follows:

                                                  YEARS ENDED DECEMBER 31,
                                              2006          2005          2004
--------------------------------------------------------------------------------
Current expense:
 Federal                                      $5,955        $5,209        $2,406
                                             -------       -------       -------
                      TOTAL CURRENT EXPENSE    5,955         5,209         2,406
                                             -------       -------       -------
Deferred expense
 Federal                                       1,126           748         2,226
                                             -------       -------       -------
                     TOTAL DEFERRED EXPENSE    1,126           748         2,226
                                             -------       -------       -------
                   TOTAL INCOME TAX EXPENSE   $7,081        $5,957        $4,632
                                             -------       -------       -------

A reconciliation of the federal income tax rate to the Company's effective income tax rate is as follows:

                                                                 DECEMBER 31,
                                               2006                  2005                  2004
-----------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX RATE                         35.0%                 35.0%                 35.0%
RECONCILING ITEMS:
 Tax exempt interest                            (0.1)                 (0.2)                 (0.3)
 Dividends received deduction                   (0.3)                 (0.2)                 (0.4)
 Permanent nondeductible expenses                0.1                   0.3                    --
 Change in reserve for prior year taxes           --                  (0.4)                 (6.0)
 Other                                          (0.2)                 (0.2)                 (0.4)
                                               -----                 -----                 -----
EFFECTIVE INCOME TAX RATE:                      34.5%                 34.3%                 27.9%
                                               -----                 -----                 -----

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                               DECEMBER 31,
                                                            2006          2005
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
 Accrued liabilities                                          $327          $136
 Deferred acquisition costs                                  1,055         1,073
 Deferred gains on reinsurance                               1,839         1,909
 Investment adjustment                                           1           115
 Other assets                                                   --           723
                                                           -------       -------
                                GROSS DEFERRED TAX ASSETS    3,222         3,956
                                                           -------       -------
DEFERRED TAX LIABILITIES:
 Policyholder and separate account reserves                    470            78
 Unrealized gains on fixed maturities and equities           1,267         1,879
                                                           -------       -------
                           GROSS DEFERRED TAX LIABILITIES    1,737         1,957
                                                           -------       -------
                            NET DEFERRED INCOME TAX ASSET   $1,485        $1,999
                                                           -------       -------

As of December 31, 2006, the Company had no capital loss carryforwards for U.S. federal income tax purposes.

5. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 100,000 shares of common stock with a stated value of $20 per share. All the shares are issued and outstanding as of

December 31, 2006 and 2005. All the outstanding shares at December 31, 2006 are owned by the Parent (see Note 1). The Company paid dividends of $10,000, $4,100, and $40,000 at December 31, 2006, 2005 and 2004, respectively.

The maximum amount of dividends which can be paid by the State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note
6).

6. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Department of Commerce. Prescribed statutory accounting principles ("SAP") includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP;
2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP;
6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP;
8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

Reconciliations of net income and stockholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

                                                                  NET INCOME                         SHAREHOLDER'S EQUITY
                                                     2006            2005            2004            2006            2005
---------------------------------------------------------------------------------------------------------------------------------
Based on statutory accounting practices              $14,471         $10,538         $11,088         $52,054         $49,026
Deferred policy acquisition costs                       (249)            314             181           1,188           1,437
Deferred and uncollected premiums                         (8)            (87)          1,612              47              55
Policy reserves                                          490             602             (15)          3,104           2,614
Investment valuation difference                           10              14              17           3,464           5,035
Commissions                                              (38)            534              99               2             (11)
Deferred taxes                                            --              --              --             948             681
Deferred gain on disposal of businesses                   41             211             320          (5,254)         (5,454)
Unearned ceding fee                                       82              --             612            (367)           (448)
Amounts payable reinsurance ceded                         --              --              --               4              (9)
Realized (losses) gains on investments                   (43)            104             480              --              --
Amortization of goodwill                                  --              --              --           2,038           2,038
Income taxes                                          (1,093)           (747)         (2,226)             32              --
Pension                                                 (150)           (149)           (154)           (600)           (450)
Amortization of interest maintenance reserve             (29)            (77)            (37)             --              --
Reinsurance in unauthorized companies                     --              --              --             424               2
Interest maintenance reserve                              --              --              --             357             596
Asset valuation reserve                                   --              --              --           1,143           1,012
Agents balances                                           --              --              --              40              (3)
Other                                                    (43)            147              --             125             322
                                                   ---------       ---------       ---------       ---------       ---------
Based on generally accepted accounting principles    $13,441         $11,404         $11,977         $58,749         $56,443
                                                   ---------       ---------       ---------       ---------       ---------

Insurance enterprises are required by State Insurance Departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made with in the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2006, the Company declared and paid dividends of $10,000, of which $4,703 was ordinary and $5,297 was extraordinary. In 2005, the Company declared and paid dividends of $4,100, all of which were ordinary. In 2004, the Company declared and paid dividends of $40,000, of which $7,160 was ordinary and $32,840 was extraordinary. The Company has the ability, under state regulatory requirements, to dividend up to $5,005 to its parent in 2007 without permission from New York regulators.

7. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                                              2006       2005
--------------------------------------------------------------------------------
Ceded future policyholder benefits and expense                $40,686    $35,688
Ceded unearned premium                                          9,625     12,167
Ceded claims and benefits payable                              48,312     44,225
Ceded paid losses                                               2,660      2,580
                                                           ----------  ---------
                                                    TOTAL    $101,283    $94,660
                                                           ----------  ---------

The changes in direct premiums and premiums ceded were as follows:

                                  YEARS ENDED DECEMBER 31,
                                          2006
                         LONG                 SHORT
                       DURATION              DURATION          TOTAL
-------------------------------------------------------------------------
Gross earned
Premiums and other
 considerations         $10,820               $60,482          $71,302
Premiums assumed             --                19,384          19,384
Premiums ceded          (10,820)              (18,528)         (29,348)
                        -------              --------          ------
        NET EARNED
      PREMIUMS AND
             OTHER
    CONSIDERATIONS         $ --               $61,338          $61,338
                        -------              --------          ------
Gross policyholder
 benefits               $18,125               $34,334          $52,459
Benefits assumed             --                17,335          17,335
Benefits ceded          (18,116)              (19,394)         (37,510)
                        -------              --------          ------
  NET POLICYHOLDER
          BENEFITS           $9               $32,275          $32,284
                        -------              --------          ------

                                                             YEARS ENDED DECEMBER 31,
                                           2005                                                    2004
                          LONG                 SHORT                              LONG                 SHORT
                        DURATION              DURATION          TOTAL           DURATION              DURATION          TOTAL
------------------  --------------------------------------------------------------------------------------------------------------
Gross earned
Premiums and other
 considerations          $11,247               $70,879          $82,126          $10,930               $79,285          $90,215
Premiums assumed              --                11,402          11,402                --                13,174          13,174
Premiums ceded           (11,247)              (22,683)         (33,930)         (10,930)              (26,866)         (37,796)
                        --------              --------          ------          --------              --------          ------
        NET EARNED
      PREMIUMS AND
             OTHER
    CONSIDERATIONS          $ --               $59,598          $59,598             $ --               $65,593          $65,593
                        --------              --------          ------          --------              --------          ------
Gross policyholder
 benefits                $17,931               $44,880          $62,811          $19,628               $46,939          $66,567
Benefits assumed              --                 8,384           8,384                --                15,304          15,304
Benefits ceded           (17,925)              (18,699)         (36,624)         (19,619)              (19,520)         (39,139)
                        --------              --------          ------          --------              --------          ------
  NET POLICYHOLDER
          BENEFITS            $6               $34,565          $34,571               $9               $42,723          $42,732
                        --------              --------          ------          --------              --------          ------

The Company utilizes ceded reinsurance for loss protection and capital management and business divestitures.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk to minimize this exposure. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurers for the sharing of risks.

BUSINESS DIVESTITURES

The Parent has used reinsurance to exit certain businesses. Assets backing ceded liabilities related to this business are held in trust for the benefit of the Company and are reflected in the Company's balance sheet.

In 2001, the Parent entered into a reinsurance agreement with the Hartford for the sale of its annuity business. The Company's reinsurance recoverable from the Hartford was $4,185 and $5,840 as of December 31, 2006 and 2005, respectively. The Company would be responsible to administer this business in the event of a default by reinsurers. In addition, under the reinsurance agreement, the Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If the Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In 2000, the Parent divested its LTC operations to John Hancock. The Company's reinsurance recoverable from John Hancock was $46,115 and $36,278 as of December 31, 2006 and 2005, respectively.

8. RESERVES

The following table provides reserve information by major lines of business as of December 31, 2006 and 2005:

                                                              DECEMBER 31, 2006
                                      FUTURE                                                     INCURRED
                                      POLICY                                                     BUT NOT
                                   BENEFITS AND             UNEARNED            CASE             REPORTED
                                     EXPENSES               PREMIUMS           RESERVE           RESERVES
-------------------------------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
FFG and other disposed
 businesses                           $40,381                $3,949             $6,963            $1,477
SHORT DURATION CONTRACTS:
Group term life                           --                     75             14,864             1,765
Group disability                          --                    306             94,242             6,352
Medical                                   --                      4                849                24
Dental                                    --                     48                 51             1,176
Credit Life and Disability                --                  6,597              6,255             4,862
                                      ------                 ------            -------            ------
                          TOTAL       $40,381                $10,979           $123,224           $15,656
                                      ------                 ------            -------            ------

                                                              DECEMBER 31, 2005
                                      FUTURE                                                     INCURRED
                                      POLICY                                                     BUT NOT
                                   BENEFITS AND             UNEARNED            CASE             REPORTED
                                     EXPENSES               PREMIUMS           RESERVE           RESERVES
-------------------------------  ----------------------------------------------------------------------------
LONG DURATION CONTRACTS:
FFG and other disposed
 businesses                           $35,762                $4,125             $3,790              $248
SHORT DURATION CONTRACTS:
Group term life                           --                     63             16,651             1,981
Group disability                          --                    218             86,841             6,412
Medical                                   --                      4              1,233                46
Dental                                    --                     33                 66             1,532
Credit Life and Disability                --                  9,565              8,314             8,062
                                      ------                 ------            -------            ------
                          TOTAL       $35,762                $14,008           $116,895           $18,281
                                      ------                 ------            -------            ------

The following table provides a roll-forward of the claims and benefits payable for the Company's group term life and group disability lines of business. These are the Company's product lines with the most significant short duration claims and benefits payable balances.

                                                   GROUP           GROUP
                                                 TERM LIFE       DISABILITY
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2004, GROSS OF
 REINSURANCE                                       $20,936          $85,956
Less: Reinsurance ceded and other(1)                    --          (25,120)
                                                 ---------       ----------
Balance as of January 1, 2004, net of
 reinsurance                                        20,936           60,836
Incurred losses related to:
  Current year                                       7,373           19,664
  Prior year's interest                                730            2,664
  Prior year(s)                                     (2,360)          (5,201)
                                                 ---------       ----------
Total incurred losses                                5,743           17,127
Paid losses related to:
  Current year                                       4,213            2,241
  Prior year(s)                                      2,421            9,652
                                                 ---------       ----------
Total paid losses                                    6,634           11,893
Balance as of December 31, 2004, net of
 reinsurance                                        20,045           66,070
Plus: Reinsurance ceded and other(1)                    --           26,571
                                                 ---------       ----------
BALANCE AS OF DECEMBER 31, 2004, GROSS OF
 REINSURANCE                                       $20,045          $92,641
                                                 ---------       ----------
Less: Reinsurance ceded and other(1)                    --          (26,571)
                                                 ---------       ----------
Balance as of January 1, 2005, net of
 reinsurance                                        20,045           66,070
Incurred losses related to:
  Current year                                      $6,875          $12,776
  Prior year's interest                                686            3,059
  Prior year(s)                                     (3,104)          (1,938)
                                                 ---------       ----------
Total incurred losses                                4,457           13,897
Paid losses related to:
  Current year                                       4,380            2,663
  Prior year(s)                                      1,897           11,628
                                                 ---------       ----------
Total paid losses                                    6,277           14,291
Balance as of December 31, 2005, net of
 reinsurance                                        18,225           65,676
Plus: Reinsurance ceded and other(1)                   407           27,577
                                                 ---------       ----------
BALANCE AS OF DECEMBER 31, 2005, GROSS OF
 REINSURANCE                                       $18,632          $93,253
                                                 ---------       ----------
Less: Reinsurance ceded and other(1)                  (407)         (27,577)
                                                 ---------       ----------
Balance as of January 1, 2006, net of
 reinsurance                                        18,225           65,676
Incurred losses related to:
  Current year                                       5,817           21,472
  Prior year's interest                                642            2,853
  Prior year(s)                                     (3,166)          (6,089)
                                                 ---------       ----------
Total incurred losses                                3,293           18,236
Paid losses related to:
  Current year                                       4,092            4,707
  Prior year(s)                                      1,198           10,281
                                                 ---------       ----------
Total paid losses                                    5,290           14,988
Balance as of December 31, 2006, net of
 reinsurance                                        16,228           68,924
Plus: Reinsurance ceded and other(1)                   401           31,670
                                                 ---------       ----------
BALANCE AS OF DECEMBER 31, 2006, GROSS OF
 REINSURANCE                                       $16,629         $100,594
                                                 ---------       ----------

(1) Reinsurance ceded and other includes claims and benefits payable balance that have either been [a] reinsured to third parties, [b] established for claims related expenses whose subsequent payment is not recorded as a paid claim, or [c] reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Claims and benefits payable include claims in process as well as provisions for incurred but not reported claims. Such amounts are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since claims and benefits payable include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior year" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior year" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability claims and benefits payable show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves.

LONG DURATION CONTRACTS

The Company's long duration contracts are comprised of FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting polices (see Note 2).

The reserves for FFG and LTC are included in the company's reserves in accordance with FAS 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. The Company maintains an offsetting reinsurance recoverable related to these reserves (see note 7).

SHORT DURATION CONTRACTS

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life. The principal products and services included in these categories are described in the summary of significant accounting polices (see note 2).

The Company's short duration contract group disability category includes short and long term disability products. Claims and benefits payable for long-term disability have been discounted at 5.25%. The December 31, 2006 and 2005 liabilities include $67,656 and $63,686, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2006 and 2005 are $21,166 and $20,946, respectively.

9. FAIR VALUE DISCLOSURES

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheets. In the measurement of the fair value of certain financial instruments, if quoted market prices were not available other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS: the carrying amount reported approximates fair value because of the short maturity of the instruments.

FIXED MATURITY SECURITIES: the fair value for fixed maturity securities, which includes both public and 144A securities, is based on quoted market prices, where available. For fixed maturity securities that are not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, excluding 144A securities, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

EQUITY SECURITIES: the fair value of equity securities and non-sinking fund preferred stocks is based upon quoted market prices.

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans reported in the balance sheets approximate fair value.

OTHER INVESTMENTS: The carrying amounts of other investments approximate fair value.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: separate account assets and liabilities are reported at their estimated fair values in the balance sheet.

                                                                DECEMBER 31, 2006                     DECEMBER 31, 2005
                                                       CARRYING                               CARRYING
                                                        VALUE               FAIR VALUE         VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
 Cash and cash equivalents                                $5,600                $5,600           $2,863               $2,863
 Fixed maturities                                        111,522               111,522          119,604              119,604
 Equity securities                                         9,381                 9,381            8,790                8,790
 Commercial mortgage loans on real estate                 21,686                21,566           13,996               14,355
 Policy loans                                                120                   120               98                   98
 Short-term investments                                    2,401                 2,401            3,341                3,341
 Other investments                                         2,524                 2,524            3,028                3,028
 Assets held in separate accounts                         21,948                21,948           25,343               25,343
FINANCIAL LIABILITIES
 Policy reserves under investment products
  (Individual and group annuities, subject to
  discretionary withdrawal)                               $3,859                $3,842           $5,462               $5,402
 Liabilities related to separate accounts                 21,948                21,948           25,343               25,343

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

10. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to approximately $124, $124 and $108 for 2006, 2005 and 2004, respectively.

The Company participates in a contributory profit sharing plan, sponsored by the Parent, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $48, $33 and $15 for 2006, 2005 and 2004, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by our Parent. Health care benefits, either through the Parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. During 2006, 2005 and 2004 the Company incurred expenses related to retirement benefits of $26, $25 and $37, respectively.

11. DEFERRED POLICY ACQUISITION COSTS

Information regarding deferred policy acquisition costs follows:

                                                   DECEMBER 31,
                                         2006          2005          2004
--------------------------------------------------------------------------------
Beginning Balance                        $1,437        $1,123          $942
 Costs deferred                             835         1,295           428
 Amortization                            (1,084)         (981)         (247)
                                       --------       -------       -------
                       ENDING BALANCE    $1,188        $1,437        $1,123
                                       --------       -------       -------

12. GOODWILL

Information regarding goodwill follows:

                                                        DECEMBER 31,
                                              2006          2005          2004
--------------------------------------------------------------------------------
Beginning Balance                             $2,038        $2,038        $2,038
 Acquisitions                                     --            --            --
                                             -------       -------       -------
                             ENDING BALANCE   $2,038        $2,038        $2,038
                                             -------       -------       -------

13. OTHER COMPREHENSIVE INCOME

The Company's components of other comprehensive income (loss) net of tax December 31 are as follows:

                             UNREALIZED GAINS            ACCUMULATED OTHER
                          (LOSSES) ON SECURITIES        COMPREHENSIVE INCOME
--------------------------------------------------------------------------------
Balance at January 1,
 2004                              $7,082                       $7,082
Activity in 2004                   (1,243)                      (1,243)
                                 --------                     --------
Balance at December
 31, 2004                           5,839                        5,839
Activity in 2005                   (2,350)                      (2,350)
                                 --------                     --------
Balance at December
 31, 2005                           3,489                        3,489
Activity in 2006                   (1,135)                      (1,135)
                                 --------                     --------
Balance at December
 31, 2006                          $2,354                       $2,354
                                 --------                     --------

14. RELATED PARTY TRANSACTIONS

The Company received various services from the Parent. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information systems, actuarial and other administrative functions. The fees paid for these services for years ended December 31, 2006, 2005 and 2004 were $4,471, $9,137 and $4,192, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.

The Company cedes group liability business to its affiliate, Union Security Insurance Company ("USIC"). The Company has ceded $6,916, $6,588 and $6,526 of premium to USIC in 2006, 2005 and 2004, respectively. The Company has ceded $29,151, $24,879 and $23,533 of reserves in 2006, 2005 and 2004, respectively, to USIC.

15. COMMITMENTS AND CONTINGENCIES

The Company leases office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2006, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2007                                                                        $611
2008                                                                         569
2009                                                                         228
2010                                                                         172
2011 and thereafter                                                           --
                                                                         -------
                                    TOTAL MINIMUM FUTURE LEASE PAYMENTS   $1,580
                                                                         -------

Rent expense was $564, $623 and $333 for 2006, 2005 and 2004 respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.